UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Absolute Return 100 Fund

The fund's portfolio
7/31/12 (Unaudited)

CORPORATE BONDS AND NOTES (24.6%)(a)
		Principal amount	Value

Banking (5.5%)

American Express Centurion Bank sr. unsec. unsub. notes 5.55s, 2012		$800,000	$808,469

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. notes 2.4s, 2013 (Australia)		800,000	806,174

Bank of America Corp. sr. unsec. unsub. notes FRN 0.968s, 2012		700,000	699,973

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 4.95s, 2012		300,000	303,382

Bank One Corp. unsec. sub. notes 5 1/4s, 2013		377,000	385,676

Barclays Bank PLC sr. unsec. unsub. notes 2 1/2s, 2013 (United Kingdom)		1,000,000	1,006,758

Barclays Bank PLC unsec. sub. notes FRN Ser. EMTN, 0.674s, 2017 (United Kingdom)		552,000	547,435

Citigroup, Inc. sr. unsec. notes FRN 2.467s, 2013		1,100,000	1,111,784

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012		650,000	652,062

Fifth Third Bancorp sr. unsec. notes 6 1/4s, 2013		1,450,000	1,507,992

ING Bank NV 144A bonds 2 1/2s, 2016		129,000	132,406

ING Bank NV 144A sr. unsec. notes FRN 1.518s, 2013 (Netherlands)		900,000	902,347

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)		620,000	640,156

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 4 7/8s, 2016 (United Kingdom)		510,000	543,561

National Australia Bank, Ltd. 144A sr. unsec. notes 2 1/2s, 2013 (Australia)		690,000	695,956

National Australia Bank, Ltd./New York sr. unsec. notes 1.6s, 2015 (Australia)		750,000	751,107

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes Ser. 2, 3.4s, 2013 (United Kingdom)		975,000	991,170

Royal Bank of Scotland PLC (The) 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)		430,000	448,397

Scotland International Finance No2 BV 144A bank guaranty unsec. sub. notes 4 1/4s, 2013 (Netherlands)		295,000	296,787

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s, 2013 (Japan)		685,000	691,234

Svenska Handelsbanken AB 144A sr. unsec. unsub. notes FRN 1.468s, 2012 (Sweden)		500,000	499,950

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)		200,000	211,052

Westpac Banking Corp. sr. unsec. unsub. bonds 2 1/4s, 2012 (Australia)		720,000	724,030

Westpac Banking Corp. 144A sr. unsec. notes FRN 1.191s, 2014 (Australia)		400,000	400,763

			15,758,621
Basic materials (1.6%)

Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015		845,000	889,137

ArcelorMittal sr. unsec. unsub. notes 5 3/8s, 2013 (France)		600,000	616,764

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. notes FRN 0.737s, 2014 (Australia)		500,000	501,628

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014		355,000	394,898

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017		790,000	811,188

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)		245,000	341,225

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		180,000	198,900

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013		825,000	869,657

			4,623,397
Capital goods (2.1%)

Caterpillar Financial Services Corp. sr. unsec. notes FRN 0.768s, 2013		650,000	652,282

Caterpillar Financial Services Corp. sr. unsec. notes FRN 0.751s, 2014		1,500,000	1,505,616

John Deere Capital Corp. sr. unsec. unsub. notes FRN 0.861s, 2013		900,000	903,701

Staples, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012		1,200,000	1,212,792

Staples, Inc. sr. unsec. notes 9 3/4s, 2014		505,000	562,593

United Technologies Corp. sr. unsec. unsub. notes FRN 0.737s, 2013		1,200,000	1,204,330

			6,041,314
Communication services (0.6%)

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012		610,000	611,306

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015		447,000	506,702

SBA Tower Trust 144A company guaranty mtge. notes 4.254s, 2015		625,000	652,711

			1,770,719
Consumer cyclicals (1.0%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		465,000	516,731

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020		315,000	350,002

QVC, Inc. 144A sr. notes 7 1/8s, 2017		215,000	228,098

Toyota Motor Credit Corp. sr. unsec. unsub. notes FRN Ser. MTN, 0.667s, 2013		700,000	701,111

Turner Broadcasting System, Inc. company guaranty sr. unsec. unsub. notes 8 3/8s, 2013		360,000	384,981

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014		310,000	332,065

Volkswagen International Finance NV 144A company guaranty sr. unsec. notes 1 5/8s, 2015 (Germany)		500,000	505,105

			3,018,093
Consumer finance (0.5%)

American Express Credit Corp. sr. unsec. sub. notes FRN 1.568s, 2015		600,000	609,302

American Honda Finance Corp. 144A sr. unsec. notes FRN Ser. MTN, 0.836s, 2012		1,000,000	1,000,709

			1,610,011
Consumer staples (3.0%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes FRN 0.815s, 2014		700,000	703,527

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2014		565,000	625,826

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3s, 2012		600,000	603,102

Cargill, Inc. 144A sr. unsec. notes 5.6s, 2012		1,000,000	1,006,151

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		400,000	457,000

Delhaize Group company guaranty sr. unsec. unsub. bonds 5 7/8s, 2014 (Belgium)		900,000	949,331

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013		1,800,000	1,881,829

Kraft Foods, Inc. sr. unsec. notes 2 5/8s, 2013		730,000	740,511

Kraft Foods, Inc. sr. unsec. unsub. notes FRN 1.333s, 2013		200,000	201,123

Kroger Co. (The) company guaranty sr. unsec. notes 5s, 2013		1,450,000	1,494,484

			8,662,884
Energy (0.2%)

Motiva Enterprises, LLC 144A sr. unsec. unsub. notes 5.2s, 2012		250,000	251,209

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 4 1/2s, 2012 (Qatar)		250,000	251,250

			502,459
Financial (0.7%)

Erac USA Finance Co. 144A company guaranty sr. notes 2 3/4s, 2013		445,000	451,126

GATX Corp. notes 4 3/4s, 2012		180,000	181,250

General Electric Capital Corp. sr. unsec. unsub. notes FRN Ser. MTN, 1.09s, 2014		500,000	500,689

General Electric Capital Corp. sr. unsec. unsub. notes FRN Ser. MTNA, 1.367s, 2013		275,000	277,056

WEA Finance, LLC/WCI Finance, LLC 144A company guaranty sr. unsec. unsub. notes 5.4s, 2012		500,000	503,716

			1,913,837
Insurance (2.0%)

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038		235,000	257,325

Jackson National Life Global Funding, Co. 144A sr. unsub. notes 5 3/8s, 2013		1,000,000	1,034,873

Lincoln National Corp. sr. unsec. unsub. notes 5.65s, 2012		400,000	401,385

MetLife Global Funding I 144A sr. unsec. notes 2 7/8s, 2012		270,000	270,734

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014		100,000	107,101

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2013		100,000	103,080

Metropolitan Life Global Funding I 144A unsec. notes FRN 0.868s, 2013		500,000	500,082

Monumental Global Funding II 144A sr. unsub. notes FRN 0.621s, 2013		600,000	595,843

Monumental Global Funding, Ltd. 144A sr. unsub. notes 5 1/2s, 2013		400,000	412,946

Monumental Global Funding, Ltd. 144A sr. unsub. notes 5 1/4s, 2014		550,000	578,501

New York Life Global Funding 144A notes 3s, 2015		930,000	983,237

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015		470,000	479,627

			5,724,734
Investment banking/Brokerage (0.6%)

Goldman Sachs Group, Inc. (The) sr. notes 3 5/8s, 2012		194,000	194,013

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 2.95s, 2012		1,420,000	1,429,483

			1,623,496
Real estate (2.7%)

Boston Properties, LP sr. unsec. notes 6 1/4s, 2013(R)		1,300,000	1,335,750

Camden Property Trust sr. unsec. unsub. notes 5 7/8s, 2012(R)		1,300,000	1,320,638

HCP, Inc. sr. unsec. unsub. notes 2.7s, 2014(R)		1,000,000	1,018,876

Hospitality Properties Trust sr. unsec. notes 7 7/8s, 2014(R)		800,000	868,014

ProLogis LP company guaranty sr. unsec. notes 5 1/2s, 2013		1,600,000	1,647,486

Simon Property Group LP sr. unsec. unsub. notes 5.1s, 2015(R)		700,000	770,645

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015(R)		770,000	818,034

			7,779,443
Technology (1.5%)

Hewlett-Packard Co. sr. unsec. unsub. notes 0.593s, 2012		1,800,000	1,800,038

IBM Corp. sr. unsec. unsub. notes 6 1/2s, 2013		2,000,000	2,146,748

Seagate Technology International 144A company guaranty sr. notes 10s, 2014 (Cayman Islands)		466,000	517,260

			4,464,046
Transportation (0.3%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		127,264	138,081

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		125,893	132,817

Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018		600,000	600,708

			871,606
Utilities and power (2.3%)

Ameren Corp. sr. unsec. notes 8 7/8s, 2014		240,000	267,766

CenterPoint Energy Resources Corp. sr. unsec. unsub. notes 7 7/8s, 2013		1,570,000	1,642,820

DTE Energy Co. sr. unsec. unsub. notes 7 5/8s, 2014		700,000	779,510

Great Plains Energy, Inc. sr. unsec. unsub. notes 2 3/4s, 2013		550,000	558,050

Kinder Morgan, Inc. sr. unsec. notes 6 1/2s, 2012		490,000	491,205

NGPL PipeCo, LLC 144A sr. unsec. notes 6.514s, 2012		600,000	609,000

Pacific Gas & Electric Co. sr. unsec. unsub. notes FRN 0.917s, 2012		1,000,000	1,001,511

Public Service Co. of Colorado sr. bonds 7 7/8s, 2012		400,000	404,832

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019		654,000	899,837

			6,654,531

Total corporate bonds and notes (cost $70,196,139)			$71,019,191

MORTGAGE-BACKED SECURITIES (22.6%)(a)
		Principal amount	Value

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047		$727,438	$88,675

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.661s, 2049		1,267,433	1,278,162
Ser. 07-2, Class A2, 5.634s, 2049		778,098	811,756
Ser. 04-3, Class D, 5.604s, 2039		626,000	615,352
Ser. 06-5, Class A2, 5.317s, 2047		1,270,705	1,273,877
Ser. 06-6, Class A2, 5.309s, 2045		1,218,556	1,246,640
Ser. 04-4, Class D, 5.073s, 2042		479,000	475,557
Ser. 07-1, Class XW, IO, 0.292s, 2049		1,365,057	13,592

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036		553,000	559,608
Ser. 04-4, Class XC, IO, 0.863s, 2042		1,437,626	16,853
Ser. 02-PB2, Class XC, IO, 0.477s, 2035		2,098,651	1,161

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 2A7, IO, 1.579s, 2047		9,496,135	395,039
Ser. 09-RR7, Class 2A1, IO, 0 3/4s, 2047		8,095,225	206,428
Ser. 09-RR7, Class 1A1, IO, 0 3/4s, 2046		8,138,918	207,542

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046		1,427,268	37,394
Ser. 07-AR5, Class 1X2, IO, 0 1/2s, 2047		868,302	18,495
Ser. 06-AR5, Class 1X, IO, 0 1/2s, 2046		1,885,456	35,824
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036		991,362	13,978

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043		700,000	732,053

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.248s, 2046		98,732	99,074
Ser. 05-C6, Class AJ, 5.209s, 2044		1,250,000	1,240,002

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.772s, 2039		1,056,784	1,062,719
FRB Ser. 07-C4, Class A3, 5.772s, 2039		987,000	1,048,984

CS First Boston Mortgage Securities Corp.
Ser. 02-CKN2, Class C1, 6.376s, 2037(F)		1,147,000	1,158,472
FRB Ser. 04-C2, Class D, 5.575s, 2036		529,000	534,290
Ser. 02-CP5, Class E, 5.339s, 2035		753,000	756,087
Ser. 05-C6, Class AJ, 5.23s, 2040(F)		1,205,000	1,183,075
Ser. 05-C5, Class AJ, 5.1s, 2038(F)		538,000	530,780
Ser. 03-CPN1, Class E, 4.891s, 2035		462,000	459,713

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		615,419	662,622
FRB Ser. 03-CK2, Class G, 5.744s, 2036		857,000	860,000
Ser. 03-C3, Class AX, IO, 1.761s, 2038		16,863,358	114,705

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2, Class B3, 6.04s, 2031		474,538	496,083

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.508s, 2035		47,649	76,239
Ser. T-8, Class A9, IO, 0.303s, 2028		201,805	2,523
Ser. T-59, Class 1AX, IO, 0.276s, 2043		467,427	4,090
Ser. T-48, Class A2, IO, 0.212s, 2033		672,034	4,200
Ser. 4077, Class TO, PO, zero %, 2041		880,000	752,470
Ser. 3835, Class FO, PO, zero %, 2041		3,745,650	3,152,339
FRB Ser. T-54, Class 2A, IO, zero %, 2043		270,979	42

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.615s, 2031		385,410	529,411
IFB Ser. 06-86, Class SY, 23.114s, 2036		219,595	274,494
IFB Ser. 05-75, Class GS, 19.511s, 2035		532,898	783,571
IFB Ser. 11-4, Class CS, 12.41s, 2040		787,468	905,588
Ser. 03-W10, Class 1, IO, 1.421s, 2043		109,863	5,047
Ser. 98-W5, Class X, IO, 0.123s, 2028		370,446	15,165
Ser. 98-W2, Class X, IO, 0.059s, 2028		1,283,446	56,552
Ser. 03-W1, Class 2A, IO, zero %, 2042		579,354	45

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035		468,000	477,828

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class A3, 5.481s, 2049		973,000	1,042,773

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 04-C1, Class F, 5.088s, 2038		894,000	885,060
Ser. 05-C3, Class XC, IO, 0.073s, 2045		70,250,803	351,161

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ, 4.915s, 2041		710,000	694,848

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.49s, 2041		1,884,595	2,995,055
IFB Ser. 10-158, Class SD, 14.269s, 2040		377,000	568,765
IFB Ser. 11-70, Class WS, 9.207s, 2040		1,272,000	1,554,791
IFB Ser. 11-72, Class SE, 7.072s, 2041		2,689,000	2,883,953
IFB Ser. 11-56, Class MS, 6.827s, 2041		1,799,763	2,021,224
Ser. 11-70, PO, zero %, 2041		4,762,260	3,912,483
Ser. 10-151, Class KO, PO, zero %, 2037		642,990	590,773

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036		983,040	37,159

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042(F)		727,000	735,166

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1, Class G, 4.773s, 2035		626,000	617,160

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038		198,128	199,614

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.564s, 2027		98,067	1,276
Ser. 98-2, IO, 0.412s, 2027		54,584	4
Ser. 98-3, IO, 0.393s, 2027		66,427	1,238
Ser. 98-4, IO, zero %, 2026		78,737	2,574

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 04-CB9, Class B, 5.668s, 2041(F)		803,000	783,527
Ser. 02-C3, Class D, 5.314s, 2035		866,000	879,423
FRB Ser. 02-C2, Class E, 5.141s, 2034		576,000	575,741
FRB Ser. 05-LDP1, Class C, 5.073s, 2046(F)		740,000	737,044
Ser. 04-CB8, Class B, 4 1/2s, 2039		943,000	919,425

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032		3,106	3,105
Ser. 06-C7, Class A2, 5.3s, 2038		461,762	461,762
Ser. 05-C7, Class A2, 5.103s, 2030		8,920	8,920
Ser. 07-C2, Class XW, IO, 0 1/2s, 2040		1,285,801	25,663

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, 0.8s, 2047		1,193,243	34,365

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.846s, 2050		1,229,000	1,272,036
Ser. 06-C2, Class AJ, 5.802s, 2043		511,000	411,355
FRB Ser. 07-C1, Class A2, 5.742s, 2050		224,485	224,431
Ser. 03-KEY1, Class C, 5.373s, 2035		463,000	468,139
Ser. 04-KEY2, Class D, 5.046s, 2039		416,000	368,160
Ser. 05-MCP1, Class XC, IO, 0.212s, 2043		54,202,727	590,864

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 06-1, Class A2, 5.439s, 2039		45,757	45,809
FRB Ser. 06-4, Class A2FL, 0.369s, 2049		389,133	383,418

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A Ser. 06-4, Class XC, IO, 0.197s, 2049(F)		64,151,386	834,024

Morgan Stanley Capital I
Ser. 06-HQ9, Class A2, 5.618s, 2044		44,413	44,535
Ser. 07-IQ14, Class A2, 5.61s, 2049		457,927	479,869
FRB Ser. 07-HQ12, Class A2, 5.597s, 2049		295,675	300,849

Morgan Stanley Capital I 144A Ser. 03-IQ6, Class C, 5.099s, 2041(F)		704,000	706,878

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2, Class F, 5.618s, 2035		513,000	492,480

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.853s, 2043		574,000	591,220

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030		258,000	269,894

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032		627,000	643,828

Structured Asset Mortgage Investments, Inc.
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037		674,688	14,506
Ser. 06-AR8, Class X, IO, 0.4s, 2036		2,955,064	39,598

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.005s, 2045		282,254	50,806

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.62s, 2039(F)		676,000	703,769

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class XA, IO, 1.994s, 2063		5,650,000	611,330

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C25, Class A2, 5.684s, 2043		2,370	2,370
Ser. 07-C30, Class A3, 5.246s, 2043		306,608	312,449
Ser. 06-C29, IO, 0.391s, 2048		40,093,133	621,444

Wachovia Bank Commercial Mortgage Trust 144A Ser. 07-C31, IO, 0.239s, 2047		91,876,322	832,629

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.217s, 2046		1,178,805	954,832
FRB Ser. 2005-AR17, Class A1B2, 0.655s, 2045		1,924,144	1,414,246
FRB Ser. 05-AR6, Class 2AB2, 0.616s, 2045		1,683,234	1,371,835
FRB Ser. 05-AR8, Class 2AB3, 0.606s, 2045		1,685,974	1,389,748

Total mortgage-backed securities (cost $62,219,152)			$65,245,599

PURCHASED OPTIONS OUTSTANDING (7.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042	$2,022,000	$80,617

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064	2,022,000	82,922

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085	2,022,000	86,178

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	4,905,963	5

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	4,905,963	812,918

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74	6,087,524	104,608

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74	6,087,524	1,248,928

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	2,354,000	43,636

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	7,474,000	172,582

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	7,494,000	139,388

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	7,803,000	241,659

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	2,903,000	144,656

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	2,903,000	146,485

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	2,903,000	150,608

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	2,354,000	382,777

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	7,474,000	1,255,998

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	7,494,000	1,479,863

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73	10,135,800	10

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/3.625	12,342,000	407,286

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	4,204,800	118,617

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	4,204,800	110,082

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765	4,897,801	39,182

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77	525,000	3,896

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125	2,022,000	90,464

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375	2,022,000	93,942

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225	3,236,000	176,491

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475	3,236,000	181,022

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27	3,236,000	185,358

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73	10,135,800	1,060,914

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/3.625	12,342,000	1,542,750

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	4,204,800	1,698,739

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	4,204,800	1,770,221

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765	4,897,801	646,510

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77	525,000	69,300

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	712,000	7

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	712,000	328

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	712,000	954

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	712,000	1,837

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	712,000	2,798

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	1,139,000	2,255

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	1,139,000	15,183

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	51,678	1,916

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	4,185,000	47,249

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705	10,630,000	84,296

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72	11,298,000	89,819

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	1,116,000	26,349

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	1,116,000	27,710

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	1,116,000	28,938

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	1,116,000	30,110

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	1,116,000	30,835

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	712,000	41,182

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	712,000	41,666

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	712,000	42,279

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	712,000	43,211

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175	3,236,000	202,962

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	712,000	44,059

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375	3,236,000	207,784

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675	3,236,000	211,731

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	1,139,000	125,347

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	1,139,000	138,400

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	51,678	5,793

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	4,185,000	423,355

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705	10,630,000	1,342,250

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72	11,298,000	1,430,779

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	11,940,600	12

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	4,185,000	46,010

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705	10,630,000	81,702

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11	6,386,000	42,550

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	11,940,600	1,389,647

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	4,185,000	429,247

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705	10,630,000	1,362,936

Total purchased options outstanding (cost $18,154,151)			$22,812,098

MUNICIPAL BONDS AND NOTES (1.6%)(a)
		Principal amount	Value

AR Union Cnty., Indl. Dev. VRDN (Del-Tin Fiber, LLC), 0.99s, 10/1/27		$ 1,700,000	$ 1,700,000

OH Hsg. Fin. Agcy. VRDN (Res. Mtge.Backed), Ser. E, GNMA Coll., FNMA Coll., 1s, 9/1/38		1,500,000	1,500,000

WI Hsg. & Econ. Dev. Auth. VRDN, Ser. D, 1 1/4s, 3/1/38		1,500,000	1,500,000

Total municipal bonds and notes (cost $4,700,000)			$4,700,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
		Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015		$1,340,000	$1,136,990

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017		200,000	206,164

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)		300,000	320,032

Ontario (Province of) sr. unsec. unsub. bonds 1 7/8s, 2012		600,000	602,694

Total foreign government and agency bonds and notes (cost $2,408,155)			$2,265,880

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020		$56,000	$62,265

Total U.S. treasury obligations (cost $52,899)			$62,265

SHORT-TERM INVESTMENTS (54.3%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.13%(e)		42,844,506	$42,844,506

SSgA Prime Money Market Fund 0.12%(P)		6,848,000	6,848,000

ABN AMRO Group N.V. commercial paper with an effective yield of 0.455%, August 29, 2012		$1,000,000	999,642

Alpine Securitization Corp. asset-backed commercial paper with an effective yield of 0.493%, August 22, 2012 (Switzerland)		2,300,000	2,299,316

Arrow Electronics, Inc. commercial paper with an effective yield of 0.825%, August 20, 2012		1,000,000	999,551

Arrow Electronics, Inc. commercial paper with an effective yield of 0.764%, August 10, 2012		500,000	499,900

Avon Capital Corp. commercial paper with an effective yield of 0.889%, August 15, 2012		1,000,000	999,642

Avon Capital Corp. commercial paper with an effective yield of 0.873%, August 3, 2012		400,000	399,980

Axa Financial, Inc. commercial paper with an effective yield of 0.704%, August 16, 2012		1,650,000	1,649,512

Bacardi Corp. commercial paper with an effective yield of 0.434%, August 15, 2012		1,300,000	1,299,773

Bacardi Corp. commercial paper with an effective yield of 0.425%, August 1, 2012		400,000	400,000

Bank of Montreal/Chicago, IL FRN 0.667s, 8/15/13 (Canada)		900,000	$900,660

Bank of Montreal/Chicago, IL FRN 0.651s, 10/25/12 (Canada)		1,300,000	1,299,841

Bank of Tokyo-Mitsubishi UFJ, Ltd./NY FRN 0.817s, 9/4/12 (Japan)		860,000	860,258

BP Capital Markets PLC commercial paper with an effective yield of 0.527%, August 7, 2012		1,670,000	1,669,852

British Telecommunications PLC commercial paper with an effective yield of 1.095%, October 29, 2012		1,675,000	1,672,111

CAFCO, LLC asset-backed commercial paper with an effective yield of 0.611%, September 25, 2012		800,000	799,242

CAFCO, LLC asset-backed commercial paper with an effective yield of 0.485%, August 14, 2012		400,000	399,928

CHARTA, LLC asset-backed commercial paper with an effective yield of 0.590%, September 17, 2012		1,000,000	999,217

CIESCO-LP asset-backed commercial paper with an effective yield of 0.539%, September 10, 2012		1,520,000	1,519,071

COFCO Capital Corp. commercial paper with an effective yield of 0.387%, August 16, 2012		1,000,000	999,833

Commonwealth Bank of Australia FRN 1.705s, 1/17/14 (Australia)		650,000	658,603

CRC Funding, LLC asset-backed commercial paper with an effective yield of 0.131%, August 8, 2012		1,000,000	999,913

Daimler Finance North America, LLC commercial paper with an effective yield of 0.946%, February 7, 2013		600,000	597,361

Daimler Finance North America, LLC commercial paper with an effective yield of 0.563%, October 16, 2012		1,000,000	998,984

Danske Corp. commercial paper with an effective yield of 0.500%, August 20, 2012		500,000	499,865

Danske Corp. commercial paper with effective yields ranging from 0.494% to 0.542%, August 6, 2012		1,900,000	1,899,864

Devon Energy Corp. commercial paper with an effective yield of 0.364%, August 10, 2012		1,500,000	1,499,858

DNB Bank ASA commercial paper with an effective yield of 0.357%, August 30, 2012		1,800,000	1,799,478

Duke Energy Corp. commercial paper with an effective yield of 0.534%, October 3, 2012		1,000,000	999,216

Ford Motor Credit Co., LLC commercial paper with an effective yield of 1.162%, August 24, 2012		1,000,000	999,246

Ford Motor Credit Co., LLC commercial paper with an effective yield of 1.291%, November 16, 2012		1,000,000	996,148

Govco, LLC asset-backed commercial paper with an effective yield of 0.505%, August 2, 2012		400,000	399,994

ING U.S., Inc. commercial paper with an effective yield of 0.859%, August 2, 2012		250,000	249,994

Macquarie Bank, Ltd. commercial paper with an effective yield of 0.636%, September 4, 2012		1,600,000	1,599,018

Nationwide Building Society commercial paper with an effective yield of 0.544%, August 29, 2012		1,000,000	999,572

Nissan Motor Acceptance Corp. commercial paper with an effective yield of 0.406%, August 6, 2012		1,000,000	999,940

Nordea Bank Finland PLC/New York FRN 0.946s, 2/6/13		1,000,000	1,001,760

Nordea Bank Finland PLC/New York FRN 0.901s, 4/5/13		1,825,000	1,825,000

PB Finance Delaware, Inc. commercial paper with an effective yield of 0.866%, August 23, 2012		650,000	649,650

PB Finance Delaware, Inc. commercial paper with an effective yield of 0.737%, September 19, 2012		500,000	499,490

PB Finance Delaware, Inc. commercial paper with an effective yield of 0.631%, August 15, 2012		450,000	449,886

Prudential PLC commercial paper with an effective yield of 0.689%, November 15, 2012		400,000	399,439

Safeway, Inc. commercial paper with an effective yield of 0.833%, August 28, 2012		1,500,000	1,499,044

Skandinaviska Enskilda Banken commercial paper with an effective yield of 0.476%, October 25, 2012		1,200,000	1,199,022

Skandinaviska Enskilda Banken commercial paper with an effective yield of zero %, August 9, 2012		300,000	300,000

Suncorp Group, Ltd. commercial paper with an effective yield of 0.463%, September 12, 2012		395,000	394,783

Svenska Handelsbanken/New York, NY FRN 1.018s, 9/25/13 (Sweden)		500,000	501,477

Swedbank AB commercial paper with an effective yield of 0.427%, August 31, 2012		1,000,000	999,625

TransCanada PipeLines, Ltd. commercial paper with an effective yield of 0.436%, August 16, 2012		1,200,000	1,199,775

TYCO International Finance SA commercial paper with an effective yield of 0.390%, August 15, 2012		1,500,000	1,499,761

Virginia Electric and Power Co. commercial paper with an effective yield of 0.408%, August 14, 2012		800,000	799,879

Vodafone Group PLC commercial paper with an effective yield of 1.015%, February 15, 2013		350,000	348,354

Volvo Treasury AB commercial paper with an effective yield of 0.633%, September 10, 2012		600,000	599,573

Volvo Treasury AB commercial paper with an effective yield of 0.623%, September 4, 2012		1,275,000	1,274,241

Westar Energy, Inc. commercial paper with an effective yield of 0.436%, August 13, 2012		1,200,000	1,199,820

Whirlpool Corp. commercial paper with an effective yield of 0.902%, September 4, 2012		1,000,000	999,131

Xerox Corp. commercial paper with an effective yield of 0.755%, August 6, 2012		1,100,000	1,099,882

U.S. Treasury Bills with an effective yield of 0.093%, September 20, 2012(SEGSF)		3,000,000	2,999,613

U.S. Treasury Bills with an effective yield of 0.132%, January 10, 2013(SEG)(SEGSF)		21,000,000	20,988,198

U.S. Treasury Bills with effective yields ranging from 0.078% to 0.110%, October 18, 2012(SEG)(SEGSF)		19,500,000	19,496,100

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.099%, August 23, 2012		8,000,000	7,999,511

Total short-term investments (cost $156,759,284)			$156,779,903

TOTAL INVESTMENTS

Total investments (cost $314,489,780)(b)			$322,884,936

FORWARD CURRENCY CONTRACTS at 7/31/12 (aggregate face value $1,403,807) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	British Pound	Buy	8/16/12	$257,439	$254,960	$2,479
	British Pound	Sell	8/16/12	257,439	254,674	(2,765)
Citibank, N.A.
	Australian Dollar	Buy	8/16/12	104,745	102,022	2,723
	Australian Dollar	Sell	8/16/12	104,745	99,879	(4,866)
	British Pound	Buy	8/16/12	6,115	6,050	65
	British Pound	Sell	8/16/12	6,115	6,049	(66)
	Euro	Sell	8/16/12	861	858	(3)
Credit Suisse AG
	British Pound	Sell	8/16/12	19,127	18,507	(620)
	Euro	Buy	8/16/12	2,338	2,364	(26)
	Japanese Yen	Sell	8/16/12	16,805	16,579	(226)
	Polish Zloty	Buy	8/16/12	20,081	19,590	491
	Polish Zloty	Sell	8/16/12	20,081	19,656	(425)
	South African Rand	Buy	8/16/12	14,183	14,312	(129)
	South African Rand	Sell	8/16/12	14,183	14,221	38
	Swiss Franc	Buy	8/16/12	30,430	30,737	(307)
Deutsche Bank AG
	British Pound	Buy	8/16/12	37,942	37,534	408
	British Pound	Sell	8/16/12	37,942	37,551	(391)
	Polish Zloty	Buy	8/16/12	13,208	12,886	322
	Polish Zloty	Sell	8/16/12	13,208	13,141	(67)
	Swiss Franc	Sell	8/16/12	18,033	18,227	194
Goldman Sachs International
	Euro	Buy	8/16/12	10,460	10,573	(113)
HSBC Bank USA, National Association
	Japanese Yen	Buy	8/16/12	680	669	11
JPMorgan Chase Bank, N.A.
	British Pound	Buy	8/16/12	50,798	50,278	520
	British Pound	Sell	8/16/12	50,798	50,252	(546)
	Canadian Dollar	Sell	8/16/12	66,291	64,447	(1,844)
	Euro	Buy	8/16/12	30,519	30,441	78
	South African Rand	Buy	8/16/12	19,622	19,160	462
	South African Rand	Sell	8/16/12	19,622	19,681	59
Royal Bank of Scotland PLC (The)
	Japanese Yen	Sell	8/16/12	78,716	77,534	(1,182)
State Street Bank and Trust Co.
	South African Rand	Buy	8/16/12	20,382	20,599	(217)
	South African Rand	Sell	8/16/12	20,382	20,443	61
UBS AG
	Swiss Franc	Buy	8/16/12	59,323	59,933	(610)

Total						$(6,492)

FUTURES CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	20	$2,311,868	Sep-12	$16,387
Canadian Government Bond 10 yr (Long)	4	554,181	Sep-12	6,912
U.K. Gilt 10 yr (Short)	2	382,179	Sep-12	(10,573)

Total				$12,726

WRITTEN OPTIONS OUTSTANDING at 7/31/12 (premiums received $17,909,901) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	$6,747,076	Aug-16/4.28	$1,137,139
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	1,481,037	Aug-16/4.35	257,234
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	6,747,076	Aug-16/4.28	157,807
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	10,135,800	Aug-12/2.73	1,060,914
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	1,979,672	Aug-16/4.17	199,353
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	12,330,841	Aug-16/3.625	1,495,731
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	2,958,171	Jun-16/4.39	330,724
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	2,174,629	Jul-16/4.67	428,402
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	2,609,555	Aug-16/4.68	515,909
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	6,793,157	May-16/4.745	866,807
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	869,852	Jul-16/4.80	180,233
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	10,135,800	Aug-12/2.73	10
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	12,330,841	Aug-16/3.625	416,782
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	1,979,672	Aug-16/4.17	22,568
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	2,174,629	Jul-16/4.67	39,578
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	2,609,555	Aug-16/4.68	47,233
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	6,793,157	May-16/4.745	53,666
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	869,852	Jul-16/4.80	14,701
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	2,958,171	Jun-16/4.89	22,482
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	3,313,926	May-16/4.11	336,125
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	3,006,194	Jun-16/4.12	305,826
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2026.	1,738,940	Jun-16/4.86	374,533
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	3,313,926	May-16/5.11	21,905
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	3,006,194	Jun-16/5.12	19,931
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing June 2026.	1,738,940	Jun-16/5.86	16,729
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	11,940,600	Aug-12/2.855	1,389,647
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	4,448,392	May-16/4.7575	572,762
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	16,982,891	May-16/4.77	2,195,788
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	11,940,600	Aug-12/2.855	12
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	4,448,392	May-16/4.7575	36,036
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	16,982,891	May-16/4.77	136,831
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	3,552,121	May-16/4.60	440,463
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	3,552,121	May-16/4.60	29,021
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	7,803,000	Aug-12/1.9475	241,659
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	2,022,000	Aug-12/2.042	80,617
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	2,022,000	Sep-12/2.064	82,922
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	2,022,000	Nov-12/2.1125	90,464
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	2,022,000	Dec-12/2.13375	93,942
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	2,903,000	Aug-12/2.144	144,656
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	2,903,000	Sep-12/2.169	146,485
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	3,236,000	Oct-12/2.225	176,491
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	3,236,000	Nov-12/2.2475	181,022
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	3,236,000	Dec-12/2.27	185,358
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	3,236,000	Oct-12/2.3175	202,962
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	3,236,000	Nov-12/2.34375	207,784
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	3,236,000	Dec-12/2.3675	211,731
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	20,271,600	Aug-12/2.73	2,121,828
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	23,881,200	Aug-12/2.855	2,779,294
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	3,569,888	May-16/4.36	396,864
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	3,569,888	May-16/4.86	26,810
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	2,354,000	Sep-15/4.04	388,871
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	4,204,800	Aug-15/4.375	1,668,385
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	4,204,800	Aug-15/4.46	1,736,511
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	2,939,389	Jun-16/4.575	358,220
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	2,164,363	Jul-16/4.74	449,309
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	4,073,428	Jul-16/4.79	860,785
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	2,354,000	Sep-15/4.04	40,995
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	4,204,800	Aug-15/4.375	118,617
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	4,204,800	Aug-15/4.46	110,082
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	2,939,389	Jun-16/4.575	24,603
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	2,164,363	Jul-16/4.74	36,450
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	4,073,428	Jul-16/4.79	66,975

Total			$26,353,574

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$7,287,000		$—	5/14/14	3 month USD-LIBOR-BBA	0.577%	$22,879
		1,649,000		—	5/14/22	2.0215%	3 month USD-LIBOR-BBA	(72,077)
		525,000		13,935	6/20/22	2.183%	3 month USD-LIBOR-BBA	(15,817)
	Barclay’s Bank, PLC
		9,551,000	(E)	139,090	9/19/22	2.00%	3 month USD-LIBOR-BBA	(182,014)
		13,745,000	(E)	9,007	9/19/14	0.60%	3 month USD-LIBOR-BBA	(39,650)
		628,000	(E)	(585)	9/19/14	3 month USD-LIBOR-BBA	0.60%	1,638
		3,662,000	(E)	(49,254)	9/19/17	3 month USD-LIBOR-BBA	1.10%	(1,062)
		2,340,000	(E)	(41,747)	9/19/22	3 month USD-LIBOR-BBA	2.00%	36,924
		608,000	(E)	49,914	9/19/42	2.75%	3 month USD-LIBOR-BBA	(1,376)
		4,088,302		(156,786)	7/27/22	3 month USD-LIBOR-BBA	3.5375%	587,206
		1,635,321		(63,287)	7/30/22	3 month USD-LIBOR-BBA	3.51%	229,865
		4,088,302		(156,786)	8/1/22	3 month USD-LIBOR-BBA	3.52%	578,985
		4,088,302		(158,013)	8/1/22	3 month USD-LIBOR-BBA	3.36%	516,107
		525,000		13,834	6/20/22	2.183%	3 month USD-LIBOR-BBA	(15,918)
	EUR	158,000		—	6/18/42	6 month EUR-EURIBOR-REUTERS	2.24%	1,445
	EUR	34,000		—	6/25/22	6 month EUR-EURIBOR-REUTERS	1.97682%	839
	EUR	2,000		—	7/5/22	1.945%	6 month EUR-EURIBOR-REUTERS	(41)
	GBP	261,000		—	6/14/22	6 month GBP-LIBOR-BBA	2.13%	8,842
	GBP	412,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(104,709)
	Citibank, N.A.
		$363,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	13,010
		1,026,000	(E)	1,109	9/19/17	1.10%	3 month USD-LIBOR-BBA	(12,393)
		4,059,000	(E)	23,948	9/19/17	3 month USD-LIBOR-BBA	1.10%	77,365
		14,246,000	(E)	180,401	9/19/22	2.00%	3 month USD-LIBOR-BBA	(298,549)
		466,000	(E)	326	9/19/14	0.60%	3 month USD-LIBOR-BBA	(1,323)
		2,447,000	(E)	(1,088)	9/19/14	3 month USD-LIBOR-BBA	0.6%	7,575
		6,967,000	(E)	(196,315)	9/19/22	3 month USD-LIBOR-BBA	2.00%	37,916
		224,000	(E)	13,677	9/19/42	2.75%	3 month USD-LIBOR-BBA	(5,219)
		115,000	(E)	(6,906)	9/19/42	3 month USD-LIBOR-BBA	2.75%	2,796
	EUR	61,000		—	8/2/22	6 month EUR-EURIBOR-REUTERS	1.8%	190
	Credit Suisse International
		$63,834,300	(E)	(909,839)	9/19/22	3 month USD-LIBOR-BBA	2.00%	1,236,272
		73,360,000	(E)	(15,634)	9/19/14	3 month USD-LIBOR-BBA	0.60%	244,061
		29,395,000	(E)	(69,526)	9/19/17	3 month USD-LIBOR-BBA	1.10%	317,312
		10,373,000	(E)	(387,514)	9/19/42	3 month USD-LIBOR-BBA	2.75%	487,554
		71,857,200	(E)	577,031	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,838,811)
		6,646,000	(E)	351,527	9/19/42	2.75%	3 month USD-LIBOR-BBA	(209,129)
		286,255,000	(E)	(47,798)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(1,061,141)
		45,931,000	(E)	(121,938)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(726,392)
		463,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	36,054
	GBP	1,361,000		—	6/13/22	2.1675%	6 month GBP-LIBOR-BBA	(53,751)
	Deutsche Bank AG
		$184,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	6,468
		14,317,000	(E)	211,010	9/19/22	2.00%	3 month USD-LIBOR-BBA	(270,327)
		1,064,000	(E)	(29,735)	9/19/22	3 month USD-LIBOR-BBA	2.00%	6,038
		1,326,000	(E)	(1,167)	9/19/17	3 month USD-LIBOR-BBA	1.10%	16,283
		6,945,000	(E)	464,970	9/19/42	2.75%	3 month USD-LIBOR-BBA	(120,910)
		72,338,000	(E)	(79,314)	9/19/14	3 month USD-LIBOR-BBA	0.60%	176,762
	KRW	1,285,000,000		—	4/24/17	3.54%	3 month KRW-CD-KSDA-BLOOMBERG	(37,220)
	Goldman Sachs International
		$712,000		(20,292)	7/18/22	3 month USD-LIBOR-BBA	2.215%	20,892
		1,116,000		(11,048)	7/23/22	3 month USD-LIBOR-BBA	1.6714%	(4,131)
		536,000		14,997	7/23/22	2.1714%	3 month USD-LIBOR-BBA	(13,614)
		99,768,000	(E)	(36,053)	9/19/14	3 month USD-LIBOR-BBA	0.60%	317,127
		19,962,000	(E)	233,098	9/19/22	2.00%	3 month USD-LIBOR-BBA	(438,026)
		88,050,000	(E)	(1,033,230)	9/19/22	3 month USD-LIBOR-BBA	2.00%	1,927,011
		2,493,000	(E)	(1,097)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(33,905)
		1,291,000	(E)	(75,686)	9/19/42	3 month USD-LIBOR-BBA	2.75%	33,223
		1,020,000		(15,300)	7/27/22	3 month USD-LIBOR-BBA	2.1825%	39,984
		2,903,000		86,554	7/10/22	2.122%	3 month USD-LIBOR-BBA	(57,372)
		3,009,000		74,144	7/11/22	2.055%	3 month USD-LIBOR-BBA	(55,889)
		9,886,000		287,150	7/17/22	2.1075%	3 month USD-LIBOR-BBA	(184,906)
		5,580,000		29,119	7/23/22	1.6714%	3 month USD-LIBOR-BBA	(5,466)
		7,658,044		1,240,304	7/25/22	3.54%	3 month USD-LIBOR-BBA	(156,157)
		5,318,900		—	2/22/14	1 month USD-FEDERAL FUNDS-H.15	0.1925%	8,543
		1,430,000		—	2/23/14	0.19625%	1 month USD-FEDERAL FUNDS-H.15	(2,353)
		3,009,000		(54,914)	7/11/22	3 month USD-LIBOR-BBA	2.055%	75,119
	EUR	112,000		—	6/15/22	1.952%	6 month EUR-EURIBOR-REUTERS	(2,531)
	EUR	125,000		—	6/15/42	2.262%	6 month EUR-EURIBOR-REUTERS	(1,927)
	GBP	412,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	52,963
	GBP	850,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.1725%	34,205
	GBP	30,000		—	6/20/22	6 month GBP-LIBOR-BBA	2.085%	824
	GBP	4,000		—	7/9/22	1.9425%	6 month GBP-LIBOR-BBA	(19)
	JPMorgan Chase Bank NA
		$17,513,900	(E)	123,263	9/19/22	2.00%	3 month USD-LIBOR-BBA	(465,555)
		2,489,000	(E)	2,141	9/19/17	1.10%	3 month USD-LIBOR-BBA	(30,615)
		17,230,000	(E)	(523,060)	9/19/22	3 month USD-LIBOR-BBA	2.00%	56,214
		898,000	(E)	56,724	9/19/42	2.75%	3 month USD-LIBOR-BBA	(19,031)
	CAD	590,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(19,398)
	CAD	2,213,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	16,589
	EUR	38,000		—	6/15/42	2.245%	6 month EUR-EURIBOR-REUTERS	(407)
	GBP	224,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.175%	9,096
	JPY	8,800,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	6,735
	JPY	11,800,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(2,772)
	The Royal Bank of Scotland PLC
		$799,000	(E)	799	9/19/22	2.00%	3 month USD-LIBOR-BBA	(26,063)
	UBS AG
	CHF	9,043,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(59,552)

	Total							$601,393
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC
	$800,000	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(20,628)
Goldman Sachs International
	460,000	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	7,355
	345,000	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	5,163
	1,058,000	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	14,854
	1,058,000	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	16,431
	1,058,000	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	16,738
	1,058,000	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	29,550
GBP	660,000	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(32,761)
GBP	660,000	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(35,203)
GBP	660,000	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(35,483)
GBP	660,000	4/3/22	(3.21%)	GBP Non-revised UK Retail Price Index	(58,589)

Total					$(92,573)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(1,513)	$170,000	12/20/19	(100 bp)	$34,679
Deutsche Bank AG
	France, Gov't of, 4.25%, 04/25/2019	—	1,869	2,000,000	6/20/15	(100 bp)	(9,504)

	Total						$25,175

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2012.

Key to holding's currency abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FNMA Coll.	Federal National Mortgage Association Collateralized
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GNMA Coll.	Government National Mortgage Association Collateralized
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
OJSC	Open Joint Stock Company
PO	Principal Only
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $288,786,806.
(b)	The aggregate identified cost on a tax basis is $314,998,788, resulting in gross unrealized appreciation and depreciation of $10,510,792 and $2,624,644 respectively, or net unrealized appreciation of $7,886,148.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $13,452 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $274,638,091 and $236,083,327, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $13,880,668 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, and to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately $375,500,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk, and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 370 on futures contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
The fund had an average contract amount of approximately $3,300,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $92,000,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $1,224,500,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
The fund had an average notional amount of approximately $3,600,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9,956,779 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $8,096,221.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$71,019,191	$—
Foreign government and agency bonds and notes	—	2,265,880	—
Mortgage-backed securities	—	65,245,599	—
Municipal bonds and notes	—	4,700,000	—
Purchased options outstanding	—	22,812,098	—
U.S. Treasury obligations	—	62,265	—
Short-term investments	49,692,506	107,087,397	—

Totals by level	$49,692,506	$273,192,430	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(6,492)	$—
Futures contracts	12,726	—	—
Written options	—	(26,353,574)	—
Interest rate swap contracts	—	667,233	—
Total return swap contracts	—	(92,573)	—
Credit default contracts	—	24,819	—

Totals by level	$12,726	$(25,760,587)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$36,192	$11,373
Foreign exchange contracts	7,911	14,403
Interest rate contracts	34,238,337	37,192,427

Total	$34,282,440	$37,218,203

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
7/31/12 (Unaudited)

MORTGAGE-BACKED SECURITIES (33.8%)(a)
			Principal amount	Value

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047			$4,496,649	$548,141

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.661s, 2049			461,010	464,913
Ser. 07-2, Class A2, 5.634s, 2049			4,708,207	4,911,869
Ser. 04-3, Class D, 5.604s, 2039			2,832,319	2,784,141
Ser. 06-5, Class A2, 5.317s, 2047			6,977,955	6,995,372
Ser. 06-6, Class A2, 5.309s, 2045			4,260,511	4,358,703
Ser. 04-4, Class D, 5.073s, 2042			1,827,000	1,813,868
Ser. 07-1, Class XW, IO, 0.292s, 2049			7,434,746	74,028

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036			1,954,000	1,977,350
Ser. 04-4, Class XC, IO, 0.863s, 2042			6,825,189	80,012
Ser. 02-PB2, Class XC, IO, 0.477s, 2035			8,438,637	4,667

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.792s, 2046			31,298,688	1,330,194
Ser. 09-RR7, Class 2A7, IO, 1.579s, 2047			95,796,603	3,985,139
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047			108,160,639	2,758,096
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046			108,701,449	2,771,887

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 02-PBW1, Class G, 5.83s, 2035			1,867,000	1,846,836

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			18,216,095	477,262
Ser. 07-AR5, Class 1X2, IO, 1/2s, 2047			11,084,879	236,108
Ser. 06-AR5, Class 1X, IO, 1/2s, 2046			24,068,926	457,310
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			12,653,172	178,410

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			2,520,000	2,635,391

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR3, Class 1A2A, 5.621s, 2036			5,683,977	5,080,793
FRB Ser. 07-AR1, Class A3, 0.466s, 2037			4,471,863	2,504,243

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 07-CD4, Class A2B, 5.205s, 2049			882,670	907,902

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.248s, 2046			1,224,035	1,228,279
Ser. 05-C6, Class AJ, 5.209s, 2044			3,956,000	3,924,357

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, 0.589s, 2035			2,976,555	1,904,995
FRB Ser. 06-OA21, Class A1, 0.437s, 2047			4,264,290	2,238,752
FRB Ser. 07-OA3, Class 1A1, 0.386s, 2047			4,883,982	3,223,428

Countrywide Home Loans FRB Ser. 06-OA5, Class 1A1, 0.446s, 2046			2,409,756	1,518,146

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.772s, 2039			3,041,771	3,058,853
FRB Ser. 07-C4, Class A3, 5.772s, 2039			1,183,000	1,257,292

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036			2,196,000	2,217,960
Ser. 03-CPN1, Class E, 4.891s, 2035			1,849,000	1,839,847

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			2,238,588	2,410,288
Ser. 03-C3, Class AX, IO, 1.761s, 2038			60,105,845	408,840

DLJ Commercial Mortgage Corp. 144A
FRB Ser. 98-CG1, Class B4, 7.212s, 2031			2,057,000	2,126,825
Ser. 98-CF2, Class B3, 6.04s, 2031			3,526,267	3,686,359

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.508s, 2035			218,733	349,973
IFB Ser. 3072, Class SM, 22.885s, 2035			600,226	949,716
IFB Ser. 3072, Class SB, 22.738s, 2035			537,785	847,539
IFB Ser. 3249, Class PS, 21.454s, 2036			473,395	721,240
IFB Ser. 2990, Class LB, 16.31s, 2034			1,302,285	1,833,929
IFB Ser. 3859, Class SG, IO, 6.458s, 2039			4,434,783	553,993
IFB Ser. 3727, Class PS, IO, 6.451s, 2038			29,604,945	3,110,541
IFB Ser. 3856, Class PS, IO, 6.351s, 2040			4,905,489	761,844
IFB Ser. 3708, Class SQ, IO, 6.301s, 2040			18,468,775	2,656,364
IFB Ser. 3907, Class KS, IO, 6.301s, 2040			9,660,558	1,570,115
IFB Ser. 3708, Class SA, IO, 6.201s, 2040			39,827,986	5,616,144
IFB Ser. 3934, Class SA, IO, 6.151s, 2041			2,292,298	402,757
IFB Ser. 3852, Class NT, 5.751s, 2041			11,890,980	12,973,654
IFB Ser. 3752, Class PS, IO, 5.751s, 2040			22,481,326	3,814,407
Ser. 3632, Class CI, IO, 5s, 2038			641,152	40,226
Ser. 3626, Class DI, IO, 5s, 2037			429,974	15,948
Ser. 3747, Class HI, IO, 4 1/2s, 2037			791,918	77,756
Ser. 4026, Class JI, IO, 4s, 2041			10,319,624	1,449,585
Ser. 3748, Class NI, IO, 4s, 2034			10,169,812	624,020
Ser. 3736, Class QI, IO, 4s, 2034			15,827,274	633,091
Ser. 3751, Class MI, IO, 4s, 2034			1,674,548	46,653
Ser. T-8, Class A9, IO, 0.303s, 2028			577,261	7,216
Ser. T-59, Class 1AX, IO, 0.276s, 2043			1,336,873	11,698
Ser. T-48, Class A2, IO, 0.212s, 2033			1,922,426	12,015
Ser. 4077, Class TO, PO, zero %, 2041			2,047,000	1,750,349
Ser. 3835, Class FO, PO, zero %, 2041			28,097,993	23,647,271
FRB Ser. T-54, Class 2A, IO, zero %, 2043			775,211	121

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.615s, 2031			1,883,842	2,587,707
IFB Ser. 05-74, Class NK, 26.274s, 2035			139,555	258,659
IFB Ser. 07-53, Class SP, 23.297s, 2037			511,636	824,571
IFB Ser. 06-86, Class SY, 23.114s, 2036			1,120,402	1,400,502
IFB Ser. 05-75, Class GS, 19.511s, 2035			559,704	822,986
IFB Ser. 11-4, Class CS, 12.41s, 2040			5,480,381	6,302,438
IFB Ser. 12-3, Class SD, IO, 6.264s, 2042			6,338,741	1,198,085
IFB Ser. 11-67, Class BS, IO, 6.254s, 2041			20,988,116	3,700,205
IFB Ser. 404, Class S13, IO, 6.154s, 2040			939,526	130,005
IFB Ser. 10-35, Class SG, IO, 6.154s, 2040			14,884,848	2,399,884
Ser. 397, Class 2, IO, 5s, 2039			619,577	85,867
Ser. 398, Class C5, IO, 5s, 2039			1,586,893	129,927
Ser. 12-30, Class PI, IO, 4s, 2042			13,109,701	1,888,846
Ser. 406, Class 2, IO, 4s, 2041			1,966,356	234,119
Ser. 406, Class 1, IO, 4s, 2041			1,221,878	154,262
Ser. 03-W10, Class 1, IO, 1.421s, 2043			557,309	25,601
Ser. 98-W5, Class X, IO, 0.123s, 2028			1,059,716	43,382
Ser. 98-W2, Class X, IO, 0.059s, 2028			3,671,419	161,772
Ser. 03-W1, Class 2A, IO, zero %, 2042			1,657,179	129
Ser. 07-44, Class CO, PO, zero %, 2037			192,586	175,686

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			2,410,000	2,460,610

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			1,883,806	1,883,806

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class A3, 5.481s, 2049			3,126,000	3,350,162

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 04-C1, Class G, 5.157s, 2038(F)			2,606,000	2,440,526

GMAC Commercial Mortgage Securities, Inc. 144A FRB Ser. 03-C2, Class F, 5.473s, 2040			1,472,000	1,427,840

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.49s, 2041			13,744,085	21,842,511
IFB Ser. 10-158, Class SD, 14.269s, 2040			2,479,000	3,739,968
IFB Ser. 11-70, Class WS, 9.207s, 2040			10,522,271	12,861,582
IFB Ser. 11-72, Class SE, 7.072s, 2041			7,375,000	7,909,688
IFB Ser. 11-56, Class MS, 6.827s, 2041			2,542,668	2,855,543
IFB Ser. 11-37, Class SB, IO, 6.453s, 2038			2,276,061	298,733
IFB Ser. 11-61, Class CS, IO, 6.433s, 2035			20,177,703	2,988,822
IFB Ser. 10-85, Class SD, IO, 6.403s, 2038			2,462,400	383,716
IFB Ser. 11-37, Class SD, IO, 6.403s, 2038			2,928,266	381,590
IFB Ser. 10-120, Class SB, IO, 5.956s, 2035			2,150,862	200,934
IFB Ser. 10-20, Class SC, IO, 5.903s, 2040			535,861	88,873
IFB Ser. 11-70, Class SN, IO, 5.651s, 2041			11,996,000	3,371,116
IFB Ser. 11-70, Class SH, IO, 5.641s, 2041			15,001,000	4,273,785
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			926,218	159,495
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			13,826,432	1,659,172
Ser. 11-70, PO, zero %, 2041			19,314,482	15,868,005
Ser. 10-151, Class KO, PO, zero %, 2037			3,857,939	3,544,636

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			12,548,353	474,328

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1, Class G, 4.773s, 2035			2,233,000	2,201,467

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			746,885	752,487

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.564s, 2027			280,414	3,648
Ser. 98-2, IO, 0.412s, 2027			156,193	12
Ser. 98-3, IO, 0.393s, 2027			189,957	3,539
Ser. 98-4, IO, zero %, 2026			225,281	7,366

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1, 0.426s, 2037			12,805,123	7,186,875

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-LD12, Class A2, 5.827s, 2051			1,642,418	1,656,871
FRB Ser. 04-CB9, Class B, 5.668s, 2041(F)			3,181,000	3,103,859
Ser. 07-LDPX, Class A3S, 5.317s, 2049			4,595,000	4,701,183
Ser. 02-C3, Class D, 5.314s, 2035			3,519,000	3,573,545
FRB Ser. 02-C2, Class E, 5.141s, 2034			2,251,000	2,249,987

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 01-C1, Class H, 5.626s, 2035(F)			2,404,000	2,437,436

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040			5,600,000	6,013,291
Ser. 06-C3, Class A2, 5.532s, 2032			19,032	19,023
Ser. 06-C7, Class A2, 5.3s, 2038			1,732,934	1,732,934
Ser. 05-C7, Class A2, 5.103s, 2030			45,481	45,481
Ser. 07-C2, Class XW, IO, 1/2s, 2040			6,405,493	127,847

LB-UBS Commercial Mortgage Trust 144A Ser. 03-C8, Class G, 5.35s, 2037			1,803,000	1,813,956

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO, IO, 0.8s, 2047			9,034,556	260,195

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.846s, 2050			889,000	920,130
Ser. 06-C2, Class AJ, 5.802s, 2043			1,474,000	1,186,570
FRB Ser. 07-C1, Class A2, 5.742s, 2050			812,210	812,014
Ser. 05-MCP1, Class XC, IO, 0.212s, 2043			160,400,905	1,748,530

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 06-1, Class A2, 5.439s, 2039			101,816	101,933
FRB Ser. 06-4, Class A2FL, 0.369s, 2049			2,284,229	2,250,679

Morgan Stanley Capital I
Ser. 06-HQ9, Class A2, 5.618s, 2044			227,053	227,677
Ser. 07-IQ14, Class A2, 5.61s, 2049			1,870,340	1,959,959
FRB Ser. 07-HQ12, Class A2, 5.597s, 2049			6,412,446	6,524,664

Morgan Stanley Capital I 144A Ser. 03-IQ6, Class C, 5.099s, 2041(F)			2,734,000	2,745,176

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2, Class F, 5.618s, 2035			2,126,000	2,040,960

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.853s, 2043			843,571	868,878

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			4,302,883	4,501,246

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			4,138,000	4,249,062

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			24,768,335	913,952
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			8,610,721	185,131
Ser. 06-AR8, Class X, IO, 0.4s, 2036			38,457,039	515,324

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.005s, 2045			1,430,894	257,561

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C25, Class A2, 5.684s, 2043			6,475	6,475
Ser. 07-C30, Class A3, 5.246s, 2043			1,251,301	1,275,142
Ser. 06-C29, IO, 0.391s, 2048			164,237,706	2,545,684

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR15, Class 1A, 0.987s, 2046			2,488,843	1,804,411
FRB Ser. 05-AR17, Class A1C4, 0.646s, 2045			5,768,658	2,668,004

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-HY1, Class A3A, 0.476s, 2037			20,444,694	11,346,797

Total mortgage-backed securities (cost $332,781,906)				$351,242,056

PURCHASED OPTIONS OUTSTANDING (15.9%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Bank of America N.A. for the right to receive a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.50		$445,000,000	$3,858,150

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085		11,614,000	494,989

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064		11,614,000	476,290

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042		11,614,000	463,050

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		39,445,428	6,536,107

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		39,445,428	39

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		49,568,799	10,169,634

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		49,568,799	851,790

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		62,614,000	10,522,220

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		62,614,000	1,445,820

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		52,551,000	10,377,404

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		52,551,000	977,449

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		42,037,000	6,835,510

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		42,037,000	779,240

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		22,019,000	1,142,346

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		22,019,000	1,111,079

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		59,782,000	1,851,449

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		22,019,000	1,097,207

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/3.625		62,774,000	7,846,750

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/3.625		62,774,000	2,071,542

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		40,463,673	5,341,205

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		40,463,673	323,709

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77		3,971,000	524,172

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77		3,971,000	29,465

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		15,321,700	6,189,967

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		15,321,700	432,225

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		15,321,700	6,450,436

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		15,321,700	401,122

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27		19,839,000	1,136,378

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375		11,614,000	539,586

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475		19,839,000	1,109,794

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125		11,614,000	519,610

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225		19,839,000	1,082,019

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		69,014,500	7,223,748

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		69,014,500	69

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		63,093,000	6,382,488

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		63,093,000	712,320

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		82,042,000	10,389,799

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		82,042,000	652,234

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		77,106,000	9,736,175

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		77,106,000	611,451

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		8,469,000	233,998

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		8,469,000	228,494

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		5,375,000	332,605

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		5,375,000	21,124

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675		19,839,000	1,298,066

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		8,726,000	1,060,296

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		8,726,000	116,318

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		8,469,000	219,601

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		8,469,000	210,285

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		5,375,000	326,209

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		5,375,000	13,868

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375		19,839,000	1,273,862

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		8,469,000	199,953

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175		19,839,000	1,244,302

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		5,375,000	319,168

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		5,375,000	7,203

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		5,375,000	314,545

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		5,375,000	2,473

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		8,726,000	960,296

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		8,726,000	17,277

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		5,375,000	310,890

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		5,375,000	54

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		63,093,000	6,471,323

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		63,093,000	693,644

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11		45,806,000	305,205

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		77,106,000	9,886,223

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		77,106,000	592,637

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 0.60% versus the three month USD-LIBOR-BBA maturing September 2014.	Sep-12/0.60		1,102,500,000	231,525

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		86,784,700	10,100,000

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		86,784,700	87

Total purchased options outstanding (cost $132,439,261)				$165,687,568

CORPORATE BONDS AND NOTES (15.6%)(a)
			Principal amount	Value

Basic materials (1.3%)

Airgas, Inc. sr. unsec. unsub notes 3 1/4s, 2015			$1,500,000	$1,578,350

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			950,000	1,028,375

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014			1,270,000	1,412,734

INEOS Finance PLC 144A company guaranty sr. notes 9 1/4s, 2015 (United Kingdom)		EUR	195,000	254,921

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			$1,985,000	2,764,623

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			704,000	834,240

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			1,320,000	1,458,600

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013			4,175,000	4,400,993

				13,732,836
Capital goods (0.4%)

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			1,000,000	1,070,000

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			2,495,000	2,779,542

				3,849,542
Communication services (1.8%)

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			1,020,000	1,113,075

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012			3,010,000	3,016,444

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			2,205,000	2,499,502

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			1,000,000	1,060,000

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)			1,480,000	1,646,500

DISH DBS Corp. company guaranty 7 1/8s, 2016			977,000	1,078,364

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,500,000	1,642,500

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			210,000	226,800

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			1,000,000	1,028,750

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			1,270,000	1,276,350

SBA Tower Trust 144A company guaranty mtge. notes 4.254s, 2015			2,900,000	3,028,577

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,000,000	1,098,750

				18,715,612
Consumer cyclicals (1.5%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,560,000	2,844,800

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			250,000	270,625

Ford Motor Credit Co., LLC sr. unsec. notes 12s, 2015			1,250,000	1,544,720

Hanesbrands, Inc. company guaranty sr. unsec. notes FRN Ser. B, 4.113s, 2014			444,000	444,004

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			2,000,000	2,082,500

MGM Resorts International sr. notes 10 3/8s, 2014			340,000	385,900

Owens Corning company guaranty sr. unsec. notes 9s, 2019			1,500,000	1,908,750

QVC, Inc. 144A sr. notes 7 1/8s, 2017			965,000	1,023,788

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			950,000	1,026,000

Turner Broadcasting System, Inc. company guaranty sr. unsec. unsub. notes 8 3/8s, 2013			2,365,000	2,529,110

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014			1,571,000	1,682,822

				15,743,019
Consumer staples (1.1%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2014			2,775,000	3,073,745

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,105,000	2,404,963

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			415,000	449,756

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			365,000	375,950

Delhaize Group company guaranty sr. unsec. unsub. bonds 5 7/8s, 2014 (Belgium)			950,000	1,002,071

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			500,000	566,875

Kraft Foods, Inc. sr. unsec. notes 2 5/8s, 2013			3,270,000	3,317,084

				11,190,444
Energy (1.2%)

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			935,000	1,005,125

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,000,000	1,123,270

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			95,000	95,238

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			945,000	1,039,500

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000,000	5,197,935

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			1,000,000	1,102,660

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 4 1/2s, 2012 (Qatar)			1,000,000	1,005,000

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			2,000,000	2,050,000

				12,618,728
Financials (5.3%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2014			1,500,000	1,546,875

Barclays Bank PLC unsec. sub. notes FRN Ser. EMTN, 0.674s, 2017 (United Kingdom)			4,448,000	4,411,215

CIT Group, Inc. 144A sr. unsec. notes 4 3/4s, 2015			1,500,000	1,560,161

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012			3,650,000	3,661,581

Erac USA Finance Co. 144A company guaranty sr. notes 2 3/4s, 2013			2,315,000	2,346,867

GATX Corp. notes 4 3/4s, 2012			750,000	755,206

Goldman Sachs Group, Inc. (The) sr. notes 3 5/8s, 2012			791,000	791,052

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			1,150,000	1,208,938

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)			4,575,000	4,723,729

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 4 7/8s, 2016 (United Kingdom)			60,000	63,948

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			2,940,000	2,959,966

MetLife Global Funding I 144A sr. unsec. notes 2 7/8s, 2012			1,030,000	1,032,801

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014			200,000	214,203

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2013			350,000	360,780

National Australia Bank, Ltd. 144A sr. unsec. notes 2 1/2s, 2013 (Australia)			2,830,000	2,854,429

New York Life Global Funding 144A notes 3s, 2015			4,560,000	4,821,033

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015			1,755,000	1,790,949

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes Ser. 2, 3.4s, 2013 (United Kingdom)			2,560,000	2,602,458

Royal Bank of Scotland PLC (The) 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)			1,620,000	1,689,309

Scotland International Finance No2 BV 144A bank guaranty unsec. sub. notes 4 1/4s, 2013 (Netherlands)			605,000	608,665

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015(R)			300,000	318,714

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s, 2013 (Japan)			3,610,000	3,642,851

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 2.95s, 2012			4,250,000	4,278,382

UBS AG/Jersey Branch jr. unsec. sub. FRB 4.28s, perpetual maturity (Jersey)		EUR	27,000	28,679

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			$500,000	527,630

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,000,000	1,070,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,850,000	1,952,231

Westpac Banking Corp. sr. unsec. unsub. bonds 2 1/4s, 2012 (Australia)			2,665,000	2,679,916

				54,502,568
Health care (0.5%)

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	510,000	652,334

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$900,000	1,038,375

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020			805,000	905,625

HCA, Inc. sr. notes 6 1/2s, 2020			665,000	743,138

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			630,000	650,475

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	723,188

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			130,000	147,388

				4,860,523
Technology (0.2%)

NXP BV/NXP Funding, LLC company guaranty sr. notes FRN Ser. EXCH, 3.205s, 2013 (Netherlands)			75,000	74,719

Seagate Technology International 144A company guaranty sr. notes 10s, 2014 (Cayman Islands)			2,095,000	2,325,450

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			120,000	127,440

				2,527,609
Transportation (0.7%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	888,000	961,856

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			$1,029,421	1,116,921

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			1,022,484	1,078,721

Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018			4,400,000	4,405,188

				7,562,686
Utilities and power (1.6%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,005,000	1,168,313

Ameren Corp. sr. unsec. notes 8 7/8s, 2014			1,760,000	1,963,618

El Paso Corp. sr. unsec. notes 7s, 2017			1,140,000	1,306,241

Kinder Morgan, Inc. sr. unsec. notes 6 1/2s, 2012			2,510,000	2,516,172

NGPL PipeCo, LLC 144A sr. unsec. notes 6.514s, 2012			4,400,000	4,466,000

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019			3,816,000	5,250,426

				16,670,770

Total corporate bonds and notes (cost $157,004,801)				$161,974,337

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.4%)

Government National Mortgage Association Pass-Through Certificates
4s, TBA, August 1, 2042			$7,000,000	$7,701,093
3s, TBA, August 1, 2042			6,000,000	6,343,125

				14,044,218
U.S. Government Agency Mortgage Obligations (13.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, TBA, August 1, 2042			21,000,000	22,237,851

Federal National Mortgage Association Pass-Through Certificates
4s, with due dates from December 1, 2040 to July 1, 2042(FWC)			20,096,127	22,028,931
3 1/2s, TBA, August 1, 2042			16,000,000	16,976,250
3s, TBA, September 1, 2042			17,000,000	17,638,828
3s, TBA, August 1, 2042			61,000,000	63,459,063

				142,340,923

Total U.S. government and agency mortgage obligations (cost $155,450,802)				$156,385,141

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020			$371,000	$412,506

Total U.S. Treasury obligations (cost $350,457)				$412,506

SENIOR LOANS (5.9%)(a)(c)
			Principal amount	Value

Basic materials (0.3%)

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (United Kingdom)			$498,750	$481,528

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,451,625	1,414,125

Novelis, Inc. bank term loan FRN Ser. B, 4s, 2017			280,725	278,409

Styron Corp. bank term loan FRN 6s, 2017			363,482	337,811

Tube City IMS Corp. bank term loan FRN Ser. B, 5 3/4s, 2019			663,338	663,338

				3,175,211
Capital goods (0.4%)

Generac Power Systems, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			1,000,000	1,005,000

Rexnord Corp. bank term loan FRN Ser. B, 5s, 2018			646,750	650,186

Reynolds Group Holdings, Inc. bank term loan FRN Ser. C, 6 1/2s, 2018			368,173	372,028

Reynolds Group Holdings, Inc. bank term loan FRN Ser. E, 6 1/2s, 2018			488,411	492,752

SRAM Corp. bank term loan FRN 4.771s, 2018			766,188	765,230

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017			660,013	664,138

				3,949,334
Communication services (0.9%)

Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018			1,263,926	1,259,538

Cequel Communications, LLC bank term loan FRN Ser. B, 4s, 2019			1,246,875	1,231,874

Crown Castle Operating Co. bank term loan FRN Ser. B, 4s, 2019			995,000	992,139

Intelsat Jackson Holdings SA bank term loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)			987,500	987,809

Intelsat SA bank term loan FRN 3.24s, 2014 (Luxembourg)			1,000,000	982,000

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 5 3/4s, 2018			665,000	666,940

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018			1,110,926	1,101,483

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018			495,000	492,834

Telesat Canada bank term loan FRN Ser. B, 4 1/4s, 2019 (Canada)			1,250,000	1,243,080

				8,957,697
Consumer cyclicals (1.7%)

Affinion Group, Inc. bank term loan FRN 5s, 2016			982,437	855,539

AMC Entertainment, Inc. bank term loan FRN Ser. B3, 4 1/4s, 2018			995,000	990,274

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.739s, 2015			1,387,500	1,360,184

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 6 1/4s, 2017			235,125	234,194

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018			600,000	527,417

CCM Merger, Inc. bank term loan FRN Ser. B, 6s, 2017			911,077	902,422

Cumulus Media Holdings, Inc. bank term loan FRN 5 3/4s, 2018			795,774	797,962

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 5 1/4s, 2016		CAD	2,330,468	2,300,606

Gymboree Corp. bank term loan FRN 5s, 2018			$184,209	176,354

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018			685,009	683,632

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017			849,250	850,666

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			987,500	975,310

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			1,208,627	1,195,408

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018			663,665	665,324

MoneyGram International, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			1,307,692	1,284,808

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,280,000	1,268,978

Nielsen Finance, LLC bank term loan FRN Ser. C, 3.491s, 2016			492,462	491,129

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			311,793	312,963

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017			980,000	977,337

Spectrum Brands Holdings, Inc. bank term loan FRN 5s, 2016			766,392	768,445

				17,618,952
Consumer staples (0.5%)

Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016			862,389	862,749

Claire's Stores, Inc. bank term loan FRN 3.056s, 2014			286,878	273,643

Dean Foods Co. bank term loan FRN Ser. A1, 3.24s, 2014			307,265	306,305

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			460,204	451,863

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			317,547	317,785

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			1,485,000	1,477,575

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018			971,916	957,337

Wendy's International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			645,000	644,731

				5,291,988
Energy (0.1%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			485,233	417,300

MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018 (Canada)			828,738	828,945

				1,246,245
Financials (0.1%)

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			250,616	250,616

Ocwen Financial Corp. bank term loan FRN Ser. B, 7s, 2016			658,009	659,654

				910,270
Health care (1.2%)

Bausch & Lomb, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019			1,500,000	1,500,375

Capsugel Holdings US, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			949,022	952,343

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			530,158	529,363

Grifols, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017			1,103,482	1,100,953

Health Management Associates, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			1,119,375	1,119,175

Hologic, Inc. bank term loan FRN Ser. B, 4 1/2s, 2019			1,125,000	1,132,031

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			562,875	560,412

Kindred Healthcare, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			742,500	712,182

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018			995,000	1,007,438

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			859,254	855,316

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			1,074,600	1,085,794

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018			990,000	987,822

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C, 4 3/4s, 2019 (Canada)			1,125,000	1,126,125

				12,669,329
Technology (0.3%)

Epicor Software Corp. bank term loan FRN 5s, 2018			990,000	982,080

NXP Funding, LLC bank term loan FRN Ser. B, 5 1/4s, 2019 (Netherlands)			1,246,875	1,240,641

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2017			990,000	985,050

				3,207,771
Transportation (0.2%)

RailAmerica, Inc. bank term loan FRN Ser. B, 4s, 2019			748,125	748,125

Swift Transportation Company, LLC bank term loan FRN Ser. B2, 5s, 2017			1,239,586	1,245,784

				1,993,909
Utilities and power (0.2%)

AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018			493,750	494,279

Calpine Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			395,000	395,864

Energy Transfer Equity LP bank term loan FRN Ser. B, 3 3/4s, 2017			1,285,000	1,264,922

				2,155,065

Total senior loans (cost $61,379,441)				$61,175,771

FOREIGN GOVERNMENT BONDS AND NOTES (1.9%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$2,810,000	$2,093,450

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,175,000	1,151,505

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			9,520,000	8,077,720

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			960,000	980,400

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			350,000	360,787

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			2,000,000	2,133,548

Ontario (Province of) sr. unsec. unsub. bonds 1 7/8s, 2012 (Canada)			2,100,000	2,109,429

Ukraine (Government of) 144A notes 9 1/4s, 2017			935,000	930,383

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,700,000	1,691,500

Total foreign government bonds and notes (cost $21,159,801)				$19,528,722

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Countrywide Asset Backed Certificates FRB Ser. 07-1, Class 2A2, 0.346s, 2037			$1,500,000	$1,405,125

Total asset-backed securities (cost $1,345,909)				$1,405,125

SHORT-TERM INVESTMENTS (38.9%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.13%(e)			95,373,863	$95,373,863

SSgA Prime Money Market Fund 0.12%(P)			40,405,000	40,405,000

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, October 10, 2012			$24,000,000	23,990,045

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, October 2, 2012			7,000,000	6,997,428

U.S. Treasury Bills with an effective yield of 0.168%, May 2, 2013(SEG)(SEGSF)			12,000,000	11,986,092

U.S. Treasury Bills with an effective yield of 0.163%, April 4, 2013(SEG)(SEGSF)			5,000,000	4,994,965

U.S. Treasury Bills with an effective yield of 0.144%, February 7, 2013(SEGSF)			12,000,000	11,991,612

U.S. Treasury Bills with an effective yield of 0.106%, December 13, 2012(SEG)(SEGSF)			33,000,000	32,984,952

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.099%, August 23, 2012(SEGSF)			81,000,000	80,995,348

U.S. Treasury Bills with effective yields ranging from 0.078% to 0.110%, October 18, 2012(SEG)(SEGSF)			95,000,000	94,981,000

Total short-term investments (cost $404,699,825)				$404,700,305

TOTAL INVESTMENTS

Total investments (cost $1,266,612,203)(b)				$1,322,511,531

TBA SALE COMMITMENTS OUTSTANDING at 7/31/12 (proceeds receivable $34,567,578) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 3 1/2s, August 1, 2042	$16,000,000	8/13/12	$16,976,250
Federal National Mortgage Association 3s, August 1, 2042	17,000,000	8/13/12	17,685,312

Total			$34,661,562

FORWARD CURRENCY CONTRACTS at 7/31/12 (aggregate face value $530,699,954) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Euro	Buy	8/16/12	$7,891,162	$7,923,798	$(32,636)
	Japanese Yen	Sell	8/16/12	3,459,800	3,331,996	(127,804)
Barclays Bank PLC
	Australian Dollar	Buy	8/16/12	5,667,354	5,360,102	307,252
	Brazilian Real	Buy	8/16/12	998,808	1,031,648	(32,840)
	British Pound	Sell	8/16/12	3,387,157	3,443,496	56,339
	Canadian Dollar	Sell	8/16/12	2,987,861	2,912,888	(74,973)
	Chilean Peso	Buy	8/16/12	2,084,237	2,029,797	54,440
	Czech Koruna	Sell	8/16/12	210,456	215,082	4,626
	Euro	Sell	8/16/12	5,276,526	5,333,766	57,240
	Japanese Yen	Buy	8/16/12	2,226,617	2,224,143	2,474
	Japanese Yen	Sell	8/16/12	2,226,617	2,192,434	(34,183)
	Malaysian Ringgit	Buy	8/16/12	1,704,575	1,682,176	22,399
	Malaysian Ringgit	Sell	8/16/12	1,704,575	1,687,204	(17,371)
	Mexican Peso	Sell	8/16/12	1,537,531	1,513,573	(23,958)
	New Zealand Dollar	Buy	8/16/12	993,335	954,246	39,089
	Norwegian Krone	Buy	8/16/12	1,862,739	1,781,598	81,141
	Polish Zloty	Sell	8/16/12	2,101,318	2,053,673	(47,645)
	Singapore Dollar	Sell	8/16/12	1,623,508	1,594,680	(28,828)
	South African Rand	Buy	8/16/12	1,022,557	1,026,788	(4,231)
	South Korean Won	Buy	8/16/12	2,775,399	2,741,075	34,324
	Swedish Krona	Buy	8/16/12	4,601,286	4,458,549	142,737
	Taiwan Dollar	Sell	8/16/12	1,527,493	1,524,898	(2,595)
	Turkish Lira	Buy	8/16/12	1,961,804	1,925,166	36,638
	Turkish Lira	Sell	8/16/12	1,961,804	1,940,620	(21,184)
Citibank, N.A.
	Australian Dollar	Buy	8/16/12	2,506,323	2,840,058	(333,735)
	Brazilian Real	Buy	8/16/12	12,462	31,925	(19,463)
	British Pound	Sell	8/16/12	5,321,868	5,383,671	61,803
	Canadian Dollar	Sell	8/16/12	5,616,060	5,458,632	(157,428)
	Czech Koruna	Sell	8/16/12	2,824,551	2,882,686	58,135
	Euro	Sell	8/16/12	11,084,914	11,204,498	119,584
	Japanese Yen	Buy	8/16/12	2,257,226	2,254,741	2,485
	Japanese Yen	Sell	8/16/12	2,257,226	2,222,854	(34,372)
	Mexican Peso	Sell	8/16/12	1,010,665	1,022,392	11,727
	Singapore Dollar	Sell	8/16/12	1,864,426	1,830,131	(34,295)
	South African Rand	Buy	8/16/12	1,152,086	1,167,072	(14,986)
	South African Rand	Sell	8/16/12	1,152,086	1,159,099	7,013
	South Korean Won	Buy	8/16/12	1,535,253	1,515,736	19,517
	Taiwan Dollar	Sell	8/16/12	1,597,545	1,603,556	6,011
	Turkish Lira	Buy	8/16/12	1,203,061	1,193,391	9,670
Credit Suisse AG
	Australian Dollar	Buy	8/16/12	9,124,359	8,789,698	334,661
	Brazilian Real	Buy	8/16/12	3,657,201	3,701,016	(43,815)
	British Pound	Buy	8/16/12	333,322	295,686	37,636
	Canadian Dollar	Buy	8/16/12	2,246,205	2,242,360	3,845
	Chilean Peso	Buy	8/16/12	1,803,827	1,749,546	54,281
	Czech Koruna	Sell	8/16/12	3,360,345	3,436,487	76,142
	Euro	Sell	8/16/12	15,292,303	15,418,312	126,009
	Hungarian Forint	Buy	8/16/12	624,928	670,338	(45,410)
	Japanese Yen	Buy	8/16/12	3,382,268	3,374,671	7,597
	Malaysian Ringgit	Buy	8/16/12	784,296	773,980	10,316
	Malaysian Ringgit	Sell	8/16/12	784,296	773,615	(10,681)
	Mexican Peso	Sell	8/16/12	371,331	361,576	(9,755)
	New Zealand Dollar	Sell	8/16/12	2,288,383	2,290,708	2,325
	Norwegian Krone	Buy	8/16/12	3,641,259	3,616,631	24,628
	Philippines Peso	Buy	8/16/12	1,731,077	1,721,253	9,824
	Polish Zloty	Sell	8/16/12	900,740	857,675	(43,065)
	Singapore Dollar	Sell	8/16/12	2,295,396	2,253,244	(42,152)
	South African Rand	Buy	8/16/12	2,573,411	2,608,307	(34,896)
	South Korean Won	Buy	8/16/12	1,185,626	1,188,364	(2,738)
	Swedish Krona	Buy	8/16/12	4,974,363	4,787,120	187,243
	Swiss Franc	Buy	8/16/12	5,609,793	5,666,384	(56,591)
	Taiwan Dollar	Sell	8/16/12	1,615,437	1,621,144	5,707
	Turkish Lira	Buy	8/16/12	1,039,429	1,020,129	19,300
	Turkish Lira	Sell	8/16/12	1,039,429	1,028,092	(11,337)
Deutsche Bank AG
	Australian Dollar	Buy	8/16/12	10,373,112	9,964,875	408,237
	British Pound	Sell	8/16/12	3,372,576	3,366,840	(5,736)
	Canadian Dollar	Sell	8/16/12	642,072	497,467	(144,605)
	Czech Koruna	Sell	8/16/12	3,527,203	3,609,637	82,434
	Euro	Sell	8/16/12	15,480,461	15,650,128	169,667
	Mexican Peso	Sell	8/16/12	188,556	223,172	34,616
	Polish Zloty	Sell	8/16/12	2,174,858	2,137,604	(37,254)
	Singapore Dollar	Sell	8/16/12	2,325,129	2,285,856	(39,273)
	South Korean Won	Buy	8/16/12	4,107,273	4,073,067	34,206
	Swedish Krona	Buy	8/16/12	1,450,851	1,394,787	56,064
	Swiss Franc	Sell	8/16/12	35,041	35,418	377
	Turkish Lira	Buy	8/16/12	3,021,854	2,979,803	42,051
Goldman Sachs International
	Australian Dollar	Sell	8/16/12	699,209	747,145	47,936
	British Pound	Buy	8/16/12	1,999,777	1,979,308	20,469
	British Pound	Sell	8/16/12	1,999,777	1,973,479	(26,298)
	Canadian Dollar	Sell	8/16/12	515,870	501,376	(14,494)
	Chilean Peso	Buy	8/16/12	1,943,325	1,867,538	75,787
	Chilean Peso	Sell	8/16/12	1,943,325	1,882,350	(60,975)
	Czech Koruna	Sell	8/16/12	269,156	340,839	71,683
	Euro	Sell	8/16/12	6,026,694	6,147,109	120,415
	Japanese Yen	Sell	8/16/12	1,070,034	1,018,904	(51,130)
	Norwegian Krone	Sell	8/16/12	31,141	24,976	(6,165)
	Singapore Dollar	Sell	8/16/12	1,925,982	1,892,231	(33,751)
	South Korean Won	Buy	8/16/12	818,156	809,847	8,309
	Swedish Krona	Buy	8/16/12	3,817,612	3,603,364	214,248
	Turkish Lira	Buy	8/16/12	3,072,211	3,042,047	30,164
HSBC Bank USA, National Association
	Australian Dollar	Buy	8/16/12	12,030,665	11,625,718	404,947
	British Pound	Sell	8/16/12	6,761,142	6,805,261	44,119
	Canadian Dollar	Sell	8/16/12	4,869,617	4,717,556	(152,061)
	Czech Koruna	Sell	8/16/12	1,558,830	1,628,346	69,516
	Euro	Sell	8/16/12	4,019,232	4,064,008	44,776
	Indian Rupee	Sell	8/16/12	1,631,190	1,625,274	(5,916)
	Japanese Yen	Buy	8/16/12	4,879,547	4,803,003	76,544
	Norwegian Krone	Sell	8/16/12	5,746,991	5,702,768	(44,223)
	Singapore Dollar	Sell	8/16/12	1,574,006	1,548,086	(25,920)
	South Korean Won	Buy	8/16/12	1,790,488	1,788,172	2,316
	Turkish Lira	Buy	8/16/12	2,862,002	2,817,466	44,536
	Turkish Lira	Sell	8/16/12	2,862,002	2,807,481	(54,521)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	8/16/12	10,257,452	9,926,564	330,888
	Brazilian Real	Buy	8/16/12	157,138	158,874	(1,736)
	Brazilian Real	Sell	8/16/12	157,138	157,725	587
	British Pound	Sell	8/16/12	8,050,689	8,056,614	5,925
	Canadian Dollar	Sell	8/16/12	2,314,589	2,126,779	(187,810)
	Chilean Peso	Buy	8/16/12	1,073,357	1,015,827	57,530
	Czech Koruna	Sell	8/16/12	3,381,807	3,485,628	103,821
	Euro	Sell	8/16/12	9,644,507	9,716,215	71,708
	Hungarian Forint	Buy	8/16/12	1,016,165	1,003,151	13,014
	Japanese Yen	Buy	8/16/12	5,506,399	5,422,482	83,917
	Japanese Yen	Sell	8/16/12	5,506,399	5,429,204	(77,195)
	Mexican Peso	Buy	8/16/12	1,979,582	1,972,663	6,919
	Mexican Peso	Sell	8/16/12	1,979,582	1,923,146	(56,436)
	New Zealand Dollar	Sell	8/16/12	56,314	77,899	21,585
	Norwegian Krone	Sell	8/16/12	208,668	194,974	(13,694)
	Polish Zloty	Sell	8/16/12	1,050,002	1,024,252	(25,750)
	Singapore Dollar	Sell	8/16/12	959,174	943,178	(15,996)
	South African Rand	Sell	8/16/12	32,202	35,280	3,078
	South Korean Won	Buy	8/16/12	122,637	127,821	(5,184)
	Swedish Krona	Buy	8/16/12	74,995	149,971	(74,976)
	Taiwan Dollar	Sell	8/16/12	1,604,593	1,611,503	6,910
	Turkish Lira	Buy	8/16/12	4,650,225	4,595,968	54,257
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	8/16/12	1,234,794	1,332,023	(97,229)
	Brazilian Real	Buy	8/16/12	358,428	371,864	(13,436)
	British Pound	Buy	8/16/12	2,585,521	2,557,968	27,553
	British Pound	Sell	8/16/12	2,585,521	2,552,721	(32,800)
	Chilean Peso	Buy	8/16/12	158,668	152,450	6,218
	Chilean Peso	Sell	8/16/12	158,668	154,553	(4,115)
	Czech Koruna	Sell	8/16/12	189,558	258,206	68,648
	Euro	Buy	8/16/12	824,496	706,092	118,404
	Japanese Yen	Sell	8/16/12	5,947,062	5,855,564	(91,498)
	Mexican Peso	Buy	8/16/12	35,965	34,940	1,025
	Mexican Peso	Sell	8/16/12	35,965	35,826	(139)
	New Zealand Dollar	Buy	8/16/12	2,085,865	2,042,065	43,800
	New Zealand Dollar	Sell	8/16/12	2,085,865	2,060,033	(25,832)
	Norwegian Krone	Buy	8/16/12	4,512,627	4,475,472	37,155
	Singapore Dollar	Sell	8/16/12	1,501,120	1,467,338	(33,782)
	South Korean Won	Buy	8/16/12	2,081,127	2,056,082	25,045
	South Korean Won	Sell	8/16/12	2,081,127	2,051,493	(29,634)
	Swedish Krona	Buy	8/16/12	145,139	141,281	3,858
	Swedish Krona	Sell	8/16/12	145,139	139,543	(5,596)
	Swiss Franc	Buy	8/16/12	210,039	212,178	(2,139)
	Taiwan Dollar	Sell	8/16/12	592,739	594,694	1,955
	Turkish Lira	Buy	8/16/12	2,898,185	2,856,688	41,497
State Street Bank and Trust Co.
	Australian Dollar	Buy	8/16/12	5,571,740	5,469,346	102,394
	Brazilian Real	Buy	8/16/12	1,013,314	1,001,494	11,820
	British Pound	Sell	8/16/12	5,028,055	5,026,343	(1,712)
	Canadian Dollar	Buy	8/16/12	911,720	1,019,251	(107,531)
	Chilean Peso	Buy	8/16/12	2,135,266	2,063,620	71,646
	Czech Koruna	Sell	8/16/12	3,403,895	3,514,937	111,042
	Euro	Sell	8/16/12	16,122,706	16,287,413	164,707
	Hungarian Forint	Buy	8/16/12	1,563,781	1,586,429	(22,648)
	Japanese Yen	Buy	8/16/12	1,564,475	1,552,631	11,844
	Japanese Yen	Sell	8/16/12	1,564,475	1,555,026	(9,449)
	Mexican Peso	Sell	8/16/12	1,000,578	990,741	(9,837)
	New Zealand Dollar	Sell	8/16/12	1,267,783	1,292,153	24,370
	Norwegian Krone	Sell	8/16/12	3,666,994	3,679,424	12,430
	Polish Zloty	Sell	8/16/12	1,870,836	1,819,855	(50,981)
	Singapore Dollar	Sell	8/16/12	1,770,245	1,741,816	(28,429)
	South African Rand	Sell	8/16/12	1,553,133	1,534,803	(18,330)
	South Korean Won	Buy	8/16/12	2,279,836	2,282,115	(2,279)
	Swedish Krona	Buy	8/16/12	6,591,311	6,329,463	261,848
	Taiwan Dollar	Sell	8/16/12	1,200,600	1,200,581	(19)
	Thai Baht	Buy	8/16/12	1,681,809	1,675,833	5,976
	Turkish Lira	Buy	8/16/12	2,720,436	2,695,209	25,227
UBS AG
	Australian Dollar	Buy	8/16/12	3,162,186	3,304,477	(142,291)
	Brazilian Real	Buy	8/16/12	1,458,051	1,474,270	(16,219)
	Brazilian Real	Sell	8/16/12	1,458,051	1,465,004	6,953
	British Pound	Sell	8/16/12	6,562,184	6,554,408	(7,776)
	Canadian Dollar	Sell	8/16/12	1,233,105	1,134,656	(98,449)
	Czech Koruna	Sell	8/16/12	2,472,935	2,530,629	57,694
	Euro	Sell	8/16/12	1,665,727	1,683,624	17,897
	Hungarian Forint	Buy	8/16/12	905,205	918,608	(13,403)
	Indian Rupee	Sell	8/16/12	1,631,189	1,628,035	(3,154)
	Japanese Yen	Buy	8/16/12	2,025,935	1,947,295	78,640
	Mexican Peso	Sell	8/16/12	2,505,314	2,533,554	28,240
	New Zealand Dollar	Sell	8/16/12	1,745,233	1,746,617	1,384
	Norwegian Krone	Sell	8/16/12	5,413,659	5,338,969	(74,690)
	Philippines Peso	Buy	8/16/12	1,731,079	1,720,948	10,131
	Singapore Dollar	Sell	8/16/12	3,506,095	3,446,052	(60,043)
	Swedish Krona	Buy	8/16/12	7,666,541	7,574,864	91,677
	Swiss Franc	Sell	8/16/12	5,970,241	6,031,592	61,351
	Taiwan Dollar	Sell	8/16/12	1,501,798	1,503,202	1,404
	Thai Baht	Buy	8/16/12	1,681,809	1,673,741	8,068
	Turkish Lira	Buy	8/16/12	1,900,387	1,879,132	21,255
Westpac Banking Corp.
	Australian Dollar	Buy	8/16/12	2,311,317	2,261,285	50,032
	British Pound	Sell	8/16/12	1,732,930	1,790,540	57,610
	Canadian Dollar	Sell	8/16/12	2,083,817	1,953,947	(129,870)
	Euro	Sell	8/16/12	8,854,099	8,973,975	119,876
	Japanese Yen	Buy	8/16/12	1,308,498	1,288,491	20,007
	Japanese Yen	Sell	8/16/12	1,308,497	1,307,013	(1,484)
	Mexican Peso	Sell	8/16/12	736,075	727,303	(8,772)
	Norwegian Krone	Sell	8/16/12	2,375,090	2,375,174	84
	Swedish Krona	Buy	8/16/12	3,601,182	3,466,794	134,388

Total						$3,195,235

FUTURES CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	101	$11,674,934	Sep-12	$85,001
Canadian Government Bond 10 yr (Long)	28	3,879,264	Sep-12	48,406
Euro-Bund 10 yr (Short)	203	36,109,415	Sep-12	(302,842)
Euro-Swiss Franc 3 Month (Short)	110	28,198,556	Dec-12	(459,358)
Japanese Government Bond 10 yr (Short)	1	1,843,328	Sep-12	(6,790)
Japanese Government Bond 10 yr Mini (Short)	10	1,844,864	Sep-12	(8,602)
U.K. Gilt 10 yr (Short)	3	573,269	Sep-12	(9,132)
U.S. Treasury Note 10 yr (Short)	4	538,625	Sep-12	1,305

Total				$(652,012)

WRITTEN OPTIONS OUTSTANDING at 7/31/12 (premiums received $94,205,220) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	$21,493,220	Aug-16/4.35	$3,733,050
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	52,030,116	Aug-16/4.28	1,216,932
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	52,030,116	Aug-16/4.28	8,769,052
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	62,705,637	Aug-16/3.625	2,119,451
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	62,705,637	Aug-16/3.625	7,606,194
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	81,833,453	Aug-16/4.17	932,901
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	81,833,453	Aug-16/4.17	8,240,629
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	20,981,611	Aug-16/4.68	379,767
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	20,981,611	Aug-16/4.68	4,148,064
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	17,484,676	Jul-16/4.67	318,221
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	17,484,676	Jul-16/4.67	3,444,481
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	6,993,870	Jul-16/4.80	118,196
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	6,993,870	Jul-16/4.80	1,449,130
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	24,709,984	Jun-16/4.89	187,796
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	24,709,984	Jun-16/4.39	2,762,576
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	69,014,500	Aug-12/2.73	69
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	69,014,500	Aug-12/2.73	7,223,748
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	50,714,521	May-16/4.745	400,645
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	50,714,521	May-16/4.745	6,471,173
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing June 2026.	4,040,933	Jun-16/5.86	38,874
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2026.	4,040,933	Jun-16/4.86	870,336
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	25,111,120	Jun-16/5.12	166,487
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	25,111,120	Jun-16/4.12	2,554,604
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	18,739,292	May-16/5.11	123,867
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	18,739,292	May-16/4.11	1,900,689
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing December 2022.	445,000,000	Dec-12/1.50	3,858,150
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	86,784,700	Aug-12/2.855	87
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	86,784,700	Aug-12/2.855	10,100,003
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	33,209,608	May-16/4.7575	269,031
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	126,786,296	May-16/4.77	1,021,517
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	33,209,608	May-16/4.7575	4,275,970
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	126,786,296	May-16/4.77	16,392,707
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	22,005,119	May-16/4.60	179,782
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	22,005,119	May-16/4.60	2,728,635
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	18,605,933	Sep-16/3.49	689,908
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	18,605,933	Sep-16/3.49	2,085,539
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	22,115,185	May-16/4.86	166,085
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	22,115,185	May-16/4.36	2,458,545
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	15,321,700	Aug-15/4.375	432,225
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	15,321,700	Aug-15/4.375	6,079,359
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	15,321,700	Aug-15/4.46	401,122
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	15,321,700	Aug-15/4.46	6,327,602
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	16,419,887	Jul-16/4.79	269,976
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	16,419,887	Jul-16/4.79	3,469,801
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	17,498,526	Jul-16/4.74	294,693
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	17,498,526	Jul-16/4.74	3,632,589
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	24,553,095	Jun-16/4.575	205,509
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	24,553,095	Jun-16/4.575	2,992,261
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	42,037,000	Sep-15/4.04	732,074
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	42,037,000	Sep-15/4.04	6,944,345

Total			$141,184,447

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$28,162,000		$—	5/14/14	0.58%	3 month USD-LIBOR-BBA	$(90,008)
		37,725,000		—	5/14/17	3 month USD-LIBOR-BBA	1.0925%	648,201
		156,722,000		—	5/14/14	3 month USD-LIBOR-BBA	0.577%	492,054
		15,358,000		—	5/14/42	3 month USD-LIBOR-BBA	2.795%	1,569,184
		3,980,000		105,639	6/20/22	2.183%	3 month USD-LIBOR-BBA	(119,909)
	CAD	6,066,000		—	6/13/14	1.285%	3 month CAD-BA-CDOR	5,016
	CAD	10,346,000		—	6/13/17	1.5875%	3 month CAD-BA-CDOR	6,389
	CAD	2,596,000		—	6/13/22	2.2%	3 month CAD-BA-CDOR	(22,937)
	Barclay’s Bank, PLC
		$89,287,000		—	5/8/42	2.8374%	3 month USD-LIBOR-BBA	(9,998,524)
		136,543,000	(E)	2,316,168	9/19/22	2.00%	3 month USD-LIBOR-BBA	(2,274,410)
		667,068,000	(E)	598,383	9/19/14	0.60%	3 month USD-LIBOR-BBA	(1,763,038)
		7,530,000	(E)	(15,587)	9/19/14	3 month USD-LIBOR-BBA	0.60%	11,069
		68,761,000	(E)	(506,662)	9/19/17	3 month USD-LIBOR-BBA	1.10%	398,232
		91,097,000	(E)	(1,628,571)	9/19/22	3 month USD-LIBOR-BBA	2.00%	1,434,111
		2,953,000	(E)	(312,427)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(63,312)
		32,871,190		(1,260,610)	7/27/22	3 month USD-LIBOR-BBA	3.5375%	4,721,316
		13,148,476		(508,846)	7/30/22	3 month USD-LIBOR-BBA	3.51%	1,848,185
		32,871,190		(1,260,610)	8/1/22	3 month USD-LIBOR-BBA	3.52%	4,655,218
		32,871,190		(1,270,471)	8/1/22	3 month USD-LIBOR-BBA	3.36%	4,149,659
		4,319,000		—	7/20/22	3 month USD-LIBOR-BBA	1.645%	17,021
		3,980,000		104,873	6/20/22	2.183%	3 month USD-LIBOR-BBA	(120,675)
	AUD	1,642,000		—	6/22/22	6 month AUD-BBR-BBSW	4.035%	30,825
	AUD	7,350,000		—	6/22/22	4.06%	6 month AUD-BBR-BBSW	(154,099)
	AUD	7,736,000		—	6/29/22	3.9275%	6 month AUD-BBR-BBSW	(71,827)
	AUD	4,193,000		—	7/4/22	3.9975%	6 month AUD-BBR-BBSW	(61,257)
	AUD	4,972,000		—	8/1/22	6 month AUD-BBR-BBSW	3.838%	(826)
	EUR	10,895,000		—	6/18/22	1.945%	6 month EUR-EURIBOR-REUTERS	(234,468)
	EUR	1,131,000		—	6/18/42	6 month EUR-EURIBOR-REUTERS	2.24%	10,347
	EUR	12,595,000		—	6/19/22	6 month EUR-EURIBOR-REUTERS	1.934%	254,484
	EUR	4,144,000		—	6/19/22	1.885%	6 month EUR-EURIBOR-REUTERS	(60,237)
	EUR	5,805,000		—	6/25/22	6 month EUR-EURIBOR-REUTERS	1.97682%	143,171
	EUR	5,148,000		—	7/5/22	1.945%	6 month EUR-EURIBOR-REUTERS	(104,751)
	EUR	5,782,000		—	7/11/22	1.806%	6 month EUR-EURIBOR-REUTERS	(26,205)
	EUR	11,873,000		—	7/18/22	6 month EUR-EURIBOR-REUTERS	1.766%	(3,071)
	EUR	3,775,000		—	7/27/22	1 month EUR-EONIA-OIS-COMPOUND	1.3575%	(9,324)
	GBP	1,849,000		—	6/14/22	6 month GBP-LIBOR-BBA	2.13%	62,642
	GBP	3,552,000		—	7/25/42	6 month GBP-LIBOR-BBA	2.8425%	(21,791)
	GBP	6,303,000		—	7/25/22	1.885%	6 month GBP-LIBOR-BBA	27,830
	JPY	672,600,000		—	7/20/22	0.7775%	6 month JPY-LIBOR-BBA	4,979
	JPY	805,300,000		—	7/27/22	0.7325%	6 month JPY-LIBOR-BBA	42,636
	JPY	1,552,000,000		—	8/1/22	0.77%	6 month JPY-LIBOR-BBA	13,509
	SEK	27,205,000		—	7/11/22	2.1275%	3 month SEK-STIBOR-SIDE	51,016
	GBP	2,816,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(715,679)
	Citibank, N.A.
		$2,734,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	97,987
		82,644,000	(E)	123,134	9/19/17	1.10%	3 month USD-LIBOR-BBA	(964,460)
		2,080,000	(E)	12,272	9/19/17	3 month USD-LIBOR-BBA	1.10%	39,645
		117,793,000	(E)	1,678,292	9/19/22	2.00%	3 month USD-LIBOR-BBA	(2,281,908)
		27,615,000	(E)	(12,089)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(109,847)
		44,647,000	(E)	(1,409,449)	9/19/22	3 month USD-LIBOR-BBA	2.00%	91,582
		351,000	(E)	(21,185)	9/19/42	3 month USD-LIBOR-BBA	2.75%	8,425
	EUR	7,956,000		—	8/2/22	6 month EUR-EURIBOR-REUTERS	1.8%	24,798
	SEK	37,318,000		—	8/2/22	3 month SEK-STIBOR-SIDE	2.285%	6,376
	Credit Suisse International
		$508,960,000	(E)	(9,161,079)	9/19/22	3 month USD-LIBOR-BBA	2.00%	7,950,154
		289,497,000	(E)	(297,749)	9/19/14	3 month USD-LIBOR-BBA	0.60%	727,071
		128,430,000	(E)	(130,661)	9/19/17	3 month USD-LIBOR-BBA	1.10%	1,559,477
		19,083,000	(E)	(988,511)	9/19/42	3 month USD-LIBOR-BBA	2.75%	621,331
		750,954,100	(E)	12,007,091	9/19/22	2.00%	3 month USD-LIBOR-BBA	(13,245,264)
		26,696,000	(E)	1,237,318	9/19/42	2.75%	3 month USD-LIBOR-BBA	(1,014,758)
		172,377,000	(E)	37,169	9/19/14	0.60%	3 month USD-LIBOR-BBA	(573,045)
		81,509,000	(E)	(420,762)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(1,493,421)
		8,222,000		—	7/18/22	1.591%	3 month USD-LIBOR-BBA	8,407
		5,655,000		—	7/26/22	1.583%	3 month USD-LIBOR-BBA	12,808
		3,546,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	276,127
	AUD	4,632,000		—	7/17/22	3.77125%	6 month AUD-BBR-BBSW	23,026
	AUD	7,113,000		—	7/24/22	6 month AUD-BBR-BBSW	3.665%	(100,932)
	CAD	45,589,000		—	6/13/14	1.28797%	3 month CAD-BA-CDOR	34,792
	CAD	1,640,000		—	6/13/17	3 month CAD-BA-CDOR	1.57927%	(1,652)
	CAD	19,422,000		—	6/13/22	3 month CAD-BA-CDOR	2.19177%	157,060
	CAD	6,065,000		—	6/15/22	2.135%	3 month CAD-BA-CDOR	(17,212)
	CAD	5,131,000		—	6/29/22	2.1725%	3 month CAD-BA-CDOR	(28,638)
	CAD	7,450,000		—	7/9/22	2.1075%	3 month CAD-BA-CDOR	6,139
	CAD	11,263,000		—	7/16/22	3 month CAD-BA-CDOR	2.015%	(107,684)
	CAD	10,526,000		—	7/18/22	3 month CAD-BA-CDOR	1.9975%	(117,801)
	CAD	3,199,000		—	7/23/22	1.9675%	3 month CAD-BA-CDOR	45,410
	CAD	4,067,000		—	7/31/22	2.1175%	3 month CAD-BA-CDOR	3,471
	CHF	1,335,000		—	5/11/22	6 month CHF-LIBOR-BBA	0.975%	14,063
	CHF	11,100,000		—	5/14/22	1.0125%	6 month CHF-LIBOR-BBA	(158,041)
	CHF	11,351,000		—	6/19/22	0.94%	6 month CHF-LIBOR-BBA	(51,750)
	CHF	11,027,000		—	7/5/22	1.015%	6 month CHF-LIBOR-BBA	(123,727)
	CHF	6,421,000		—	7/25/22	0.9225%	6 month CHF-LIBOR-BBA	(7,098)
	EUR	18,832,000		—	8/1/22	1 month EUR-EONIA-OIS-COMPOUND	1.45%	151,399
	GBP	8,054,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.1675%	318,086
	GBP	8,241,000		—	6/15/22	6 month GBP-LIBOR-BBA	2.0125%	139,648
	GBP	2,993,000		—	6/15/22	1.96%	6 month GBP-LIBOR-BBA	(27,596)
	GBP	3,743,000		—	7/18/22	1.8825%	6 month GBP-LIBOR-BBA	16,755
	GBP	3,361,000		—	7/23/22	6 month GBP-LIBOR-BBA	1.85%	(32,372)
	SEK	195,650,000		—	5/16/22	2.205%	3 month SEK-STIBOR-SIDE	146,974
	SEK	20,988,000		—	6/19/22	3 month SEK-STIBOR-SIDE	2.38%	31,366
	SEK	26,823,000		—	7/2/22	3 month SEK-STIBOR-SIDE	2.325%	19,895
	SEK	13,890,000		—	7/25/22	2.06%	3 month SEK-STIBOR-SIDE	38,524
	Deutsche Bank AG
		$1,383,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	48,612
		176,198,000	(E)	2,760,008	9/19/22	2.00%	3 month USD-LIBOR-BBA	(3,163,769)
		20,504,000	(E)	(485,987)	9/19/22	3 month USD-LIBOR-BBA	2.00%	203,357
		10,027,000	(E)	(8,824)	9/19/17	3 month USD-LIBOR-BBA	1.10%	123,132
		3,722,000	(E)	10,041	9/19/17	1.10%	3 month USD-LIBOR-BBA	(38,940)
	KRW	9,179,000,000		—	4/24/17	3.54%	3 month KRW-CD-KSDA-BLOOMBERG	(265,871)
	MYR	24,754,000		—	7/23/17	3 month MYR-KLIBOR-BNM	2.98%	(40,171)
	Goldman Sachs International
		$5,375,000		(153,188)	7/18/22	3 month USD-LIBOR-BBA	2.215%	157,718
		4,065,000		113,735	7/23/22	2.1714%	3 month USD-LIBOR-BBA	(103,251)
		76,808,000	(E)	113,656	9/19/14	3 month USD-LIBOR-BBA	0.60%	385,557
		138,620,000	(E)	1,628,141	9/19/22	2.00%	3 month USD-LIBOR-BBA	(3,032,263)
		69,510,400	(E)	(1,218,216)	9/19/22	3 month USD-LIBOR-BBA	2.00%	1,118,722
		48,018,000	(E)	116,511	9/19/17	1.10%	3 month USD-LIBOR-BBA	(515,406)
		1,094,000	(E)	60,279	9/19/42	2.75%	3 month USD-LIBOR-BBA	(32,010)
		56,907,000	(E)	(3,336,216)	9/19/42	3 month USD-LIBOR-BBA	2.75%	1,464,458
		37,351,000		(592,013)	7/16/22	3 month USD-LIBOR-BBA	2.11875%	1,232,603
		7,703,000		(115,545)	7/27/22	3 month USD-LIBOR-BBA	2.1825%	301,960
		39,399,000		—	2/22/14	1 month USD-FEDERAL FUNDS-H.15	0.1925%	63,282
		10,586,000		—	2/23/14	0.19625%	1 month USD-FEDERAL FUNDS-H.15	(17,418)
		16,990,000		(310,068)	7/11/22	3 month USD-LIBOR-BBA	2.055%	424,151
	AUD	3,793,000		—	6/21/22	4.005%	6 month AUD-BBR-BBSW	(60,189)
	AUD	1,367,000		—	6/22/22	4.035%	6 month AUD-BBR-BBSW	(25,663)
	AUD	6,714,000		—	7/19/22	3.81%	6 month AUD-BBR-BBSW	12,942
	AUD	5,390,000		—	7/30/22	3.73%	6 month AUD-BBR-BBSW	51,556
	CHF	17,347,000		—	6/29/22	0.985%	6 month CHF-LIBOR-BBA	(148,422)
	EUR	6,247,000		—	6/15/22	6 month EUR-EURIBOR-REUTERS	1.952%	141,185
	EUR	900,000		—	6/15/42	2.262%	6 month EUR-EURIBOR-REUTERS	(13,873)
	EUR	12,517,000		—	6/19/22	6 month EUR-EURIBOR-REUTERS	1.919%	231,229
	EUR	7,260,000		—	7/27/22	1 month EUR-EONIA-OIS-COMPOUND	1.366%	(10,596)
	EUR	3,623,000		—	7/30/22	1 month EUR-EONIA-OIS-COMPOUND	1.394%	5,983
	EUR	148,470,000	(E)	—	8/1/17	1 month EUR-EONIA-OIS-COMPOUND	1.425%	153,814
	GBP	2,816,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	362,002
	GBP	15,304,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.1725%	615,856
	GBP	1,619,000		—	6/20/22	6 month GBP-LIBOR-BBA	2.085%	44,486
	GBP	1,743,000		—	6/28/22	2.02375%	6 month GBP-LIBOR-BBA	(30,917)
	GBP	5,088,000		—	7/9/22	1.9425%	6 month GBP-LIBOR-BBA	(23,738)
	GBP	2,320,000		—	7/19/22	6 month GBP-LIBOR-BBA	1.9125%	(2,039)
	SEK	20,848,000		—	5/16/22	3 month SEK-STIBOR-SIDE	2.205%	(15,661)
	SEK	53,840,000		—	5/29/22	3 month SEK-STIBOR-SIDE	2.215%	(33,826)
	SEK	45,648,000		—	6/11/22	2.28%	3 month SEK-STIBOR-SIDE	(8,620)
	SEK	39,175,000		—	8/1/22	3 month SEK-STIBOR-SIDE	2.3%	14,632
	JPMorgan Chase Bank NA
		$127,670,300	(E)	882,540	9/19/22	2.00%	3 month USD-LIBOR-BBA	(3,409,733)
		119,591,000	(E)	103,642	9/19/17	1.10%	3 month USD-LIBOR-BBA	(1,470,176)
		95,988,000	(E)	(2,924,747)	9/19/22	3 month USD-LIBOR-BBA	2.00%	302,370
		3,386,000	(E)	310,361	9/19/42	2.75%	3 month USD-LIBOR-BBA	24,718
		25,625,000	(E)	(1,513,590)	9/19/42	3 month USD-LIBOR-BBA	2.75%	648,135
		2,931,000		—	7/30/22	1.565%	3 month USD-LIBOR-BBA	12,109
	CAD	3,390,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(111,456)
	CAD	15,775,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	118,254
	CAD	52,450,000		—	6/13/14	3 month CAD-BA-CDOR	1.2825%	(45,637)
	CAD	8,685,000		—	6/13/17	3 month CAD-BA-CDOR	1.56%	(16,763)
	CAD	4,965,000		—	6/13/22	2.175%	3 month CAD-BA-CDOR	(32,565)
	CAD	4,661,000		—	6/25/22	2.1725%	3 month CAD-BA-CDOR	(26,664)
	CAD	2,142,000		—	7/26/22	2.07%	3 month CAD-BA-CDOR	10,665
	EUR	278,000		—	6/15/42	2.245%	6 month EUR-EURIBOR-REUTERS	(2,974)
	EUR	3,623,000		—	7/30/22	6 month EUR-EURIBOR-REUTERS	1.803%	7,239
	GBP	1,656,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.175%	67,246
	JPY	1,547,410,000		—	8/2/22	0.7775%	6 month JPY-LIBOR-BBA	14,784
	JPY	36,800,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	28,163
	JPY	49,400,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(11,603)
	MXN	14,762,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(103,849)
	MXN	19,089,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(134,088)
	MXN	63,220,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(307,808)
	MXN	6,909,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(33,639)
	MXN	63,220,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	384,144
	MXN	40,760,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	274,071
	UBS AG
	CHF	74,153,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(488,301)

	Total							$(7,934,428)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC
	$1,541,545	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$22,141
	327,061	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,682
	6,758,765	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	20,322
	10,650,373	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	152,967
	8,563,235	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	110,933
	41,909,025	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(268,143)
	11,724,555	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	151,887
	4,346,452	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	56,307
	3,515,218	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,508
	2,173,226	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	28,153
	36,377,287	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(232,749)
	28,186,743	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	365,148
	10,541,786	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	7,520
	1,232,132	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,425
	832,052	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	494
	4,563,079	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(29,196)
	5,760,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(148,522)
	4,346,452	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	56,307
	26,604,679	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(170,222)
	18,697,968	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	13,338
	15,354,020	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(98,238)
	28,617,420	26,829	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	58,820
	10,157,709	41,265	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	50,384
	2,951,521	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	8,875
	13,680,419	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	41,134
	48,145,652	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	623,708
	11,904,933	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	154,224
	601,984	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,798
	1,350,942	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	19,403
	4,381,087	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	62,924
	3,176,163	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	45,618
Citibank, N.A.
	2,424,596	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	31,410
	2,012,407	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	26,070
Credit Suisse International
	2,897,635	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	37,538
	36,311	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	65
	13,547,665	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(86,681)
Deutsche Bank AG
	13,547,665	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(86,681)
Goldman Sachs International
	3,015,710	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,789
	10,569,437	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,269
	8,153,436	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,836
	3,290,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	52,607
	2,467,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	36,926
	10,241,132	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,074
	14,160,017	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	183,438
	1,099,363	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,955
	12,663,003	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(81,021)
	4,757,263	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(30,438)
	586,840	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	348
	7,618,281	46,424	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	53,263
	948,712	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,687
	17,347,334	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(110,992)
	768,378	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,916)
	2,049,084	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,110)
	7,647,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	107,364
	7,647,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	118,758
	7,647,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	120,976
	7,647,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	213,581
	1,738,165	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,031
	11,583,028	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,870
GBP	4,772,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(236,873)
GBP	4,772,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(254,530)
GBP	4,772,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(256,550)
GBP	4,772,000	—	4/3/22	(3.21%)	GBP Non-revised UK Retail Price Index	(423,623)

Total						$544,390

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(5,786)	$650,000	12/20/19	(100 bp)	$132,595
Deutsche Bank AG
	France, Gov't of, 4.25%, 04/25/2019	—	9,480	10,140,000	6/20/15	(100 bp)	(48,183)

	Total						$84,412

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,039,287,048.
(b)	The aggregate identified cost on a tax basis is $1,269,192,624, resulting in gross unrealized appreciation and depreciation of $77,842,176 and $24,523,269, respectively, or net unrealized appreciation of $53,318,907.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $57,765 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $762,209,627 and $761,354,717, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $217,983,964 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates and to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately $3,234,600,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $2,494,700,000 on written options contracts for the reporting period.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average contract amount of approximately 940 futures contracts outstanding for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
The fund had an average contract amount of approximately $835,500,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $646,500,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $6,722,500,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
The fund had an average notional amount of approximately $21,500,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $37,746,304 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $49,097,383 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $41,533,249.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,405,125	$—
Corporate bonds and notes	—	161,974,337	—
Foreign government bonds and notes	—	19,528,722	—
Mortgage-backed securities	—	351,242,056	—
Purchased options outstanding	—	165,687,568	—
Senior loans	—	61,175,771	—
U.S. Government and agency mortgage obligations	—	156,385,141	—
U.S. Treasury obligations	—	412,506	—
Short-term investments	135,778,863	268,921,442	—

Totals by level	$135,778,863	$1,186,732,668	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,195,235	$—
Futures contracts	(652,012)	—	—
Written options	—	(141,184,447)	—
TBA sale commitments	—	(34,661,562)	—
Interest rate swap contracts	—	(2,390,018)	—
Total return swap contracts	—	429,872	—
Credit default contracts	—	80,718	—

Totals by level	$(652,012)	$(174,530,202)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$138,381	$57,663
Foreign exchange contracts	6,842,867	3,647,632
Interest rate contracts	240,218,516	218,327,553

Total	$247,199,764	$222,032,848

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
7/31/12 (Unaudited)

COMMON STOCKS (27.7%)(a)
			Shares	Value

Basic materials (0.8%)

Allied Nevada Gold Corp.(NON)			10,400	$268,840

Bemis Co., Inc.			11,500	353,625

FMC Corp.			11,800	645,460

International Flavors & Fragrances, Inc.			7,681	428,139

Newmont Mining Corp.			22,338	993,371

PPG Industries, Inc.			9,532	1,043,373

Royal Gold, Inc.			5,800	438,944

Sherwin-Williams Co. (The)			6,580	884,023

Sigma-Aldrich Corp.			9,195	636,294

Valspar Corp.			9,598	481,820

				6,173,889
Capital goods (1.2%)

Ball Corp.			14,142	587,742

Covanta Holding Corp.			21,801	374,541

General Dynamics Corp.			21,100	1,338,584

Lockheed Martin Corp.			16,880	1,506,878

Northrop Grumman Corp.			19,494	1,290,503

Raytheon Co.			25,234	1,399,982

Republic Services, Inc.			28,900	836,077

Roper Industries, Inc.			9,064	901,415

Stericycle, Inc.(NON)			8,600	798,510

Waste Connections, Inc.			15,700	483,089

				9,517,321
Communication services (0.8%)

American Tower Corp. Class A(R)			15,120	1,093,327

AT&T, Inc.			34,200	1,296,864

IAC/InterActiveCorp.			12,797	673,250

Verizon Communications, Inc.			71,696	3,236,357

Windstream Corp.			33,400	332,664

				6,632,462
Conglomerates (0.5%)

AMETEK, Inc.			24,228	751,068

Danaher Corp.			32,000	1,689,920

General Electric Co.			71,900	1,491,925

				3,932,913
Consumer cyclicals (3.3%)

Advance Auto Parts, Inc.			5,199	364,710

Amazon.com, Inc.(NON)			11,517	2,686,916

AutoZone, Inc.(NON)			1,610	604,120

Bed Bath & Beyond, Inc.(NON)			12,600	767,970

Big Lots, Inc.(NON)			6,444	261,046

Cintas Corp.			14,628	579,708

Discovery Communications, Inc. Class A(NON)			15,068	762,893

Dollar General Corp.(NON)			8,600	438,686

Dollar Tree, Inc.(NON)			14,184	714,023

Dun & Bradstreet Corp. (The)			6,500	521,235

Ecolab, Inc.			16,472	1,078,092

Equifax, Inc.			14,764	691,546

Expedia, Inc.			9,155	521,743

Home Depot, Inc. (The)			49,300	2,572,474

Kimberly-Clark Corp.			27,919	2,426,440

Kohl's Corp.			13,900	691,108

McGraw-Hill Cos., Inc. (The)			16,113	756,666

Moody's Corp.			21,054	853,319

MSC Industrial Direct Co., Inc. Class A			6,299	432,930

O'Reilly Automotive, Inc.(NON)			7,500	643,050

Omnicom Group, Inc.			14,852	745,273

PetSmart, Inc.			8,235	544,416

Priceline.com, Inc.(NON)			2,117	1,400,904

Ross Stores, Inc.			13,000	863,720

Scotts Miracle-Gro Co. (The) Class A			5,887	234,891

Scripps Networks Interactive Class A			7,700	414,645

Target Corp.			25,838	1,567,075

Towers Watson & Co. Class A			7,800	457,314

Tupperware Brands Corp.			5,260	275,729

Verisk Analytics, Inc. Class A(NON)			14,509	729,077

Viacom, Inc. Class B			23,249	1,085,961

				26,687,680
Consumer staples (3.7%)

Altria Group, Inc.			100,800	3,625,776

Brinker International, Inc.			9,008	291,949

Church & Dwight Co., Inc.			20,200	1,163,722

Coca-Cola Co. (The)			6,400	517,120

ConAgra Foods, Inc.			45,700	1,128,333

Dr. Pepper Snapple Group, Inc.			27,900	1,271,682

Herbalife, Ltd.			101,939	5,595,432

Kroger Co. (The)			57,700	1,279,209

Lorillard, Inc.			11,996	1,543,165

McDonald's Corp.			29,100	2,600,376

Panera Bread Co. Class A(NON)			2,444	384,906

Philip Morris International, Inc.			50,894	4,653,747

Procter & Gamble Co. (The)			17,000	1,097,180

Reynolds American, Inc.			33,600	1,554,672

Starbucks Corp.			28,608	1,295,370

W.W. Grainger, Inc.			4,631	948,568

Yum! Brands, Inc.			18,728	1,214,324

				30,165,531
Energy (2.6%)

Chevron Corp.			49,245	5,396,267

ConocoPhillips			47,000	2,558,680

Deepocean Group (Shell) (acquired 6/9/11, cost $357,150) (Norway)(RES)			24,587	393,392

Exxon Mobil Corp.			95,102	8,259,609

FMC Technologies, Inc.(NON)			21,560	972,787

HollyFrontier Corp.			24,574	918,822

Marathon Oil Corp.			44,400	1,175,268

Murphy Oil Corp.			17,210	923,489

Phillips 66(NON)			23,500	883,600

				21,481,914
Financials (3.4%)

ACE, Ltd.			27,362	2,011,107

Allied World Assurance Co. Holdings AG			12,682	956,603

American Express Co.			51,600	2,977,836

Arch Capital Group, Ltd.(NON)			32,275	1,252,270

AvalonBay Communities, Inc.(R)			4,600	676,614

Bank of Hawaii Corp.			10,219	477,329

Berkshire Hathaway, Inc. Class B(NON)			24,838	2,107,256

Chubb Corp. (The)			17,299	1,257,464

Commerce Bancshares, Inc.			14,300	563,134

Digital Realty Trust, Inc.(R)			5,962	465,453

Discover Financial Services			42,800	1,539,088

Equity Residential Trust(R)			12,900	816,699

Essex Property Trust, Inc.(R)			2,400	377,664

Everest Re Group, Ltd.			12,136	1,234,231

Federal Realty Investment Trust(R)			3,897	423,448

JPMorgan Chase & Co.			17,200	619,200

M&T Bank Corp.			13,510	1,159,698

Nasdaq OMX Group, Inc. (The)			19,900	451,730

Northern Trust Corp.			21,100	957,940

People's United Financial, Inc.			56,197	644,018

Public Storage(R)			5,800	863,910

Rayonier, Inc.(R)			8,211	391,583

Realty Income Corp.(R)			9,202	379,122

RenaissanceRe Holdings, Ltd.			14,262	1,055,245

Simon Property Group, Inc.(R)			9,800	1,572,802

Validus Holdings, Ltd.			27,148	883,124

W.R. Berkley Corp.			30,434	1,114,797

Wells Fargo & Co.			21,000	710,010

				27,939,375
Health care (2.8%)

Abbott Laboratories			42,865	2,842,378

Aetna, Inc.			21,900	789,714

AmerisourceBergen Corp.			19,289	765,773

Amgen, Inc.			25,100	2,073,260

Biogen Idec, Inc.(NON)			9,165	1,336,532

Bristol-Myers Squibb Co.			53,400	1,901,040

C.R. Bard, Inc.			6,827	663,994

Cardinal Health, Inc.			21,774	938,242

Eli Lilly & Co.			35,199	1,549,812

Forest Laboratories, Inc.(NON)			15,533	521,132

Gilead Sciences, Inc.(NON)			28,000	1,521,240

Humana, Inc.			10,500	646,800

Johnson & Johnson			15,700	1,086,754

McKesson Corp.			13,913	1,262,326

Merck & Co., Inc.			4,600	203,182

Perrigo Co.			4,799	547,182

Pfizer, Inc.			40,100	964,004

ResMed, Inc.(NON)			16,000	504,960

UnitedHealth Group, Inc.			41,400	2,115,126

Ventas, Inc.(R)			11,600	780,100

				23,013,551
Technology (7.1%)

Accenture PLC Class A			30,813	1,858,024

Altera Corp.			31,900	1,130,855

Analog Devices, Inc.			30,658	1,198,115

Apple, Inc.(NON)			42,759	26,115,495

Avago Technologies, Ltd. (Singapore)			26,532	981,684

BMC Software, Inc.(NON)			19,610	776,556

Cisco Systems, Inc.			189,800	3,027,310

Google, Inc. Class A(NON)			7,131	4,513,709

IBM Corp.			27,919	5,471,566

Intel Corp.			18,900	485,730

Intuit, Inc.			20,245	1,174,615

KLA-Tencor Corp.			21,145	1,076,492

L-3 Communications Holdings, Inc.			10,541	747,251

Lam Research Corp.(NON)			21,332	734,034

Maxim Integrated Products, Inc.			37,100	1,010,233

Microchip Technology, Inc.			26,600	887,908

Microsoft Corp.			173,619	5,116,552

Xilinx, Inc.			30,000	972,000

				57,278,129
Transportation (0.5%)

Copa Holdings SA Class A (Panama)			5,597	433,935

J. B. Hunt Transport Services, Inc.			11,521	633,885

Southwest Airlines Co.			81,627	750,152

United Parcel Service, Inc. Class B			33,886	2,562,120

				4,380,092
Utilities and power (1.0%)

CMS Energy Corp.			27,200	670,752

DTE Energy Co.			14,692	901,648

Entergy Corp.			13,732	997,904

ITC Holdings Corp.			6,400	474,816

Kinder Morgan, Inc.			24,900	891,669

PG&E Corp.			27,000	1,246,320

Pinnacle West Capital Corp.			12,223	654,419

Spectra Energy Corp.			44,606	1,368,958

Westar Energy, Inc.			15,895	485,751

				7,692,237

Total common stocks (cost $187,796,621)				$224,895,094

CORPORATE BONDS AND NOTES (15.7%)(a)
			Principal amount	Value

Basic materials (1.0%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			$339,000	$374,238

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)			339,000	350,451

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 5 1/2s, 2014 (Australia)			339,000	367,303

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015			565,000	631,966

E.I. du Pont de Nemours & Co. sr. unsec. unsub. notes 3 1/4s, 2015			452,000	481,344

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			1,250,000	1,275,000

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.967s, 2014			400,000	380,000

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			1,020,000	1,076,100

Momentive Performance Materials, Inc. company guaranty sr. notes 12 1/2s, 2014			647,000	674,498

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			445,000	619,777

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 1.94s, 2015 (Germany)		EUR	100,000	119,914

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$1,000,000	1,010,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			500,000	509,375

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			170,000	176,375

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			395,000	452,854

				8,499,195
Capital goods (0.4%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			709,000	756,858

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			200,000	238,569

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015			252,000	270,743

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014			616,000	668,961

Deere & Co. sr. unsec. notes 6.95s, 2014			252,000	279,605

General Cable Corp. company guaranty sr. unsec. unsub. notes FRN 2.836s, 2015			85,000	79,688

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 3/4s, 2016			195,000	204,750

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015			452,000	503,334

				3,002,508
Communication services (2.5%)

America Movil SAB de CV company guaranty unsec. unsub. notes 5 1/2s, 2014 (Mexico)			339,000	362,436

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015			2,579,000	2,717,289

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes 5.55s, 2014			452,000	483,347

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			350,000	329,000

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			1,125,000	1,361,016

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			380,000	402,800

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Germany)			452,000	514,654

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)			1,500,000	1,668,750

DISH DBS Corp. company guaranty 6 5/8s, 2014			750,000	809,063

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,500,000	1,642,500

Level 3 Financing, Inc. 144A company guaranty FRN 4.506s, 2015			1,000,000	980,000

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			900,000	925,875

Nextel Communications, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2014			840,000	842,100

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			245,000	246,225

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			290,000	313,925

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017			510,000	584,779

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			156,000	165,984

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			265,000	268,313

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)			508,000	506,730

Telefonica Emisones SAU company guaranty 6.421s, 2016 (Spain)			250,000	248,536

Telefonica Emisones SAU company guaranty sr. unsec. notes 4.949s, 2015 (Spain)			315,000	308,826

Time Warner Cable, Inc. company guaranty sr. unsec. notes 5.85s, 2017			955,000	1,132,636

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			560,000	593,059

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016			1,459,000	1,692,923

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017 (United Kingdom)			508,000	602,695

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	190,000	201,739

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$335,000	298,150

				20,203,350
Consumer cyclicals (1.7%)

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			500,000	425,000

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			890,000	963,425

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			1,000,000	1,080,000

Daimler Finance North America, LLC company guaranty 6 1/2s, 2013 (Germany)			282,000	302,519

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			400,000	437,290

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			282,000	326,286

Interpublic Group of Companies, Inc. (The) sr. unsec. notes 6 1/4s, 2014			231,000	250,346

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			990,000	1,110,038

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			905,000	942,331

MGM Resorts International sr. notes 10 3/8s, 2014			180,000	204,300

News America, Inc. sr. unsec. notes company guaranty 4 1/2s, 2021			452,000	518,086

Nielsen Finance, LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014			114,000	129,960

Owens Corning company guaranty sr. unsec. notes 9s, 2019			210,000	267,225

QVC, Inc. 144A sr. notes 7 1/8s, 2017			475,000	503,937

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			200,000	214,750

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Germany)			350,000	371,000

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			443,000	479,548

Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015			685,000	722,247

Target Corp. sr. unsec. notes 5 3/8s, 2017			452,000	539,992

Time Warner, Inc. company guaranty sr. unsec. notes 5 7/8s, 2016			729,000	862,249

Toys “R” Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			1,200,000	1,251,012

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			125,000	91,094

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			1,000,000	1,068,750

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014			1,068,000	1,121,689

				14,183,074
Consumer staples (0.9%)

Altria Group, Inc. company guaranty sr. unsec. notes 4 1/8s, 2015			663,000	725,339

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4 1/8s, 2015			616,000	666,532

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016			282,000	293,326

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			260,000	297,050

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			260,000	281,775

CVS Corp. sr. unsec. notes 5 3/4s, 2017			395,000	472,341

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2017 (United Kingdom)			339,000	413,061

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	500,000	661,174

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016			$1,068,000	1,170,546

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017			282,000	338,183

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015			786,000	830,756

Philip Morris International, Inc. sr. unsec. unsub. notes 5.65s, 2018			339,000	416,112

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015			452,000	485,380

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			300,000	320,250

Service Corporation International sr. notes 7s, 2017			170,000	193,375

Service Corporation International sr. unsec. notes 7 3/8s, 2014			180,000	198,000

				7,763,200
Energy (1.5%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			285,000	329,736

BP Capital Markets PLC company guaranty sr. unsec. notes 3 7/8s, 2015 (United Kingdom)			252,000	271,716

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			200,000	234,350

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			490,000	526,750

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			560,000	554,400

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015			899,000	987,944

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes 5.8s, 2014 (Canada)			395,000	425,130

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014			965,000	1,008,425

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			500,000	561,635

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			100,000	100,250

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			135,000	148,500

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			1,035,000	1,141,253

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			2,295,000	2,003,351

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			225,000	216,563

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			786,000	843,932

Whiting Petroleum Corp. company guaranty 7s, 2014			125,000	133,750

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			2,000,000	2,050,000

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017			339,000	421,806

				11,959,491
Financials (4.8%)

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014			339,000	368,313

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.667s, 2014			1,500,000	1,454,907

American Express Credit Corp. sr. unsec. unsub. notes 5 1/8s, 2014			1,012,000	1,101,966

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.45s, 2017			565,000	621,901

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			3,585,000	3,957,826

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			450,000	462,215

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014 (United Kingdom)			616,000	651,566

BB&T Corp. unsec. sub. notes 5.2s, 2015			339,000	375,659

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015			1,233,000	1,315,372

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017			452,000	547,411

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			335,000	378,131

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			900,000	952,875

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			1,230,000	1,404,766

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014			1,402,000	1,495,682

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)			616,000	713,518

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			480,000	495,000

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			175,000	200,375

General Electric Capital Corp. sr. unsec. unsub. notes 6s, 2019			3,535,000	4,260,552

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017			2,748,000	3,101,181

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			530,000	580,350

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			740,000	825,141

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			300,000	315,375

Jefferies Group, Inc. sr. unsec. notes 3 7/8s, 2015			1,300,000	1,293,500

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015			3,031,000	3,193,956

MetLife, Inc. sr. unsec. 6 3/4s, 2016			452,000	534,441

PNC Funding Corp. bank guaranty sr. unsec. notes 3 5/8s, 2015			283,000	302,565

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN, 4 3/4s, 2015			565,000	617,355

Simon Property Group LP sr. unsec. unsub notes 3 3/8s, 2022(R)			395,000	412,274

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			395,000	450,300

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015			300,000	313,748

US Bancorp sr. unsec. unsub. notes 2.45s, 2015			452,000	474,592

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			250,000	285,525

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	527,630

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,600,000	1,712,000

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017			2,301,000	2,731,952

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015 (Australia)			395,000	414,951

				38,844,871
Health care (1.1%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			508,000	602,062

Amgen, Inc. sr. unsec. notes 5.85s, 2017			339,000	402,427

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			339,000	413,559

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			305,000	337,306

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	415,000	530,821

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$235,000	271,131

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. notes 4 3/8s, 2014			452,000	482,656

HCA, Inc. sr. notes 6 1/2s, 2020			665,000	743,138

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			1,240,000	1,280,300

Merck & Co., Inc. sr. unsec. notes 4s, 2015			508,000	558,650

Novartis Capital Corp. company guaranty sr. unsec. notes 2.9s, 2015			452,000	481,322

Pfizer, Inc. sr. unsec. notes 5.35s, 2015			1,068,000	1,199,801

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	723,188

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			40,000	45,350

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			339,000	418,959

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016			157,000	176,049

				8,666,719
Technology (0.6%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			450,000	446,625

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016			508,000	593,537

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			452,000	484,845

IBM Corp. sr. unsec. notes 5.7s, 2017			673,000	824,009

Oracle Corp. sr. unsec. notes 5 1/4s, 2016			616,000	710,299

Seagate Technology International 144A company guaranty sr. notes 10s, 2014 (Cayman Islands)			222,000	246,420

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 10 1/4s, 2015			985,000	1,008,394

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			395,000	419,490

				4,733,619
Transportation (—%)

United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014			339,000	359,246

				359,246
Utilities and power (1.2%)

AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016			210,000	252,525

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,035,000	1,203,188

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038			189,000	263,377

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019			280,000	338,665

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			157,000	206,486

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			880,000	1,057,085

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014			880,000	950,808

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			350,000	204,750

El Paso Corp. sr. unsec. notes 7s, 2017			225,000	257,811

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017			395,000	475,564

Exelon Corp. sr. unsec. notes 4.9s, 2015			827,000	904,616

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031			220,000	290,712

FPL Group Capital, Inc. company guaranty sr. unsec. notes 7 7/8s, 2015			282,000	339,869

Kinder Morgan Energy Partners LP notes 6s, 2017			452,000	525,183

National Rural Utilities Cooperative Finance Corp. sr. bonds 10 3/8s, 2018			226,000	329,154

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018			315,000	431,639

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014			220,000	234,576

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015			339,000	372,512

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019			275,000	378,372

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s, 2018 (Canada)			395,000	498,702

				9,515,594

Total corporate bonds and notes (cost $122,949,326)				$127,730,867

MORTGAGE-BACKED SECURITIES (10.9%)(a)
			Principal amount	Value

American Home Mortgage Assets Ser. 07-5, Class XP, PO, IO, 2.781s, 2047			$3,376,719	$340,838

Banc of America Commercial Mortgage, Inc.
Ser. 04-3, Class D, 5.604s, 2039			639,000	628,131
Ser. 06-6, Class A2, 5.309s, 2045			1,150,900	1,177,425
Ser. 04-4, Class B, 4.985s, 2042			563,000	582,300
Ser. 07-1, Class XW, IO, 0.292s, 2049			4,468,819	44,496

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036			493,000	498,891
Ser. 03-1, Class J, 4.9s, 2036(F)			1,109,000	1,067,546
Ser. 04-4, Class XC, IO, 0.863s, 2042			4,706,367	55,173
Ser. 02-PB2, Class XC, IO, 0.477s, 2035			2,365,704	1,308

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.792s, 2046			12,098,175	514,172
Ser. 09-RR7, Class 2A7, IO, 1.579s, 2047			28,064,690	1,167,491
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047			30,301,472	772,688
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046			30,465,225	776,863

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 02-PBW1, Class G, 5.83s, 2035			492,000	486,686

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			5,351,537	140,210
Ser. 07-AR5, Class 1X2, IO, 0.5s, 2047			3,256,305	69,359
Ser. 06-AR5, Class 1X, IO, 0.5s, 2046			7,070,975	134,349
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			3,717,608	52,418

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			590,000	617,016

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3, Class 1A2A, 5.621s, 2036			1,217,995	1,088,741

Commercial Mortgage Pass-Through Certificates Ser. 05-C6, Class AJ, 5.209s, 2044			873,000	866,017

Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, 0.577s, 2035			1,646,178	954,783
FRB Ser. 07-OH1, Class A1B, 0.446s, 2047			4,000,000	2,340,000
FRB Ser. 06-OA21, Class A1, 0.437s, 2047			380,740	199,889
FRB Ser. 06-OA16, Class A1C, 0.436s, 2046			2,134,114	1,696,621
FRB Ser. 07-OA3, Class 1A1, 0.386s, 2047			3,042,249	2,007,884

Countrywide Home Loans
FRB Ser. 05-HY10, Class 3A1B, 2.721s, 2036			2,594,098	1,634,282
FRB Ser. 06-OA5, Class 1A1, 0.446s, 2046			451,829	284,652

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.772s, 2039			682,423	686,255

CS First Boston Mortgage Securities Corp.
Ser. 02-CKN2, Class C1, 6.376s, 2037(F)			965,000	974,652
FRB Ser. 04-C2, Class E, 5.666s, 2036(F)			963,000	943,982
FRB Ser. 04-C2, Class D, 5.575s, 2036			567,000	572,670
Ser. 05-C6, Class AJ, 5.23s, 2040(F)			1,286,000	1,262,601
Ser. 05-C5, Class AJ, 5.1s, 2038(F)			499,000	492,304
Ser. 03-CPN1, Class E, 4.891s, 2035			514,000	511,456

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			701,963	755,803
FRB Ser. 03-CK2, Class G, 5.744s, 2036			1,430,000	1,435,006
Ser. 03-C3, Class AX, IO, 1.761s, 2038			7,180,434	48,841

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.31s, 2034			216,470	304,842
IFB Ser. 3951, Class CS, IO, 6.508s, 2026			6,450,102	1,080,521
IFB Ser. 3859, Class SG, IO, 6.458s, 2039			841,559	105,128
IFB Ser. 3727, Class PS, IO, 6.451s, 2038			3,138,472	329,754
IFB Ser. 3856, Class PS, IO, 6.351s, 2040			931,719	144,700
IFB Ser. 3803, Class SP, IO, 6.351s, 2038			2,982,628	343,002
IFB Ser. 3861, Class PS, IO, 6.351s, 2037			1,245,859	205,641
IFB Ser. 3708, Class SQ, IO, 6.301s, 2040			7,589,697	1,091,626
IFB Ser. 3907, Class KS, IO, 6.301s, 2040			2,551,185	414,640
IFB Ser. 3780, Class PS, IO, 6.208s, 2035			1,435,634	145,582
IFB Ser. 3708, Class SA, IO, 6.201s, 2040			12,382,649	1,746,077
IFB Ser. 3934, Class SA, IO, 6.151s, 2041			453,929	79,755
IFB Ser. 3116, Class AS, IO, 5.851s, 2034			2,176,857	190,073
IFB Ser. 3852, Class NT, 5.751s, 2041			3,414,476	3,725,364
IFB Ser. 3752, Class PS, IO, 5.751s, 2040			2,695,547	457,353
Ser. 3632, Class CI, IO, 5s, 2038			459,216	28,811
Ser. 3626, Class DI, IO, 5s, 2037			257,459	9,549
Ser. 3747, Class HI, IO, 4 1/2s, 2037			389,634	38,257
Ser. 3738, Class MI, IO, 4s, 2034			21,869,100	1,309,801
Ser. 3748, Class NI, IO, 4s, 2034			2,376,958	145,850
Ser. 3736, Class QI, IO, 4s, 2034			6,005,313	240,213
Ser. 3751, Class MI, IO, 4s, 2034			262,137	7,303
Ser. 4098, Class PI, IO, 2s, 2042(F)			2,291,000	384,543
Ser. T-8, Class A9, IO, 0.303s, 2028			319,145	3,989
Ser. T-59, Class 1AX, IO, 0.276s, 2043			739,201	6,468
Ser. T-48, Class A2, IO, 0.212s, 2033			1,062,917	6,643
Ser. 3206, Class EO, PO, zero %, 2036			114,264	107,347
Ser. 3175, Class MO, PO, zero %, 2036			93,143	87,759
FRB Ser. T-54, Class 2A, IO, zero %, 2043			428,640	67

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.274s, 2035			95,529	177,058
IFB Ser. 05-45, Class DA, 23.517s, 2035			404,144	672,370
IFB Ser. 11-4, Class CS, 12.41s, 2040			2,101,020	2,416,173
IFB Ser. 12-75, Class SK, IO, 6.404s, 2041			3,664,232	790,778
IFB Ser. 12-75, Class KS, IO, 6.304s, 2042			2,561,510	488,582
IFB Ser. 11-67, Class BS, IO, 6.254s, 2041			7,309,021	1,288,580
IFB Ser. 404, Class S13, IO, 6.154s, 2040			139,002	19,234
IFB Ser. 10-35, Class SG, IO, 6.154s, 2040			4,996,751	805,626
Ser. 397, Class 2, IO, 5s, 2039			92,729	12,851
Ser. 398, Class C5, IO, 5s, 2039			783,540	64,152
Ser. 10-13, Class EI, IO, 5s, 2038			691,598	33,273
Ser. 12-30, Class PI, IO, 4s, 2042			6,092,034	877,740
Ser. 406, Class 2, IO, 4s, 2041			307,582	36,622
Ser. 406, Class 1, IO, 4s, 2041			283,912	35,844
Ser. 409, Class C16, IO, 4s, 2040			1,258,062	165,661
Ser. 03-W10, Class 1, IO, 1.421s, 2043			298,872	13,729
Ser. 98-W5, Class X, IO, 0.123s, 2028			585,902	23,985
Ser. 98-W2, Class X, IO, 0.059s, 2028			2,029,929	89,444
Ser. 03-W1, Class 2A, IO, zero %, 2042			916,191	72
FRB Ser. 06-104, Class EK, zero %, 2036			5,146	5,111

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			531,000	542,151

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			494,236	494,236

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class A3, 5.481s, 2049			914,000	979,542

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 03-C2, Class H, 5.494s, 2037			1,231,000	1,200,471
FRB Ser. 04-C1, Class F, 5.088s, 2038			807,000	798,930

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ, 4.915s, 2041			792,000	775,098

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C3, Class G, 5.831s, 2039			376,000	372,616
FRB Ser. 03-C2, Class F, 5.473s, 2040			422,000	409,340

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.453s, 2038			1,234,726	162,058
IFB Ser. 11-61, Class CS, IO, 6.433s, 2035			10,932,797	1,619,421
IFB Ser. 10-85, Class SD, IO, 6.403s, 2038			834,448	130,032
IFB Ser. 11-37, Class SD, IO, 6.403s, 2038			1,588,624	207,018
IFB Ser. 10-120, Class SB, IO, 5.956s, 2035			413,084	38,590
IFB Ser. 10-20, Class SC, IO, 5.903s, 2040			171,563	28,454
IFB Ser. 11-70, Class SN, IO, 5.651s, 2041			1,439,000	404,388
IFB Ser. 11-70, Class SH, IO, 5.641s, 2041			1,799,000	512,535
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			158,028	27,212
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			7,145,079	857,410
Ser. 12-8, Class PI, IO, 4s, 2041			6,674,702	992,862
Ser. 10-158, Class EI, IO, 4s, 2025			3,095,891	309,372

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			3,686,626	139,354

Greenwich Capital Commercial Funding Corp. 144A
Ser. 02-C1, Class H, 5.903s, 2035			3,000,000	3,015,460
Ser. 03-C1, Class G, 4.773s, 2035			558,000	550,120

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.564s, 2027			155,081	2,017
Ser. 98-2, IO, 0.412s, 2027			86,351	7
Ser. 98-3, IO, 0.393s, 2027			105,051	1,957
Ser. 98-4, IO, zero %, 2026			124,556	4,072

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR35, Class 2A1A, 0.416s, 2037			697,887	384,615

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-LD12, Class A2, 5.827s, 2051			358,459	361,613
Ser. 02-C3, Class D, 5.314s, 2035			843,000	856,067
FRB Ser. 02-C2, Class E, 5.141s, 2034			1,130,000	1,129,492
Ser. 04-C3, Class B, 4.961s, 2042			427,000	411,372

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 02-CIB5, Class F, 6.085s, 2037			2,000,000	2,071,800
FRB Ser. 01-C1, Class H, 5.626s, 2035(F)			672,000	681,347
FRB Ser. 04-CB8, Class F, 4.853s, 2039(F)			500,000	426,832

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.516s, 2040			206,185	195,875

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032			9,327	9,322
Ser. 04-C8, Class D, 4.946s, 2039(F)			429,000	429,085
Ser. 05-C1, Class D, 4.856s, 2040(F)			478,000	461,541
Ser. 03-C3, Class G, 4.392s, 2037			607,000	600,930
Ser. 07-C1, Class XW, IO, 0.647s, 2040(F)			18,027,570	396,684
Ser. 07-C2, Class XW, IO, 0 1/2s, 2040			2,967,233	59,223

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C1, Class K, 6.428s, 2034			813,905	813,905
Ser. 03-C8, Class G, 5.35s, 2037			436,000	438,649

Luminent Mortgage Trust FRB Ser. 06-1, Class A1, 0.485s, 2036			3,539,630	1,734,419

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO, IO, 0.8s, 2047			2,583,175	74,395

Merrill Lynch Mortgage Trust
Ser. 06-C2, Class AJ, 5.802s, 2043			421,000	338,905
Ser. 03-KEY1, Class C, 5.373s, 2035			356,000	359,952
Ser. 04-KEY2, Class B, 4.947s, 2039			674,000	685,862
Ser. 05-MCP1, Class XC, IO, 0.212s, 2043			17,473,485	190,478

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2, Class F, 5.618s, 2035			535,000	513,600

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.853s, 2043			439,000	452,170

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			236,000	246,880

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			903,000	927,236

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			7,276,748	268,512
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			2,529,825	54,391
FRB Ser. 06-AR8, Class A1A, 0.446s, 2036			2,403,552	1,345,989
Ser. 06-AR8, Class X, IO, 0.4s, 2036			11,081,842	148,497

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.005s, 2045			767,772	138,199

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.62s, 2039(F)			676,000	703,769

Wachovia Bank Commercial Mortgage Trust
Ser. 2004-C12, Class F, 5.311s, 2041			868,000	835,667
Ser. 05-C17, Class B, 5.287s, 2042			1,009,000	1,006,578
Ser. 2003-C8, Class E, 5.077s, 2035			583,000	592,045
Ser. 06-C29, IO, 0.391s, 2048			42,645,540	661,006

Wachovia Bank Commercial Mortgage Trust 144A Ser. 07-C31, IO, 0.239s, 2047			63,391,664	574,487

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR15, Class 1A, 0.987s, 2046			497,769	360,882
FRB Ser. 05-AR11, Class A1C3, 0.756s, 2045			3,095,664	1,888,355
FRB Ser. 05-AR17, Class A1C4, 0.646s, 2045			2,972,142	1,374,616

Total mortgage-backed securities (cost $86,406,863)				$88,421,307

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)

Government National Mortgage Association Pass-Through Certificates 4s, TBA, August 1, 2042			$5,000,000	$5,500,781

				5,500,781
U.S. Government Agency Mortgage Obligations (7.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, TBA, August 1, 2042			14,000,000	14,825,234

Federal National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, August 1, 2042			9,000,000	9,549,140
3s, TBA, September 1, 2042			8,000,000	8,300,625
3s, TBA, August 1, 2042			29,000,000	30,169,063

				62,844,062

Total U.S. government and agency mortgage obligations (cost $67,972,072)				$68,344,843

SENIOR LOANS (8.7%)(a)(c)
			Principal amount	Value

Basic materials (0.4%)

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (United Kingdom)			$498,750	$481,528

Momentive Performance Materials, Inc. bank term loan FRN Ser. B3, 3 3/4s, 2015			748,125	708,536

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			464,125	452,135

Novelis, Inc. bank term loan FRN Ser. B, 4s, 2017			280,725	278,409

Styron Corp. bank term loan FRN 6s, 2017			363,482	337,811

Tube City IMS Corp. bank term loan FRN Ser. B, 5 3/4s, 2019			668,325	668,325

				2,926,744
Capital goods (0.6%)

Generac Power Systems, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			1,000,000	1,005,000

Husky Injection Molding Systems, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (Canada)			464,368	465,877

Kloeckner Pentaplast GmbH & Co. KG bank term loan FRN Ser. B, 6 3/4s, 2016 (Germany)			375,000	375,000

Rexnord Corp. bank term loan FRN Ser. B, 5s, 2018			661,675	665,190

Reynolds Group Holdings, Inc. bank term loan FRN Ser. C, 6 1/2s, 2018			368,173	372,028

Reynolds Group Holdings, Inc. bank term loan FRN Ser. E, 6 1/2s, 2018			488,411	492,752

SRAM Corp. bank term loan FRN 8 1/2s, 2018			500,000	502,500

SRAM Corp. bank term loan FRN 4.771s, 2018			171,857	171,643

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017			660,013	664,138

				4,714,128
Communication services (1.3%)

Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018			1,264,875	1,260,483

Atlantic Broadband Finance, LLC bank term loan FRN 5 1/4s, 2019			1,000,000	1,003,750

Cequel Communications, LLC bank term loan FRN Ser. B, 4s, 2019			1,246,875	1,231,874

Crown Castle Operating Co. bank term loan FRN Ser. B, 4s, 2019			995,000	992,139

Intelsat Jackson Holdings SA bank term loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)			987,500	987,809

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 5 3/4s, 2018			665,000	666,940

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018			492,510	488,324

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018			495,000	492,834

Telesat Canada bank term loan FRN Ser. B, 4 1/4s, 2019 (Canada)			1,250,000	1,243,080

Wideopenwest Finance, LLC bank term loan FRN 6 1/4s, 2018			800,000	794,000

Zayo Group, LLC bank term loan FRN Ser. B, 7 1/8s, 2019			1,000,000	1,012,500

				10,173,733
Consumer cyclicals (2.0%)

Academy, Ltd. bank term loan FRN 6s, 2018			995,000	999,146

AMC Entertainment, Inc. bank term loan FRN Ser. B3, 4 1/4s, 2018			995,000	990,274

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 6 1/4s, 2017			235,125	234,194

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018			600,000	527,417

CCM Merger, Inc. bank term loan FRN Ser. B, 6s, 2017			911,077	902,422

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.49s, 2014			693,335	632,452

Cumulus Media Holdings, Inc. bank term loan FRN 5 3/4s, 2018			795,774	797,962

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 5 1/4s, 2016		CAD	1,584,718	1,564,412

Getty Images, Inc. bank term loan FRN Ser. B, 5 1/4s, 2016			$692,647	693,651

Goodman Global, Inc. bank term loan FRN 9s, 2017			54,091	54,790

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			247,581	247,394

Gymboree Corp. bank term loan FRN 5s, 2018			184,209	176,354

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018			685,009	683,632

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017			849,250	850,666

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			987,500	975,310

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			652,659	645,520

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018			828,835	830,907

NBTY, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			689,143	688,195

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,280,000	1,268,978

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			309,828	310,990

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017			980,000	977,337

Realogy Corp. bank term loan FRN Ser. B, 4.77s, 2016			263,723	249,329

Spectrum Brands Holdings, Inc. bank term loan FRN 5s, 2016			766,392	768,445

				16,069,777
Consumer staples (0.9%)

Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016			862,389	862,749

Claire's Stores, Inc. bank term loan FRN 3.056s, 2014			741,638	707,422

Dean Foods Co. bank term loan FRN Ser. A1, 3.24s, 2014			307,265	306,305

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			941,993	924,919

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			317,547	317,785

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			1,197,000	1,198,985

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			1,485,000	1,477,575

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018			971,916	957,337

Wendy's International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			645,000	644,731

				7,397,808
Energy (0.1%)

Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017			600,000	597,917

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			485,233	417,300

				1,015,217
Financials (0.5%)

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			176,028	176,028

iStar Financial, Inc. bank term loan FRN Ser. A1, 5s, 2013			415,374	414,232

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017			960,000	973,600

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019			1,125,000	1,130,625

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.969s, 2017			517,286	513,314

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.968s, 2017			442,714	440,500

Ocwen Financial Corp. bank term loan FRN Ser. B, 7s, 2016			658,009	659,654

				4,307,953
Health care (1.7%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			728,707	726,885

Bausch & Lomb, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019			1,500,000	1,500,375

Capsugel Holdings US, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			949,022	952,343

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			530,158	529,363

Grifols, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017			1,103,482	1,100,953

Health Management Associates, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			1,119,375	1,119,175

Hologic, Inc. bank term loan FRN Ser. B, 4 1/2s, 2019			1,125,000	1,132,031

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			562,875	560,412

Kindred Healthcare, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			742,500	712,182

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018			1,243,750	1,259,297

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			1,081,359	1,076,403

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			636,800	643,434

Quintiles Transnational Corp. bank term loan FRN 7 1/2s, 2017(PIK)			425,000	427,125

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018			990,000	987,822

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C, 4 3/4s, 2019 (Canada)			1,125,000	1,126,125

				13,853,925
Technology (0.7%)

Epicor Software Corp. bank term loan FRN 5s, 2018			990,000	982,080

First Data Corp. bank term loan FRN 4.24s, 2018			1,000,000	930,625

Infor (US), Inc. bank term loan FRN Ser. B, 5 3/4s, 2018			960,000	968,100

NXP Funding, LLC bank term loan FRN Ser. B, 5 1/4s, 2019 (Netherlands)			1,496,250	1,488,769

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2017			990,000	985,050

				5,354,624
Transportation (0.2%)

RailAmerica, Inc. bank term loan FRN Ser. B, 4s, 2019			748,125	748,125

Swift Transportation Company, LLC bank term loan FRN Ser. B2, 5s, 2017			1,146,856	1,152,591

				1,900,716
Utilities and power (0.3%)

AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018			493,750	494,279

Calpine Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			395,000	395,864

Energy Transfer Equity LP bank term loan FRN Ser. B, 3 3/4s, 2017			1,285,000	1,264,922

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.741s, 2017			920,555	584,552

				2,739,617

Total senior loans (cost $70,533,654)				$70,454,242

PURCHASED OPTIONS OUTSTANDING (6.7%)(a)
	Expiration date/		Contract
	strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jul-13/$115.00		97,160	$511,120

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00		124,763	473,060

SPDR S&P 500 ETF Trust (Put)	May-13/108.00		124,563	376,860

SPDR S&P 500 ETF Trust (Put)	Apr-13/117.00		162,261	674,511

SPDR S&P 500 ETF Trust (Put)	Mar-13/116.00		122,681	405,375

SPDR S&P 500 ETF Trust (Put)	Feb-13/115.00		104,834	265,527

SPDR S&P 500 ETF Trust (Put)	Jan-13/110.00		88,643	136,327

SPDR S&P 500 ETF Trust (Put)	Dec-12/102.00		147,770	102,840

SPDR S&P 500 ETF Trust (Put)	Nov-12/99.00		111,210	35,441

SPDR S&P 500 ETF Trust (Put)	Oct-12/100.00		172,100	30,090

SPDR S&P 500 ETF Trust (Put)	Sep-12/125.00		122,681	100,267

SPDR S&P 500 ETF Trust (Put)	Aug-12/121.00		104,834	6,012

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		$3,109,944	348,594

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		3,109,944	115,317

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/3.625		14,304,000	1,788,000

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/3.625		14,304,000	472,032

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		28,857,000	4,849,390

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		14,155,000	1,451,850

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		14,155,000	1,431,920

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		28,857,000	666,337

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		14,155,000	159,810

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		14,155,000	155,620

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		15,903,000	3,140,413

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		15,903,000	295,796

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		4,820,279	988,938

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		4,820,279	82,832

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11		17,856,000	118,975

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		27,494,000	3,481,840

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		27,494,000	218,577

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		6,011,518	793,520

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		6,011,518	48,092

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		25,861,000	3,315,794

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		25,861,000	3,265,468

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		25,861,000	205,078

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		25,861,000	198,768

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77		1,076,000	142,032

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77		1,076,000	7,984

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		13,361,000	2,172,592

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		13,361,000	247,673

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		6,180,300	2,496,841

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		6,180,300	174,346

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		6,180,300	2,601,906

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		6,180,300	161,800

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		3,363,000	92,920

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		3,363,000	90,734

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		1,917,000	118,624

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 1.75% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.75		2,216,000	45,805

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 1.75% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.75		2,216,000	36,741

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		1,917,000	7,534

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675		2,495,000	163,248

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27		2,495,000	142,914

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		3,799,000	461,616

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		3,799,000	50,641

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		3,363,000	87,203

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		3,363,000	83,503

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		1,917,000	116,343

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		1,917,000	4,946

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375		2,495,000	160,204

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475		2,495,000	139,570

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		3,363,000	79,400

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175		2,495,000	156,486

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225		2,495,000	136,077

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		1,917,000	113,831

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		1,917,000	2,569

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		8,745,000	453,691

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		1,917,000	112,183

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		1,917,000	882

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		3,799,000	418,080

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		3,799,000	7,522

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		8,745,000	441,273

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		24,800,000	768,056

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		1,917,000	110,879

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		1,917,000	19

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		33,161,500	3,859,335

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		33,161,500	33

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		42,757,600	4,475,438

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		42,757,600	43

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		8,745,000	435,763

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		12,663,710	2,098,377

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		12,663,710	13

Total purchased options outstanding (cost $49,388,865)				$54,188,061

COMMODITY LINKED NOTES (2.8%)(a)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)			$3,539,000	$3,929,352

Deutsche Bank AG/London 144A sr. unsec. notes Ser. 00DL, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Commodity Booster OYE Benchmark Light Energy TR Index multiplied by 3) (United Kingdom)			2,715,000	2,390,147

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)			3,539,000	3,934,109

UBS AG/London 144A notes 1-month LIBOR, 2012 (Indexed to the UBS Bloomberg CMCI Essence TR Index multiplied by 3) (Jersey)			13,564,000	12,692,138

Total commodity Linked Notes (cost $23,357,000)				$22,945,746

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$325,000	$242,125

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,405,000	1,376,906

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			4,415,000	3,746,128

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			240,000	245,100

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			650,000	670,034

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			200,000	171,000

Ukraine (Government of) 144A bonds 7 3/4s, 2020			160,000	144,400

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			215,000	198,150

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,800,000	1,791,000

Total foreign government and agency bonds and notes (cost $9,295,758)				$8,584,843

INVESTMENT COMPANIES (1.0%)(a)
			Shares	Value

PowerShares DB Gold Fund(NON)			148,705	$8,270,972

Total investment Companies (cost $8,256,102)				$8,270,972

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Countrywide Asset Backed Certificates FRB Ser. 07-1, Class 2A2, 0.346s, 2037			$943,000	$883,355

Total asset-backed securities (cost $841,376)				$883,355

SHORT-TERM INVESTMENTS (32.3%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.13%(e)			95,732,206	$95,732,206

SSgA Prime Money Market Fund 0.12%(P)			17,308,717	17,308,717

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, August 10, 2012			$8,605,000	8,604,613

Straight-A Funding, LLC Ser. 1 commercial paper with an effective yield of 0.178%, October 10, 2012			8,000,000	7,996,682

Straight-A Funding, LLC Ser. 1 commercial paper with an effective yield of 0.178%, October 2, 2012			7,000,000	6,997,428

U.S. Treasury bills with effective yields ranging from 0.168% to 0.173%, May 2, 2013(SEG)(SEGSF)			32,000,000	31,962,912

U.S. Treasury bills with an effective yield of 0.163%, April 4, 2013			15,000,000	14,984,895

U.S. Treasury bills with an effective yield of 0.144%, February 7, 2013			8,000,000	7,994,408

U.S. Treasury bills with an effective yield of 0.100%, November 15, 2012(SEG)(SEGSF)			20,000,000	19,993,380

U.S. Treasury bills with effective yields ranging from 0.092% to 0.099%, August 23, 2012(SEG)(SEGSF)			51,000,000	50,997,044

Total short-term investments (cost $262,566,827)				$262,572,285

TOTAL INVESTMENTS

Total investments (cost $889,364,464)(b)				$937,291,615

TBA SALE COMMITMENTS OUTSTANDING at 7/31/12 (proceeds receivable $17,829,883) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 3 1/2s, August 1, 2042	$9,000,000	8/13/12	$9,549,140
Federal National Mortgage Association 3s, August 1, 2042	8,000,000	8/13/12	8,322,500

Total			$17,871,640

FORWARD CURRENCY CONTRACTS at 7/31/12 (aggregate face value $131,318,920) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Swiss Franc	Buy	8/16/12	$376,432	$377,533	$(1,101)
Barclays Bank PLC
	Australian Dollar	Buy	8/16/12	1,858,961	1,806,516	52,445
	Brazilian Real	Buy	8/16/12	356,432	364,811	(8,379)
	British Pound	Sell	8/16/12	2,284,025	2,286,119	2,094
	Canadian Dollar	Sell	8/16/12	480,083	465,215	(14,868)
	Chilean Peso	Buy	8/16/12	640,962	622,178	18,784
	Czech Koruna	Sell	8/16/12	858,393	874,840	16,447
	Euro	Sell	8/16/12	747,830	780,764	32,934
	Hungarian Forint	Sell	8/16/12	14,421	14,625	204
	Indian Rupee	Sell	8/16/12	144,660	144,290	(370)
	Japanese Yen	Buy	8/16/12	892,663	889,658	3,005
	Japanese Yen	Sell	8/16/12	892,663	878,959	(13,704)
	Malaysian Ringgit	Sell	8/16/12	120,405	119,750	(655)
	Mexican Peso	Sell	8/16/12	320,617	315,843	(4,774)
	New Zealand Dollar	Sell	8/16/12	163,358	172,736	9,378
	Norwegian Krone	Buy	8/16/12	1,004,471	997,224	7,247
	Norwegian Krone	Sell	8/16/12	1,004,471	1,011,885	7,414
	Polish Zloty	Sell	8/16/12	492,190	481,028	(11,162)
	Singapore Dollar	Sell	8/16/12	628,815	618,053	(10,762)
	South African Rand	Buy	8/16/12	240,003	240,996	(993)
	South Korean Won	Buy	8/16/12	229,048	226,215	2,833
	Swedish Krona	Buy	8/16/12	2,526,758	2,485,656	41,102
	Taiwan Dollar	Sell	8/16/12	480,917	481,074	157
	Thai Baht	Buy	8/16/12	305,095	303,752	1,343
	Turkish Lira	Buy	8/16/12	59,305	58,665	640
Citibank, N.A.
	Australian Dollar	Buy	8/16/12	2,438,627	2,433,091	5,536
	Brazilian Real	Buy	8/16/12	178,362	180,894	(2,532)
	British Pound	Sell	8/16/12	1,595,901	1,607,015	11,114
	Canadian Dollar	Buy	8/16/12	4,785	4,715	70
	Canadian Dollar	Sell	8/16/12	4,785	4,651	(134)
	Czech Koruna	Sell	8/16/12	895,359	914,586	19,227
	Euro	Buy	8/16/12	967,244	953,091	14,153
	Euro	Sell	8/16/12	967,244	977,328	10,084
	Mexican Peso	Sell	8/16/12	631,906	629,437	(2,469)
	Singapore Dollar	Sell	8/16/12	464,720	456,505	(8,215)
	South Korean Won	Buy	8/16/12	610,930	603,164	7,766
	Taiwan Dollar	Sell	8/16/12	542,941	544,198	1,257
	Turkish Lira	Buy	8/16/12	183,197	181,518	1,679
Credit Suisse AG
	Australian Dollar	Buy	8/16/12	2,467,489	2,400,618	66,871
	Brazilian Real	Buy	8/16/12	238,822	243,289	(4,467)
	British Pound	Sell	8/16/12	690,633	697,415	6,782
	Canadian Dollar	Sell	8/16/12	2,045,539	1,985,668	(59,871)
	Chilean Peso	Buy	8/16/12	400,481	391,493	8,988
	Czech Koruna	Sell	8/16/12	795,739	816,284	20,545
	Euro	Sell	8/16/12	3,670,113	3,711,030	40,917
	Hungarian Forint	Buy	8/16/12	875,977	896,461	(20,484)
	Indian Rupee	Sell	8/16/12	295,912	295,182	(730)
	Japanese Yen	Sell	8/16/12	71,181	67,108	(4,073)
	Malaysian Ringgit	Buy	8/16/12	183,322	180,910	2,412
	Mexican Peso	Sell	8/16/12	244,542	242,928	(1,614)
	New Zealand Dollar	Sell	8/16/12	114,488	118,794	4,306
	Philippines Peso	Buy	8/16/12	628,065	624,501	3,564
	Polish Zloty	Sell	8/16/12	531,456	520,022	(11,434)
	Singapore Dollar	Sell	8/16/12	843,536	828,342	(15,194)
	South African Rand	Sell	8/16/12	3,968	1,214	(2,754)
	South Korean Won	Buy	8/16/12	243,124	244,317	(1,193)
	Swedish Krona	Buy	8/16/12	2,027,103	1,950,799	76,304
	Swiss Franc	Sell	8/16/12	14,549	14,696	147
	Taiwan Dollar	Sell	8/16/12	299,607	300,666	1,059
	Turkish Lira	Buy	8/16/12	241,001	238,373	2,628
Deutsche Bank AG
	Australian Dollar	Buy	8/16/12	808,572	822,707	(14,135)
	British Pound	Sell	8/16/12	1,228,244	1,223,176	(5,068)
	Canadian Dollar	Sell	8/16/12	703,279	643,330	(59,949)
	Czech Koruna	Sell	8/16/12	844,147	863,875	19,728
	Euro	Sell	8/16/12	4,836,959	4,889,973	53,014
	Mexican Peso	Sell	8/16/12	59,876	65,457	5,581
	Polish Zloty	Sell	8/16/12	250,114	240,355	(9,759)
	Singapore Dollar	Sell	8/16/12	368,048	361,997	(6,051)
	South Korean Won	Buy	8/16/12	483,817	483,188	629
	Swiss Franc	Sell	8/16/12	182,990	184,959	1,969
	Turkish Lira	Buy	8/16/12	485,338	478,584	6,754
Goldman Sachs International
	Canadian Dollar	Buy	8/16/12	545,676	530,344	15,332
	Canadian Dollar	Sell	8/16/12	545,676	537,695	(7,981)
	Chilean Peso	Buy	8/16/12	315,759	303,445	12,314
	Chilean Peso	Sell	8/16/12	315,759	304,998	(10,761)
	Czech Koruna	Sell	8/16/12	135,800	153,707	17,907
	Euro	Buy	8/16/12	75,435	63,258	12,177
	Japanese Yen	Sell	8/16/12	443,729	420,560	(23,169)
	Norwegian Krone	Buy	8/16/12	812,783	804,596	8,187
	Singapore Dollar	Sell	8/16/12	616,761	605,953	(10,808)
	South Korean Won	Buy	8/16/12	61,013	60,816	197
	Turkish Lira	Buy	8/16/12	1,095,400	1,084,645	10,755
HSBC Bank USA, National Association
	Australian Dollar	Buy	8/16/12	1,645,273	1,600,084	45,189
	British Pound	Sell	8/16/12	1,620,674	1,629,397	8,723
	Canadian Dollar	Sell	8/16/12	1,696,241	1,641,584	(54,657)
	Czech Koruna	Sell	8/16/12	799,577	826,970	27,393
	Euro	Sell	8/16/12	3,436,424	3,474,708	38,284
	Indian Rupee	Sell	8/16/12	295,912	294,839	(1,073)
	Japanese Yen	Buy	8/16/12	665,776	655,332	10,444
	Japanese Yen	Sell	8/16/12	665,776	663,520	(2,256)
	Singapore Dollar	Sell	8/16/12	367,887	361,829	(6,058)
	South Korean Won	Buy	8/16/12	487,993	486,286	1,707
	Turkish Lira	Buy	8/16/12	376,398	370,541	5,857
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	8/16/12	1,442,815	1,409,292	33,523
	Brazilian Real	Buy	8/16/12	521,407	528,141	(6,734)
	British Pound	Sell	8/16/12	807,593	821,946	14,353
	Canadian Dollar	Sell	8/16/12	81,343	58,517	(22,826)
	Chilean Peso	Buy	8/16/12	403,505	383,793	19,712
	Czech Koruna	Sell	8/16/12	504,751	522,277	17,526
	Euro	Sell	8/16/12	3,967,547	4,009,555	42,008
	Hungarian Forint	Buy	8/16/12	207,751	204,298	3,453
	Japanese Yen	Buy	8/16/12	814,855	812,112	2,743
	Japanese Yen	Sell	8/16/12	823,628	806,040	(17,588)
	Mexican Peso	Sell	8/16/12	231,235	230,965	(270)
	New Zealand Dollar	Sell	8/16/12	514,751	514,871	120
	Norwegian Krone	Sell	8/16/12	819,848	813,407	(6,441)
	Polish Zloty	Sell	8/16/12	208,578	204,322	(4,256)
	Singapore Dollar	Sell	8/16/12	558,018	548,407	(9,611)
	South African Rand	Sell	8/16/12	16,800	14,644	(2,156)
	South Korean Won	Buy	8/16/12	295,297	293,086	2,211
	Swedish Krona	Buy	8/16/12	1,464,327	1,431,035	33,292
	Swiss Franc	Sell	8/16/12	22,746	22,984	238
	Taiwan Dollar	Sell	8/16/12	597,844	600,419	2,575
	Turkish Lira	Buy	8/16/12	976,344	964,953	11,391
Royal Bank of Scotland PLC (The)
	Brazilian Real	Sell	8/16/12	80,370	78,554	(1,816)
	British Pound	Buy	8/16/12	292,088	288,976	3,112
	British Pound	Sell	8/16/12	292,088	288,948	(3,140)
	Canadian Dollar	Buy	8/16/12	1,629,951	1,610,081	19,870
	Canadian Dollar	Sell	8/16/12	1,629,951	1,589,069	(40,882)
	Chilean Peso	Buy	8/16/12	6,408	6,157	251
	Chilean Peso	Sell	8/16/12	6,408	6,241	(167)
	Czech Koruna	Buy	8/16/12	444,551	442,913	1,638
	Czech Koruna	Sell	8/16/12	444,551	453,374	8,823
	Euro	Sell	8/16/12	850,953	894,698	43,745
	Japanese Yen	Buy	8/16/12	230,972	223,560	7,412
	Mexican Peso	Sell	8/16/12	204,102	203,314	(788)
	New Zealand Dollar	Sell	8/16/12	60,440	64,636	4,196
	Norwegian Krone	Buy	8/16/12	2,202,836	2,184,699	18,137
	Norwegian Krone	Sell	8/16/12	2,202,836	2,172,347	(30,489)
	Polish Zloty	Buy	8/16/12	14,911	14,545	366
	Polish Zloty	Sell	8/16/12	14,911	14,845	(66)
	Singapore Dollar	Sell	8/16/12	310,269	304,909	(5,360)
	South Korean Won	Buy	8/16/12	258,363	256,586	1,777
	Swedish Krona	Buy	8/16/12	384,188	369,373	14,815
	Swedish Krona	Sell	8/16/12	384,188	373,975	(10,213)
	Taiwan Dollar	Sell	8/16/12	59,175	59,282	107
	Turkish Lira	Buy	8/16/12	607,561	599,386	8,175
State Street Bank and Trust Co.
	Australian Dollar	Buy	8/16/12	2,266,710	2,211,325	55,385
	Brazilian Real	Buy	8/16/12	239,796	241,972	(2,176)
	British Pound	Buy	8/16/12	2,827,909	2,801,318	26,591
	British Pound	Sell	8/16/12	2,827,909	2,812,538	(15,371)
	Canadian Dollar	Buy	8/16/12	816,022	809,677	6,345
	Chilean Peso	Buy	8/16/12	313,690	303,718	9,972
	Czech Koruna	Sell	8/16/12	242,374	254,332	11,958
	Euro	Buy	8/16/12	3,990,313	4,031,525	(41,212)
	Euro	Sell	8/16/12	3,990,313	3,964,779	(25,534)
	Hungarian Forint	Sell	8/16/12	48,738	49,444	706
	Japanese Yen	Buy	8/16/12	365,646	362,878	2,768
	Japanese Yen	Sell	8/16/12	365,646	360,052	(5,594)
	Mexican Peso	Sell	8/16/12	4,386	5,443	1,057
	New Zealand Dollar	Sell	8/16/12	124,036	131,282	7,246
	Norwegian Krone	Sell	8/16/12	787,612	790,961	3,349
	Polish Zloty	Sell	8/16/12	492,997	480,924	(12,073)
	Singapore Dollar	Sell	8/16/12	508,436	500,144	(8,292)
	South African Rand	Buy	8/16/12	340,623	352,519	(11,896)
	South Korean Won	Buy	8/16/12	754,796	753,094	1,702
	Swedish Krona	Buy	8/16/12	1,239,344	1,189,480	49,864
	Swiss Franc	Sell	8/16/12	22,233	22,466	233
	Taiwan Dollar	Sell	8/16/12	180,507	180,132	(375)
	Thai Baht	Buy	8/16/12	427,743	426,541	1,202
	Turkish Lira	Buy	8/16/12	586,218	580,782	5,436
Westpac Banking Corp.
	Australian Dollar	Buy	8/16/12	1,652,620	1,588,340	64,280
	British Pound	Sell	8/16/12	1,293,152	1,298,278	5,126
	Canadian Dollar	Buy	8/16/12	802,565	807,810	(5,245)
	Euro	Sell	8/16/12	2,901,609	2,938,587	36,978
	Japanese Yen	Buy	8/16/12	665,776	655,596	10,180
	Japanese Yen	Sell	8/16/12	665,776	663,517	(2,259)
	Mexican Peso	Sell	8/16/12	52,050	50,391	(1,659)
	Norwegian Krone	Sell	8/16/12	794,145	792,573	(1,572)
	Swedish Krona	Buy	8/16/12	830,569	799,574	30,995

Total						$740,801

FUTURES CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	11	$1,523,997	Sep-12	$19,016
Euro-Bund 10 yr (Long)	393	69,906,403	Sep-12	1,821,627
Euro-OAT (Short)	444	73,345,900	Sep-12	(3,380,045)
Euro-Swiss Franc 3 Month (Short)	38	9,741,319	Dec-12	(151,694)
Japanese Government Bond 10 yr (Long)	1	1,843,328	Sep-12	9,338
Japanese Government Bond 10 yr Mini (Short)	10	1,844,864	Sep-12	(11,059)
MSCI EAFE Index Mini (Short)	285	20,300,550	Sep-12	(71,512)
NASDAQ 100 Index E-Mini (Short)	289	15,238,970	Sep-12	(534,317)
S&P 500 Index E-Mini (Long)	168	11,546,640	Sep-12	60,728
S&P Mid Cap 400 Index E-Mini (Long)	308	28,908,880	Sep-12	599,984
U.S. Treasury Bond 30 yr (Long)	289	43,648,031	Sep-12	1,121,584

Total				$(516,350)

WRITTEN OPTIONS OUTSTANDING at 7/31/12 (premiums received $33,248,388) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Herbalife, Ltd. (Call)	18,576	Aug-12/$62.50	$4,938
Herbalife, Ltd. (Call)	46,439	Aug-12/60.00	1,579
SPDR S&P 500 ETF Trust (Call)	1,494,234	Aug-12/140.00	1,421,584
SPDR S&P 500 ETF Trust (Put)	124,563	May-13/90.00	161,855
SPDR S&P 500 ETF Trust (Put)	162,261	Apr-13/100.00	292,495
SPDR S&P 500 ETF Trust (Put)	122,681	Mar-13/100.00	180,352
SPDR S&P 500 ETF Trust (Put)	104,834	Feb-13/100.00	114,410
SPDR S&P 500 ETF Trust (Put)	88,643	Jan-13/95.00	54,908
SPDR S&P 500 ETF Trust (Put)	147,770	Dec-12/85.00	34,639
SPDR S&P 500 ETF Trust (Put)	111,210	Nov-12/85.00	14,624
SPDR S&P 500 ETF Trust (Put)	122,681	Sep-12/113.00	26,531
SPDR S&P 500 ETF Trust (Put)	104,834	Aug-12/110.00	916
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	$6,180,300	Aug-15/4.375	174,346
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	6,180,300	Aug-15/4.375	2,452,226
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	6,180,300	Aug-15/4.46	161,800
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	6,180,300	Aug-15/4.46	2,552,359
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	14,288,761	Aug-16/3.625	482,960
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	14,288,761	Aug-16/3.625	1,733,227
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	24,328,403	Aug-16/4.35	4,225,479
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	10,549,616	Aug-16/4.17	120,266
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	16,863,030	Aug-16/4.28	394,409
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	10,549,616	Aug-16/4.17	1,062,346
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	16,863,030	Aug-16/4.28	2,842,061
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	6,736,016	Aug-16/4.68	121,922
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	6,736,016	Aug-16/4.68	1,331,710
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	5,613,347	Jul-16/4.67	102,163
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	5,613,347	Jul-16/4.67	1,105,829
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,245,339	Jul-16/4.80	37,946
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,245,339	Jul-16/4.80	465,234
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	3,509,959	Jul-16/4.79	57,711
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	3,509,959	Jul-16/4.79	741,714
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	5,573,570	Jul-16/4.74	93,864
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	5,573,570	Jul-16/4.74	1,157,040
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	7,402,572	Jun-16/5.12	49,079
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	7,284,320	Jun-16/4.89	55,361
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	7,238,070	Jun-16/4.575	60,583
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	7,402,572	Jun-16/4.12	753,078
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	7,284,320	Jun-16/4.39	814,387
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	7,238,070	Jun-16/4.575	882,096
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	13,361,000	Sep-15/4.04	232,682
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	13,361,000	Sep-15/4.04	2,207,184
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	33,161,500	Aug-12/2.855	33
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	33,161,500	Aug-12/2.855	3,859,335
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	42,757,600	Aug-12/2.73	43
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	42,757,600	Aug-12/2.73	4,475,440
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	10,160,934	May-16/5.11	67,164
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	10,969,952	May-16/4.86	82,384
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	10,915,355	May-16/4.60	89,178
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	10,160,934	May-16/4.11	1,030,603
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	10,969,952	May-16/4.36	1,219,530
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	10,915,355	May-16/4.60	1,353,504
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	9,302,123	May-16/4.7575	75,357
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	14,205,307	May-16/4.745	112,222
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	35,513,269	May-16/4.77	286,130
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	9,302,123	May-16/4.7575	1,197,713
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	14,205,307	May-16/4.745	1,812,597
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	35,513,269	May-16/4.77	4,591,653

Total			$49,032,779

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$860,000		$—	5/14/14	3 month USD-LIBOR-BBA	0.58%	$2,749
		86,000		—	5/14/17	3 month USD-LIBOR-BBA	1.0925%	1,478
		3,458,000		—	5/14/42	3 month USD-LIBOR-BBA	2.795%	353,317
		1,581,000		41,964	6/20/22	2.183%	3 month USD-LIBOR-BBA	(47,632)
	Barclay’s Bank, PLC
		47,375,000	(E)	799,715	9/19/22	2.00%	3 month USD-LIBOR-BBA	(793,033)
		338,119,000	(E)	297,378	9/19/14	0.60%	3 month USD-LIBOR-BBA	(899,563)
		6,220,000	(E)	(18,784)	9/19/14	3 month USD-LIBOR-BBA	0.60%	3,234
		3,909,000	(E)	(52,576)	9/19/17	3 month USD-LIBOR-BBA	1.10%	(1,134)
		28,936,000	(E)	(497,488)	9/19/22	3 month USD-LIBOR-BBA	2.00%	475,340
		489,000	(E)	(51,736)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(10,484)
		10,553,092		(404,711)	7/27/22	3 month USD-LIBOR-BBA	3.5375%	1,515,749
		4,221,237		(163,362)	7/30/22	3 month USD-LIBOR-BBA	3.51%	593,348
		10,553,092		(404,711)	8/1/22	3 month USD-LIBOR-BBA	3.52%	1,494,529
		10,553,092		(407,877)	8/1/22	3 month USD-LIBOR-BBA	3.36%	1,332,222
		1,581,000		41,659	6/20/22	2.183%	3 month USD-LIBOR-BBA	(47,937)
	GBP	1,086,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(276,004)
	Citibank, N.A.
		$1,121,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	40,177
		8,087,000	(E)	8,742	9/19/17	1.10%	3 month USD-LIBOR-BBA	(97,683)
		7,388,000	(E)	43,589	9/19/17	3 month USD-LIBOR-BBA	1.10%	140,815
		23,344,000	(E)	278,248	9/19/22	2.00%	3 month USD-LIBOR-BBA	(506,577)
		7,550,000	(E)	710	9/19/14	0.60%	3 month USD-LIBOR-BBA	(26,017)
		32,220,000	(E)	(14,321)	9/19/14	3 month USD-LIBOR-BBA	0.6%	99,738
		29,247,000	(E)	(726,552)	9/19/22	3 month USD-LIBOR-BBA	2.00%	256,732
		908,000	(E)	(54,525)	9/19/42	3 month USD-LIBOR-BBA	2.75%	22,074
	Credit Suisse International
		92,743,000	(E)	(1,412,644)	9/19/22	3 month USD-LIBOR-BBA	2.00%	1,705,378
		90,725,000	(E)	(89,611)	9/19/14	3 month USD-LIBOR-BBA	0.60%	231,557
		42,442,000	(E)	(71,807)	9/19/17	3 month USD-LIBOR-BBA	1.10%	486,729
		5,155,000	(E)	(340,147)	9/19/42	3 month USD-LIBOR-BBA	2.75%	94,729
		153,256,300	(E)	1,649,001	9/19/22	2.00%	3 month USD-LIBOR-BBA	(3,504,848)
		9,555,000	(E)	444,770	9/19/42	2.75%	3 month USD-LIBOR-BBA	(361,290)
		46,927,000	(E)	28,297	9/19/14	0.60%	3 month USD-LIBOR-BBA	(137,824)
		74,509,000	(E)	(23,032)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(1,003,570)
		1,471,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	114,547
	Deutsche Bank AG
		567,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	19,930
		27,591,000	(E)	479,453	9/19/22	2.00%	3 month USD-LIBOR-BBA	(448,157)
		6,544,000	(E)	(168,514)	9/19/22	3 month USD-LIBOR-BBA	2.00%	51,494
		6,079,000	(E)	(5,350)	9/19/17	3 month USD-LIBOR-BBA	1.10%	74,650
	Goldman Sachs International
		1,917,000		(54,635)	7/18/22	3 month USD-LIBOR-BBA	2.215%	56,250
		1,614,000		45,158	7/23/22	2.1714%	3 month USD-LIBOR-BBA	(40,996)
		3,716,000	(E)	(6,912)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(20,066)
		657,000	(E)	769	9/19/14	3 month USD-LIBOR-BBA	0.60%	3,094
		37,993,000	(E)	381,119	9/19/22	2.00%	3 month USD-LIBOR-BBA	(896,205)
		10,784,000	(E)	(204,114)	9/19/22	3 month USD-LIBOR-BBA	2.00%	158,444
		6,683,000	(E)	18,085	9/19/17	1.10%	3 month USD-LIBOR-BBA	(69,865)
		12,515,000	(E)	(28,860)	9/19/17	3 month USD-LIBOR-BBA	1.10%	135,837
		835,000	(E)	46,009	9/19/42	2.75%	3 month USD-LIBOR-BBA	(24,432)
		3,909,000	(E)	(229,168)	9/19/42	3 month USD-LIBOR-BBA	2.75%	100,595
		15,455,000		(244,962)	7/16/22	3 month USD-LIBOR-BBA	2.11875%	510,023
		3,188,000		(47,820)	7/27/22	3 month USD-LIBOR-BBA	2.1825%	124,970
		15,660,600		—	2/22/14	1 month USD-FEDERAL FUNDS-H.15	0.1925%	25,154
		4,213,000		—	2/23/14	0.19625%	1 month USD-FEDERAL FUNDS-H.15	(6,932)
		11,447,600		—	3/20/14	0.277%	1 month USD-FEDERAL FUNDS-H.15	(31,676)
	GBP	1,086,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	139,607
	JPMorgan Chase Bank NA
		$39,219,600	(E)	233,583	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,084,979)
		1,815,000	(E)	1,561	9/19/17	1.10%	3 month USD-LIBOR-BBA	(22,325)
		138,514,000	(E)	(102,125)	9/19/14	3 month USD-LIBOR-BBA	0.60%	388,215
		33,326,000	(E)	(926,035)	9/19/22	3 month USD-LIBOR-BBA	2.00%	194,384
		488,000	(E)	44,730	9/19/42	2.75%	3 month USD-LIBOR-BBA	3,562
		1,474,000	(E)	(96,037)	9/19/42	3 month USD-LIBOR-BBA	2.75%	28,310
	CAD	1,460,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(48,001)
	JPY	24,900,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	19,056
	JPY	33,500,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(7,868)
	The Royal Bank of Scotland PLC
		$3,000	(E)	3	9/19/22	2.00%	3 month USD-LIBOR-BBA	(98)
	UBS AG
	CHF	25,006,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(164,666)

	Total							$418,155
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,644,795	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$2,925
	960,301	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,708
baskets	930,075	—	3/14/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	2,372,388
units	9,940	—	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(1,007,693)
units	8,656	—	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(1,201,530)
units	5,440	—	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(754,077)
Barclay’s Bank, PLC
	$594,102	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,533
	10,043	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	18
	1,852,192	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,851)
	4,191,648	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(26,819)
	2,745,912	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	39,438
	2,207,273	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	28,594
	10,750,298	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(68,783)
	724,409	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,384
	1,101,891	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	786
	724,409	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,384
	9,377,920	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(60,002)
	7,266,544	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	94,135
	2,717,653	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,939
	317,865	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	368
	113,575	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	67
	622,741	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,984)
	2,180,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(56,211)
	6,269,184	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(1,093)
	1,021,570	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(178)
	3,622,044	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	46,922
	10,612,338	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(67,900)
	6,447,575	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,599
	3,958,176	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,325)
	8,090,882	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	24,327
	7,347,883	29,851	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	36,447
	7,067,250	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	21,250
	1,509,510	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,539
	17,457,526	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	226,155
	4,263,145	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	55,227
	520,536	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,476
	1,688,678	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,254
	1,224,431	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17,586
Citibank, N.A.
	1,763,211	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,842
	862,046	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,167
baskets	290	—	2/13/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	1,238,018
baskets	319,371	—	6/18/13	3 month USD-LIBOR-BBA minus 1.00%	A basket (CGPUTS11) of common stocks	(133,844)
baskets	94	—	2/13/13	3 month USD-LIBOR-BBA plus 0.10%	A basket (CGPUTQL2) of common stocks	223,898
units	6,442	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(666,622)
units	2,755	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(288,939)
Credit Suisse International
	$1,448,817	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,769
	140,607	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	250
	289,356	—	2/11/13	(3 month USD-LIBOR-BBA minus 0.35%)	iShares MSCI Emerging Markets Index	(263,862)
	960,301	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,708
Deutsche Bank AG
	2,234,506	—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,014)
Goldman Sachs International
	823,021	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	488
	2,884,750	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,711
	2,225,656	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,320
	1,240,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	19,828
	930,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	13,917
	3,918,662	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,324
	141,380	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	251
	1,913,888	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,794
	581,743	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,035
	1,283,234	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,282
	3,264,536	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,887)
	1,226,289	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,846)
	2,234,506	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,014
	170,475	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	101
	5,510,719	33,581	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	38,528
	296,666	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	528
	4,471,858	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(28,612)
	209,763	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,342)
	559,293	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,578)
	1,331,905	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,369
	474,394	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	281
	3,161,573	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,875
UBS AG
	91,959	—	5/22/13	3 month USD-LIBOR-BBA plus 0.25%	MSCI Emerging Markets TR Net USD	(1,253,745)
baskets	390,904	—	5/22/13	(3 month USD-LIBOR-BBA plus 0.75%)	A basket (UBSEMBSK) of common stocks	497,730
shares	135,484	—	2/22/13	(3 month USD-LIBOR-BBA minus 0.20%)	iShares MSCI Emerging Markets Index	242,423

Total						$(547,837)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(3,383)	$380,000	12/20/19	(100 bp)	$77,517
	DJ CDX NA IG Series 18 Index	BBB+/P	307,156	25,685,000	6/20/17	100 bp	259,039
	DJ CDX NA IG Series 18 Index	BBB+/P	311,606	36,515,000	6/20/17	100 bp	243,201
	JPMorgan Chase Bank NA
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(309,385)	3,044,000	12/20/16	(100 bp)	(234,045)
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(226,510)	3,042,000	3/20/17	(100 bp)	(138,817)
	Republic of Austria, 4.65%, 1/5/18	—	(367,544)	7,611,000	12/20/16	(100 bp)	(371,149)

	Total						$(164,254)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $812,463,265.
(b)	The aggregate identified cost on a tax basis is $890,933,262, resulting in gross unrealized appreciation and depreciation of $67,006,664 and $20,648,311, respectively, or net unrealized appreciation of $46,358,353.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $393,392, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $51,723 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $394,918,237 and $345,530,301, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $548,536,731 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately 945,600,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 824,500,000 on written options contracts for the reporting period.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 2,500 on futures contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
The fund had an average contract amount of approximately $186,900,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $2,543,600,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
The fund had an average notional amount of approximately $101,700,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $13,279,885 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $16,790,967 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $16,905,229.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$6,173,889	$—	$—
Capital goods	9,517,321	—	—
Communication services	6,632,462	—	—
Conglomerates	3,932,913	—	—
Consumer cyclicals	26,687,680	—	—
Consumer staples	30,165,531	—	—
Energy	21,088,522	393,392	—
Financials	27,939,375	—	—
Health care	23,013,551	—	—
Technology	57,278,129	—	—
Transportation	4,380,092	—	—
Utilities and power	7,692,237	—	—
Total common stocks	224,501,702	393,392	—
Asset-backed securities	—	883,355	—
Commodity linked notes	—	22,945,746	—
Corporate bonds and notes	—	127,730,867	—
Foreign government and agency bonds and notes	—	8,584,843	—
Investment Companies	8,270,972	—	—
Mortgage-backed securities	—	88,421,307	—
Purchased options outstanding	—	54,188,061	—
Senior loans	—	70,454,242	—
U.S. Government and Agency Mortgage Obligations	—	68,344,843	—
Short-term investments	113,040,923	149,531,362	—

Totals by level	$345,813,597	$591,478,018	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$740,801	$—
Futures contracts	(516,350)	—	—
Written options	—	(49,032,779)	—
TBA sale commitments	—	(17,871,640)	—
Interest rate swap contracts	—	2,382,028	—
Total return swap contracts	—	(611,269)	—
Credit default contracts	—	123,806	—

Totals by level	$(516,350)	$(64,269,053)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$243,933	$120,127
Foreign exchange contracts	1,447,776	706,975
Equity contracts	8,352,599	8,484,972
Interest rate contracts	72,570,158	66,028,094

Total	$82,614,466	$75,340,168

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
7/31/12 (Unaudited)

COMMON STOCKS (30.7%)(a)
			Shares	Value

Basic materials (0.8%)

Allied Nevada Gold Corp.(NON)			10,000	$258,500

Bemis Co., Inc.			11,200	344,400

FMC Corp.			11,400	623,580

International Flavors & Fragrances, Inc.			7,477	416,768

Newmont Mining Corp.			21,598	960,463

PPG Industries, Inc.			9,212	1,008,345

Royal Gold, Inc.			5,700	431,376

Sherwin-Williams Co. (The)			6,382	857,422

Sigma-Aldrich Corp.			8,781	607,645

Valspar Corp.			9,252	464,450

				5,972,949
Capital goods (1.3%)

Ball Corp.			13,648	567,211

Covanta Holding Corp.			21,061	361,828

General Dynamics Corp.			20,300	1,287,831

Lockheed Martin Corp.			16,223	1,448,226

Northrop Grumman Corp.			18,952	1,254,622

Raytheon Co.			24,316	1,349,051

Republic Services, Inc.			28,000	810,040

Roper Industries, Inc.			8,738	868,994

Stericycle, Inc.(NON)			8,300	770,655

Waste Connections, Inc.			15,200	467,704

				9,186,162
Communication services (0.9%)

American Tower Corp. Class A(R)			14,498	1,048,350

AT&T, Inc.			33,100	1,255,152

IAC/InterActiveCorp.			12,427	653,784

Verizon Communications, Inc.			69,266	3,126,666

Windstream Corp.			32,100	319,716

				6,403,668
Conglomerates (0.5%)

AMETEK, Inc.			23,443	726,733

Danaher Corp.			30,900	1,631,829

General Electric Co.			69,400	1,440,050

				3,798,612
Consumer cyclicals (3.6%)

Advance Auto Parts, Inc.			5,010	351,452

Amazon.com, Inc.(NON)			11,187	2,609,926

AutoZone, Inc.(NON)			1,575	590,987

Bed Bath & Beyond, Inc.(NON)			12,200	743,590

Big Lots, Inc.(NON)			6,209	251,527

Cintas Corp.			14,178	561,874

Discovery Communications, Inc. Class A(NON)			14,522	735,249

Dollar General Corp.(NON)			8,300	423,383

Dollar Tree, Inc.(NON)			13,742	691,772

Dun & Bradstreet Corp. (The)			6,300	505,197

Ecolab, Inc.			15,890	1,040,001

Equifax, Inc.			14,251	667,517

Expedia, Inc.			8,728	497,409

Home Depot, Inc. (The)			47,600	2,483,767

Kimberly-Clark Corp.			26,973	2,344,223

Kohl's Corp.			13,500	671,220

McGraw-Hill Cos., Inc. (The)			15,575	731,402

Moody's Corp.			20,323	823,691

MSC Industrial Direct Co., Inc. Class A			6,105	419,597

O'Reilly Automotive, Inc.(NON)			7,200	617,328

Omnicom Group, Inc.			14,345	719,832

PetSmart, Inc.			7,995	528,549

Priceline.com, Inc.(NON)			1,989	1,316,201

Ross Stores, Inc.			12,500	830,500

Scotts Miracle-Gro Co. (The) Class A			5,688	226,951

Scripps Networks Interactive Class A			7,500	403,875

Target Corp.			24,954	1,513,460

Towers Watson & Co. Class A			7,600	445,588

Tupperware Brands Corp.			5,065	265,507

Verisk Analytics, Inc. Class A(NON)			13,974	702,194

Viacom, Inc. Class B			22,444	1,048,359

				25,762,128
Consumer staples (4.2%)

Altria Group, Inc.			97,400	3,503,478

Brinker International, Inc.			8,737	283,166

Church & Dwight Co., Inc.			19,500	1,123,395

Coca-Cola Co. (The)			6,200	500,960

ConAgra Foods, Inc.			44,100	1,088,829

Dr. Pepper Snapple Group, Inc.			26,900	1,226,102

Herbalife, Ltd.			118,119	6,483,551

Kroger Co. (The)			55,700	1,234,869

Lorillard, Inc.			11,629	1,495,955

McDonald's Corp.			28,100	2,511,016

Panera Bread Co. Class A(NON)			2,302	362,542

Philip Morris International, Inc.			49,233	4,501,865

Procter & Gamble Co. (The)			16,400	1,058,456

Reynolds American, Inc.			32,400	1,499,148

Starbucks Corp.			27,616	1,250,452

W.W. Grainger, Inc.			4,549	931,772

Yum! Brands, Inc.			17,978	1,165,694

				30,221,250
Energy (2.9%)

Chevron Corp.			47,469	5,201,652

ConocoPhillips			45,400	2,471,576

Deepocean Group (Shell) (acquired 6/9/11, cost $415,063) (Norway)(RES)			28,574	457,184

Exxon Mobil Corp.			91,892	7,980,820

FMC Technologies, Inc.(NON)			20,877	941,970

HollyFrontier Corp.			23,688	885,694

Marathon Oil Corp.			43,000	1,138,210

Murphy Oil Corp.			16,608	891,185

Phillips 66(NON)			22,700	853,520

				20,821,811
Financials (3.8%)

ACE, Ltd.			26,480	1,946,280

Allied World Assurance Co. Holdings AG			12,282	926,431

American Express Co.			49,700	2,868,187

Arch Capital Group, Ltd.(NON)			31,212	1,211,026

AvalonBay Communities, Inc.(R)			4,500	661,905

Bank of Hawaii Corp.			9,896	462,242

Berkshire Hathaway, Inc. Class B(NON)			24,005	2,036,584

Chubb Corp. (The)			16,729	1,216,031

Commerce Bancshares, Inc.			13,900	547,382

Digital Realty Trust, Inc.(R)			5,705	445,389

Discover Financial Services			41,400	1,488,744

Equity Residential Trust(R)			12,500	791,375

Essex Property Trust, Inc.(R)			2,300	361,928

Everest Re Group, Ltd.			11,739	1,193,856

Federal Realty Investment Trust(R)			3,789	411,713

JPMorgan Chase & Co.			16,600	597,600

M&T Bank Corp.			13,069	1,121,843

Nasdaq OMX Group, Inc. (The)			19,300	438,110

Northern Trust Corp.			20,300	921,620

People's United Financial, Inc.			54,267	621,900

Public Storage(R)			5,600	834,120

Rayonier, Inc.(R)			7,838	373,794

Realty Income Corp.(R)			8,876	365,691

RenaissanceRe Holdings, Ltd.			13,750	1,017,363

Simon Property Group, Inc.(R)			9,400	1,508,606

Validus Holdings, Ltd.			26,217	852,839

W.R. Berkley Corp.			29,461	1,079,156

Wells Fargo & Co.			20,300	686,343

				26,988,058
Health care (3.1%)

Abbott Laboratories			41,370	2,743,245

Aetna, Inc.			21,200	764,472

AmerisourceBergen Corp.			18,731	743,621

Amgen, Inc.			24,200	1,998,920

Biogen Idec, Inc.(NON)			8,808	1,284,471

Bristol-Myers Squibb Co.			51,600	1,836,960

C.R. Bard, Inc.			6,605	642,402

Cardinal Health, Inc.			21,001	904,933

Eli Lilly & Co.			34,000	1,497,020

Forest Laboratories, Inc.(NON)			15,071	505,632

Gilead Sciences, Inc.(NON)			27,100	1,472,343

Humana, Inc.			10,200	628,320

Johnson & Johnson			15,200	1,052,144

McKesson Corp.			13,478	1,222,859

Merck & Co., Inc.			4,500	198,765

Perrigo Co.			4,654	530,649

Pfizer, Inc.			38,800	932,752

ResMed, Inc.(NON)			15,400	486,024

UnitedHealth Group, Inc.			39,900	2,038,491

Ventas, Inc.(R)			11,300	759,925

				22,243,948
Technology (8.0%)

Accenture PLC Class A			29,723	1,792,297

Altera Corp.			30,800	1,091,860

Analog Devices, Inc.			29,608	1,157,081

Apple, Inc.(NON)			44,554	27,211,801

Avago Technologies, Ltd. (Singapore)			25,653	949,161

BMC Software, Inc.(NON)			18,906	748,678

Cisco Systems, Inc.			183,300	2,923,635

Google, Inc. Class A(NON)			6,888	4,359,897

IBM Corp.			26,974	5,286,365

Intel Corp.			18,200	467,740

Intuit, Inc.			19,542	1,133,827

KLA-Tencor Corp.			20,386	1,037,851

L-3 Communications Holdings, Inc.			10,198	722,936

Lam Research Corp.(NON)			20,579	708,123

Maxim Integrated Products, Inc.			35,800	974,834

Microchip Technology, Inc.			25,700	857,866

Microsoft Corp.			167,789	4,944,742

Xilinx, Inc.			29,000	939,600

				57,308,294
Transportation (0.6%)

Copa Holdings SA Class A (Panama)			5,411	419,515

J. B. Hunt Transport Services, Inc.			11,122	611,932

Southwest Airlines Co.			78,760	723,804

United Parcel Service, Inc. Class B			32,627	2,466,927

				4,222,178
Utilities and power (1.0%)

CMS Energy Corp.			26,200	646,092

DTE Energy Co.			14,206	871,822

Entergy Corp.			13,380	972,325

ITC Holdings Corp.			6,200	459,978

Kinder Morgan, Inc.			24,000	859,440

PG&E Corp.			26,100	1,204,776

Pinnacle West Capital Corp.			11,866	635,306

Spectra Energy Corp.			43,075	1,321,972

Westar Energy, Inc.			15,293	467,354

				7,439,065

Total common stocks (cost $183,544,193)				$220,368,123

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.7%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (10.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, TBA, August 1, 2042			$17,000,000	$18,002,070

Federal National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, August 1, 2042			11,000,000	11,671,172
3s, TBA, September 1, 2042			10,000,000	10,375,781
3s, TBA, August 1, 2042			35,000,000	36,410,938

				76,459,961

Total U.S. government and agency mortgage obligations (cost $76,033,243)				$76,459,961

CORPORATE BONDS AND NOTES (13.6%)(a)
			Principal amount	Value

Basic materials (0.9%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			$196,000	$216,374

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)			85,000	87,871

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 5 1/2s, 2014 (Australia)			196,000	212,364

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015			325,000	363,520

E.I. du Pont de Nemours & Co. sr. unsec. unsub. notes 3 1/4s, 2015			263,000	280,074

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			750,000	765,000

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.967s, 2014			750,000	712,500

Momentive Performance Materials, Inc. company guaranty sr. notes 12 1/2s, 2014			165,000	172,013

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			265,000	369,081

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 1.94s, 2015 (Germany)		EUR	150,000	179,870

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$1,410,000	1,424,100

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			500,000	509,375

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			220,000	228,250

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			230,000	263,687

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A company guaranty sr. notes 11 3/4s, 2019			500,000	397,500

				6,181,579
Capital goods (0.4%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			1,146,000	1,223,355

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			115,000	137,177

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015			148,000	159,008

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014			359,000	389,865

Deere & Co. sr. unsec. notes 6.95s, 2014			148,000	164,212

General Cable Corp. company guaranty sr. unsec. unsub. notes FRN 2.836s, 2015			125,000	117,188

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			405,000	376,650

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 3/4s, 2016			200,000	210,000

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015			263,000	292,869

				3,070,324
Communication services (2.2%)

America Movil SAB de CV company guaranty unsec. unsub. notes 5 1/2s, 2014 (Mexico)			196,000	209,550

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015			1,501,000	1,581,485

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			270,000	294,638

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes 5.55s, 2014			263,000	281,240

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			400,000	376,000

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			250,000	236,250

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			655,000	792,414

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			963,000	1,020,780

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Germany)			263,000	299,456

DISH DBS Corp. company guaranty 7 1/8s, 2016			255,000	281,456

DISH DBS Corp. company guaranty 7s, 2013			220,000	231,825

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			130,000	140,400

Level 3 Financing, Inc. 144A company guaranty FRN 4.506s, 2015			2,100,000	2,058,000

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			1,400,000	1,440,250

Nextel Communications, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2014			805,000	807,013

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			740,000	743,700

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			725,000	784,813

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017			290,000	332,521

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			127,000	135,128

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			120,000	121,500

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)			297,000	296,258

Telefonica Emisones SAU company guaranty 6.421s, 2016 (Spain)			140,000	139,180

Telefonica Emisones SAU company guaranty sr. unsec. notes 4.949s, 2015 (Spain)			185,000	181,374

Time Warner Cable, Inc. company guaranty sr. unsec. notes 5.85s, 2017			555,000	658,233

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			560,000	593,059

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016			846,000	981,640

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017 (United Kingdom)			297,000	352,363

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	235,000	249,520

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$420,000	373,800

				15,993,846
Consumer cyclicals (1.7%)

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			1,000,000	850,000

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			1,445,000	1,564,213

Daimler Finance North America, LLC company guaranty 6 1/2s, 2013 (Germany)			163,000	174,860

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			657,000	751,444

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			163,000	188,598

Interpublic Group of Companies, Inc. (The) sr. unsec. notes 6 1/4s, 2014			234,000	253,598

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			135,000	145,800

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			200,000	224,250

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			1,559,000	1,623,309

MGM Resorts International sr. notes 10 3/8s, 2014			190,000	215,650

News America, Inc. sr. unsec. notes company guaranty 4 1/2s, 2021			263,000	301,453

Owens Corning company guaranty sr. unsec. notes 9s, 2019			$275,000	349,938

QVC, Inc. 144A sr. notes 7 1/8s, 2017			570,000	604,724

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			200,000	214,750

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			500,000	483,750

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Germany)			395,000	418,700

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			563,000	609,448

Target Corp. sr. unsec. notes 5 3/8s, 2017			263,000	314,199

Time Warner, Inc. company guaranty sr. unsec. notes 5 7/8s, 2016			426,000	503,866

Toys “R” Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			1,000,000	1,042,510

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			580,000	422,675

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014			622,000	653,269

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			162,000	171,315

				12,082,319
Consumer staples (0.9%)

Altria Group, Inc. company guaranty sr. unsec. notes 4 1/8s, 2015			387,000	423,388

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4 1/8s, 2015			359,000	388,449

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016			163,000	169,546

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			590,000	674,075

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			320,000	346,800

CVS Corp. sr. unsec. notes 5 3/4s, 2017			230,000	275,034

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2017 (United Kingdom)			196,000	238,820

Dole Food Co. 144A sr. notes 8s, 2016			200,000	209,000

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	750,000	991,761

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016			$622,000	681,723

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017			163,000	195,474

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015			459,000	485,136

Philip Morris International, Inc. sr. unsec. unsub. notes 5.65s, 2018			196,000	240,584

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015			263,000	282,423

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			300,000	320,250

Service Corporation International sr. notes 7s, 2017			185,000	210,438

Service Corporation International sr. unsec. notes 7 3/8s, 2014			195,000	214,500

				6,347,401
Energy (1.4%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			170,000	196,685

BP Capital Markets PLC company guaranty sr. unsec. notes 3 7/8s, 2015 (United Kingdom)			148,000	159,579

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			115,000	134,751

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			500,000	537,500

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			685,000	678,150

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015			521,000	572,546

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes 5.8s, 2014 (Canada)			230,000	247,544

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014			1,035,000	1,081,575

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			$500,000	561,635

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			110,000	110,275

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			175,000	185,938

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			750,000	825,000

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			910,000	1,001,000

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			555,000	610,500

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,805,000	1,575,621

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			500,000	475,000

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			280,000	269,500

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			459,000	492,830

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017			196,000	243,876

				9,959,505
Financials (3.6%)

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014			196,000	212,948

American Express Credit Corp. sr. unsec. unsub. notes 5 1/8s, 2014			588,000	640,273

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.45s, 2017			325,000	357,730

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			2,085,000	2,301,832

Bank of New York Mellon Corp. (The) sr. unsec. unsub notes 1.969s, 2017			265,000	272,193

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014 (United Kingdom)			359,000	379,728

BB&T Corp. unsec. sub. notes 5.2s, 2015			196,000	217,195

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015			717,000	764,900

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017			263,000	318,516

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			650,000	733,688

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			900,000	952,875

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			705,000	805,171

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014			818,000	872,659

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)			359,000	415,833

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			480,000	495,000

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			180,000	206,100

General Electric Capital Corp. sr. unsec. unsub. notes 6s, 2019			2,050,000	2,470,758

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017			1,597,000	1,802,251

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			645,000	706,275

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			435,000	485,049

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			700,000	735,875

Jefferies Group, Inc. sr. unsec. notes 3 7/8s, 2015			1,500,000	1,492,500

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015			1,759,000	1,853,569

MetLife, Inc. sr. unsec. 6 3/4s, 2016			263,000	310,969

PNC Funding Corp. bank guaranty sr. unsec. notes 3 5/8s, 2015			167,000	178,545

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN, 4 3/4s, 2015			325,000	355,116

Simon Property Group LP sr. unsec. unsub notes 3 3/8s, 2022(R)			230,000	240,058

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			230,000	262,200

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015			250,000	261,457

US Bancorp sr. unsec. unsub. notes 2.45s, 2015			263,000	276,146

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			250,000	285,525

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	527,630

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,500,000	1,605,000

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017			1,334,000	1,583,844

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015 (Australia)			230,000	241,617

				25,621,025
Health care (1.0%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			297,000	351,993

Amgen, Inc. sr. unsec. notes 5.85s, 2017			196,000	232,672

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			196,000	239,108

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			175,000	193,536

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	445,000	569,194

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$525,000	605,719

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. notes 4 3/8s, 2014			263,000	280,837

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			50,000	56,344

HCA, Inc. sr. notes 6 1/2s, 2020			665,000	743,138

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			1,390,000	1,435,175

Merck & Co., Inc. sr. unsec. notes 4s, 2015			297,000	326,612

Novartis Capital Corp. company guaranty sr. unsec. notes 2.9s, 2015			263,000	280,061

Pfizer, Inc. sr. unsec. notes 5.35s, 2015			622,000	698,760

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	723,188

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			80,000	90,700

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			196,000	242,230

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016			93,000	104,284

				7,173,551
Technology (0.5%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			740,000	734,450

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			330,000	323,400

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016			297,000	347,009

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			263,000	282,111

IBM Corp. sr. unsec. notes 5.7s, 2017			392,000	479,958

Oracle Corp. sr. unsec. notes 5 1/4s, 2016			359,000	413,956

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 10 1/4s, 2015			1,085,000	1,110,769

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			230,000	244,260

				3,935,913
Transportation (—%)

United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014			196,000	207,706

				207,706
Utilities and power (1.0%)

AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016			150,000	180,375

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,000,000	1,162,500

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038			111,000	154,682

Calpine Corp. 144A sr. notes 7 1/4s, 2017			350,000	378,875

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019			160,000	193,523

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			93,000	122,314

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			510,000	612,629

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014			510,000	551,037

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			1,000,000	585,000

El Paso Corp. sr. unsec. notes 7s, 2017			465,000	532,809

El Paso, LLC sr. unsec. notes Ser. GMTN, 7 3/8s, 2012			26,000	26,496

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017			230,000	276,911

Exelon Corp. sr. unsec. notes 4.9s, 2015			488,000	533,800

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031			130,000	171,784

FPL Group Capital, Inc. company guaranty sr. unsec. notes 7 7/8s, 2015			163,000	196,449

Kinder Morgan Energy Partners LP notes 6s, 2017			263,000	305,582

National Rural Utilities Cooperative Finance Corp. sr. bonds 10 3/8s, 2018			134,000	195,162

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018			185,000	253,503

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014			130,000	138,613

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015			196,000	215,376

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019			125,000	171,987

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s, 2018 (Canada)			230,000	290,383

				7,249,790

Total corporate bonds and notes (cost $95,030,300)				$97,822,959

MORTGAGE-BACKED SECURITIES (11.2%)(a)
			Principal amount	Value

American Home Mortgage Assets Ser. 07-5, Class XP, PO, zero %, 2047			$3,821,232	$385,706

Banc of America Commercial Mortgage, Inc.
Ser. 06-6, Class A2, 5.309s, 2045			720,158	736,756
Ser. 07-1, Class XW, IO, 0.292s, 2049			3,967,302	39,502

Banc of America Commercial Mortgage, Inc. 144A
FRB Ser. 05-2, Class E, 5.32s, 2043(F)			410,000	397,185
Ser. 04-2, Class G, 5.239s, 2038(F)			1,000,000	970,172
Ser. 04-2, Class F, 4.992s, 2038(F)			650,000	634,174
Ser. 04-4, Class XC, IO, 0.863s, 2042			4,177,459	48,972
Ser. 02-PB2, Class XC, IO, 0.477s, 2035			2,183,671	1,208

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.792s, 2046			12,744,572	541,644
Ser. 09-RR7, Class 2A7, IO, 1.579s, 2047			30,086,694	1,251,606
Ser. 09-RR7, Class 2A1, IO, 0 3/4s, 2047			32,553,046	830,103
Ser. 09-RR7, Class 1A1, IO, 0 3/4s, 2046			32,729,157	834,594

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 05-PWR7, Class C, 5.235s, 2041			489,000	440,776

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 04-PWR5, Class E, 5.222s, 2042			654,000	657,747

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			5,772,730	151,246
Ser. 07-AR5, Class 1X2, IO, 0 1/2s, 2047			3,512,706	74,821
Ser. 06-AR5, Class 1X, IO, 0 1/2s, 2046			7,627,339	144,919
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			4,009,794	56,538

CFCRE Commercial Mortgage Trust 144A Ser. 11-C1, Class XA, IO, 1.483s, 2044(F)			7,757,612	543,941

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3, Class 1A2A, 5.621s, 2036			1,420,994	1,270,198

Commercial Mortgage Pass-Through Certificates
FRB Ser. 04-LB3A, Class E, 5.358s, 2037(F)			693,000	666,651
Ser. 05-C6, Class AJ, 5.209s, 2044			1,250,000	1,240,002

Commercial Mortgage Pass-Through Certificates 144A FRB Ser. 05-LP5, Class E, 5.199s, 2043			1,215,000	1,174,358

Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, 0.577s, 2035			2,469,267	1,432,175
FRB Ser. 05-36, Class 2A1A, 0.556s, 2035			3,304,763	1,784,572
FRB Ser. 06-OA6, Class 1A1A, 0.456s, 2046			2,681,087	1,555,030
FRB Ser. 07-OH1, Class A1B, 0.446s, 2047			3,000,000	1,755,000
FRB Ser. 06-OA21, Class A1, 0.437s, 2047			1,370,665	719,599
FRB Ser. 06-OA16, Class A1C, 0.436s, 2046			1,610,652	1,280,469
FRB Ser. 07-OA3, Class 1A1, 0.386s, 2047			2,675,615	1,765,906

Countrywide Home Loans FRB Ser. 06-OA5, Class 1A1, 0.446s, 2046			828,354	521,863

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.772s, 2039			278,595	280,159

CS First Boston Mortgage Securities Corp.
Ser. 02-CP5, Class E, 5.339s, 2035			525,000	527,153
Ser. 05-C5, Class AJ, 5.1s, 2038(F)			225,000	221,981

CS First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.761s, 2038			7,813,346	53,146

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			733,189	718,525

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.31s, 2034			647,246	911,477
IFB Ser. 3859, Class SG, IO, 6.458s, 2039			8,333,946	1,041,077
IFB Ser. 3727, Class PS, IO, 6.451s, 2038			4,024,796	422,878
IFB Ser. 3856, Class PS, IO, 6.351s, 2040			1,452,544	225,586
IFB Ser. 3803, Class SP, IO, 6.351s, 2038			2,602,720	299,313
IFB Ser. 3861, Class PS, IO, 6.351s, 2037			1,663,505	274,578
IFB Ser. 3708, Class SQ, IO, 6.301s, 2040			8,770,987	1,261,531
IFB Ser. 3907, Class KS, IO, 6.301s, 2040			3,080,693	500,700
IFB Ser. 3708, Class SA, IO, 6.201s, 2040			14,192,090	2,001,227
IFB Ser. 3934, Class SA, IO, 6.151s, 2041			683,072	120,016
IFB Ser. 3116, Class AS, IO, 5.851s, 2034			2,648,992	231,297
IFB Ser. 3852, Class NT, 5.751s, 2041			3,118,883	3,402,858
IFB Ser. 3752, Class PS, IO, 5.751s, 2040			3,017,783	512,027
Ser. 3687, Class CI, IO, 5s, 2038			3,003,463	383,632
Ser. 3632, Class CI, IO, 5s, 2038			624,971	39,211
Ser. 3626, Class DI, IO, 5s, 2037			390,617	14,488
Ser. 268, Class S3, IO, 4 1/2s, 2042(FWC)			1,137,000	305,626
Ser. 3747, Class HI, IO, 4 1/2s, 2037			393,850	38,671
Ser. 3738, Class MI, IO, 4s, 2034			29,567,619	1,770,886
Ser. 3748, Class NI, IO, 4s, 2034			1,893,396	116,179
Ser. 3736, Class QI, IO, 4s, 2034			633,058	25,322
Ser. 3751, Class MI, IO, 4s, 2034			510,972	14,236
Ser. 4098, Class PI, IO, 2s, 2042(F)(FWC)			3,314,000	556,253
Ser. T-8, Class A9, IO, 0.303s, 2028			271,033	3,388
Ser. T-59, Class 1AX, IO, 0.276s, 2043			627,699	5,492
Ser. T-48, Class A2, IO, 0.212s, 2033			902,605	5,641
FRB Ser. T-54, Class 2A, IO, zero %, 2043			364,027	57

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.274s, 2035			94,698	175,519
IFB Ser. 05-122, Class SE, 22.238s, 2035			374,596	568,484
IFB Ser. 11-4, Class CS, 12.41s, 2040			2,543,514	2,925,041
IFB Ser. 12-75, Class SK, IO, 6.404s, 2041			3,294,530	710,992
IFB Ser. 12-75, Class KS, IO, 6.304s, 2042			2,303,000	439,274
IFB Ser. 11-67, Class BS, IO, 6.254s, 2041			6,623,199	1,167,670
IFB Ser. 404, Class S13, IO, 6.154s, 2040			221,771	30,687
IFB Ser. 10-35, Class SG, IO, 6.154s, 2040			4,967,398	800,894
Ser. 397, Class 2, IO, 5s, 2039			147,628	20,460
Ser. 398, Class C5, IO, 5s, 2039			1,007,088	82,455
Ser. 10-13, Class EI, IO, 5s, 2038			852,744	41,025
Ser. 12-30, Class PI, IO, 4s, 2042			8,462,801	1,219,320
Ser. 406, Class 2, IO, 4s, 2041			601,993	71,675
Ser. 406, Class 1, IO, 4s, 2041			309,130	39,028
Ser. 409, Class C16, IO, 4s, 2040			1,413,005	186,063
Ser. 03-W10, Class 1, IO, 1.421s, 2043			406,071	18,654
Ser. 98-W5, Class X, IO, 0.123s, 2028			497,537	20,368
Ser. 98-W2, Class X, IO, 0.059s, 2028			1,723,787	75,954
Ser. 03-W1, Class 2A, IO, zero %, 2042			778,136	61
Ser. 08-36, Class OV, PO, zero %, 2036			50,169	44,964
FRB Ser. 06-104, Class EK, zero %, 2036			7,346	7,295

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 04-C1, Class G, 5.157s, 2038(F)			567,000	530,997

GMAC Commercial Mortgage Securities, Inc. FRB Ser. 03-C2, Class E, 5.473s, 2040(F)			2,310,000	2,335,394

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.453s, 2038			1,568,267	205,835
IFB Ser. 11-61, Class CS, IO, 6.433s, 2035			11,938,400	1,768,376
IFB Ser. 10-85, Class SD, IO, 6.403s, 2038			1,195,578	186,307
IFB Ser. 11-37, Class SD, IO, 6.403s, 2038			2,017,685	262,930
IFB Ser. 10-120, Class SB, IO, 5.956s, 2035			638,338	59,634
IFB Ser. 10-20, Class SC, IO, 5.903s, 2040			145,281	24,095
IFB Ser. 10-61, Class SJ, IO, 5.801s, 2040			1,325,548	248,023
IFB Ser. 11-70, Class SN, IO, 5.651s, 2041			1,610,000	452,442
IFB Ser. 11-70, Class SH, IO, 5.641s, 2041			1,892,718	539,235
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			389,802	67,124
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			9,496,057	1,139,527
Ser. 12-8, Class PI, IO, 4s, 2041			4,981,949	741,065
Ser. 10-158, Class EI, IO, 4s, 2025			4,244,881	424,191

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			3,976,600	150,315

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			263,000	232,229

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1, Class G, 4.773s, 2035			311,000	306,608

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.564s, 2027			131,667	1,713
Ser. 98-2, IO, 0.412s, 2027			73,320	6
Ser. 98-3, IO, 0.393s, 2027			89,179	1,662
Ser. 98-4, IO, zero %, 2026			105,809	3,459

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1, 0.426s, 2037			4,224,278	2,370,876

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR35, Class 2A1A, 0.416s, 2037			697,461	384,380

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-LD12, Class A2, 5.827s, 2051			401,280	404,812
FRB Ser. 04-CB9, Class B, 5.668s, 2041(F)			800,000	780,600
Ser. 02-C3, Class D, 5.314s, 2035			351,000	356,441
Ser. 03-C1, Class D, 5.192s, 2037			6,183,000	6,231,381
FRB Ser. 02-C2, Class E, 5.141s, 2034			376,000	375,831
FRB Ser. 05-LDP3, Class AJ, 5.001s, 2042			776,000	769,773
FRB Ser. 05-LDP2, Class C, 4.911s, 2042(F)			250,000	215,900
Ser. 04-CB8, Class B, 4 1/2s, 2039			708,000	690,300

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.516s, 2040			242,824	230,683

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032			16,152	16,144
Ser. 07-C2, Class XW, IO, 0 1/2s, 2040			2,634,838	52,589

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO, IO, 0.8s, 2047			2,760,195	79,494

Merrill Lynch Mortgage Trust Ser. 06-C2, Class AJ, 5.802s, 2043			496,000	399,280

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A Ser. 06-4, Class XC, IO, 0.197s, 2049(F)			54,809,538	712,572

Morgan Stanley Capital I 144A Ser. 12-C4, Class XA, IO, 2.706s, 2045(F)			3,982,100	594,706

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			177,000	185,160

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			1,700,000	1,745,627

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			7,848,826	289,622
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			2,728,955	58,673
FRB Ser. 06-AR8, Class A1A, 0.446s, 2036			1,869,429	1,046,880
Ser. 06-AR8, Class X, IO, 0.4s, 2036			11,953,705	160,180

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.005s, 2045			1,042,983	187,737

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR15, Class 1A, 0.987s, 2046			746,653	541,323
FRB Ser. 05-AR11, Class A1C3, 0.756s, 2045			1,716,461	1,047,041
FRB Ser. 05-AR11, Class A1C4, 0.686s, 2045			1,037,721	633,010
FRB Ser. 05-AR17, Class A1C4, 0.646s, 2045			3,255,847	1,505,829

Total mortgage-backed securities (cost $80,067,099)				$80,585,938

PURCHASED OPTIONS OUTSTANDING (9.5%)(a)
	Expiration date/		Contract
	strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-12/100.00		152,100	26,593

SPDR S&P 500 ETF Trust (Put)	Jan-13/110.00		83,466	128,365

SPDR S&P 500 ETF Trust (Put)	Apr-13/117.00		141,593	588,595

SPDR S&P 500 ETF Trust (Put)	Aug-12/121.00		117,974	6,766

SPDR S&P 500 ETF Trust (Put)	Feb-13/115.00		117,974	298,808

SPDR S&P 500 ETF Trust (Put)	Jul-13/$115.00		121,567	639,515

SPDR S&P 500 ETF Trust (Put)	Nov-12/99.00		105,301	33,558

SPDR S&P 500 ETF Trust (Put)	Sep-12/125.00		116,203	94,973

SPDR S&P 500 ETF Trust (Put)	Mar-13/116.00		116,203	383,970

SPDR S&P 500 ETF Trust (Put)	May-13/108.00		129,078	390,520

SPDR S&P 500 ETF Trust (Put)	Dec-12/102.00		137,607	95,767

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00		144,323	547,225

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		30,843,000	955,208

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042		1,792,000	71,447

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		11,143,000	555,256

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		2,246,000	129,909

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		2,246,000	22

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		55,602,200	5,819,882

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		55,602,200	56

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		39,821,400	4,634,415

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		39,821,400	40

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		15,702,947	2,601,978

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		15,702,947	16

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		6,636,700	2,681,227

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		6,636,700	187,221

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		6,636,700	2,794,051

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		6,636,700	173,749

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/3.625		$10,272,000	$1,284,000

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/3.625		10,272,000	338,976

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		21,329,000	2,187,673

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		21,329,000	2,157,642

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		21,329,000	240,804

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		21,329,000	234,491

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		36,444,000	6,124,378

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		36,444,000	841,528

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		4,286,000	111,136

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		4,286,000	115,636

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375		1,792,000	83,256

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27		5,413,000	310,057

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		2,246,000	138,982

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		2,246,000	8,827

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675		5,413,000	354,173

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		3,313,000	402,563

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		3,313,000	44,162

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		4,286,000	118,422

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		19,381,000	3,827,224

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		19,381,000	360,487

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		17,071,477	3,502,418

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		17,071,477	293,356

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		33,500,000	4,295,236

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		33,500,000	4,230,045

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		33,500,000	265,655

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		33,500,000	257,481

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		35,636,000	4,512,943

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		35,636,000	283,306

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		8,811,657	1,163,139

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		8,811,657	70,493

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77		1,518,000	200,376

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77		1,518,000	11,264

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11		21,860,000	145,653

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		4,286,000	101,192

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		4,286,000	106,421

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125		1,792,000	80,174

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475		5,413,000	302,803

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		2,246,000	136,310

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		2,246,000	5,795

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375		5,413,000	347,569

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085		1,792,000	76,375

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		11,143,000	578,099

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225		5,413,000	295,225

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		2,246,000	133,367

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		2,246,000	3,010

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175		5,413,000	339,503

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064		1,792,000	73,490

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		11,143,000	562,276

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		2,246,000	131,436

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		2,246,000	1,033

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		3,313,000	364,596

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		3,313,000	6,560

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		12,294,000	1,999,090

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		12,294,000	227,894

Total purchased options outstanding (cost $59,822,601)				$68,227,132

SENIOR LOANS (6.3%)(a)(c)
			Principal amount	Value

Basic materials (0.4%)

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (United Kingdom)			$748,125	$722,292

Momentive Performance Materials, Inc. bank term loan FRN Ser. B3, 3 3/4s, 2015			748,125	708,536

Novelis, Inc. bank term loan FRN Ser. B, 4s, 2017			280,725	278,409

Styron Corp. bank term loan FRN 6s, 2017			363,482	337,811

Tube City IMS Corp. bank term loan FRN Ser. B, 5 3/4s, 2019			663,338	663,338

				2,710,386
Capital goods (0.7%)

Generac Power Systems, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			1,000,000	1,005,000

Husky Injection Molding Systems, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (Canada)			464,368	465,877

Kloeckner Pentaplast GmbH & Co. KG bank term loan FRN Ser. B, 6 3/4s, 2016 (Germany)			375,000	375,000

Rexnord Corp. bank term loan FRN Ser. B, 5s, 2018			736,300	740,212

Reynolds Group Holdings, Inc. bank term loan FRN Ser. C, 6 1/2s, 2018			368,173	372,028

Reynolds Group Holdings, Inc. bank term loan FRN Ser. E, 6 1/2s, 2018			488,411	492,752

SRAM Corp. bank term loan FRN 8 1/2s, 2018			595,000	597,975

SRAM Corp. bank term loan FRN 4.771s, 2018			170,936	170,722

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017			664,975	669,131

				4,888,697
Communication services (0.6%)

Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018			1,263,926	1,259,538

Intelsat Jackson Holdings SA bank term loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)			987,500	987,809

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018			492,510	488,324

Wideopenwest Finance, LLC bank term loan FRN 6 1/4s, 2018			800,000	794,000

Zayo Group, LLC bank term loan FRN Ser. B, 7 1/8s, 2019			1,000,000	1,012,500

				4,542,171
Consumer cyclicals (1.8%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 6 1/4s, 2017			1,175,625	1,170,972

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018			600,000	527,417

CCM Merger, Inc. bank term loan FRN Ser. B, 6s, 2017			911,077	902,422

Cenveo, Inc. bank term loan FRN Ser. B, 6 1/4s, 2016			653,289	651,928

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.889s, 2016			1,131,906	851,759

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 5 1/4s, 2016		CAD	1,677,937	1,656,436

Goodman Global, Inc. bank term loan FRN 9s, 2017			$356,364	360,967

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			173,708	173,577

Gymboree Corp. bank term loan FRN 5s, 2018			184,209	176,354

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018			685,009	683,632

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			987,500	975,310

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			580,141	573,796

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018			828,835	830,907

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,280,000	1,268,978

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			310,796	311,961

Radio One, Inc. bank term loan FRN Ser. B, 7.515s, 2016			491,166	483,798

Realogy Corp. bank term loan FRN Ser. B, 4.77s, 2016			349,587	330,505

Spectrum Brands Holdings, Inc. bank term loan FRN 5s, 2016			766,392	768,445

				12,699,164
Consumer staples (0.8%)

Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016			862,389	862,749

Claire's Stores, Inc. bank term loan FRN 3.056s, 2014			826,906	788,756

Dean Foods Co. bank term loan FRN Ser. A1, 3.24s, 2014			307,265	306,305

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			460,204	451,863

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			1,197,000	1,198,985

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			1,485,000	1,477,575

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018			971,916	957,337

				6,043,570
Energy (0.1%)

Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017			600,000	597,917

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			485,233	417,300

				1,015,217
Financials (0.5%)

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			250,616	250,616

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014			1,000,000	1,000,500

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019			1,125,000	1,130,625

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.969s, 2017			587,336	582,825

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.968s, 2017			502,664	500,151

				3,464,717
Health care (1.0%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			998,612	996,116

Capsugel Holdings US, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			949,022	952,343

Health Management Associates, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			1,119,375	1,119,175

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			562,875	560,412

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018			1,194,000	1,208,925

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			864,148	860,187

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			716,400	723,863

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018			990,000	987,822

				7,408,843
Technology (0.3%)

First Data Corp. bank term loan FRN 4.24s, 2018			1,000,000	930,625

Infor (US), Inc. bank term loan FRN Ser. B, 5 3/4s, 2018			960,000	968,100

				1,898,725
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.741s, 2017			1,093,159	694,156

				694,156

Total senior loans (cost $45,773,746)				$45,365,646

COMMODITY LINKED NOTES (4.1%)(a)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)			$4,909,000	$5,450,463

Deutsche Bank AG/London 144A sr. unsec. notes Ser. 00DL, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Commodity Booster OYE Benchmark Light Energy TR Index multiplied by 3) (United Kingdom)			2,825,000	2,486,986

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)			4,909,000	5,457,062

UBS AG/London 144A notes 1-month LIBOR, 2012 (Indexed to the UBS Bloomberg CMCI Essence TR Index multiplied by 3) (Jersey)			16,764,000	15,686,449

Total commodity Linked Notes (cost $29,407,000)				$29,080,960

INVESTMENT COMPANIES (2.2%)(a)
			Shares	Value

PowerShares DB Gold Fund(NON)			159,300	$8,860,266

SPDR S&P 500 ETF Trust			50,700	6,981,897

Total investment Companies (cost $15,673,848)				$15,842,163

FOREIGN GOVERNMENT BONDS AND NOTES (1.1%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$725,000	$540,125

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,305,000	1,278,906

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			3,710,000	3,147,935

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			220,000	224,675

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			775,000	798,887

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			150,000	128,250

Ukraine (Government of) 144A bonds 7 3/4s, 2020			125,000	112,813

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			230,000	211,975

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,700,000	1,691,500

Total foreign government bonds and notes (cost $8,825,845)				$8,135,066

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Countrywide Asset Backed Certificates FRB Ser. 07-1, Class 2A2, 0.346s, 2037			$1,041,000	$975,157

Total asset-backed securities (cost $941,448)				$975,157

SHORT-TERM INVESTMENTS (31.8%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.13%(e)			102,552,716	$102,552,716

SSgA Prime Money Market Fund 0.12%(P)			24,828,778	24,828,778

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, October 22, 2012			$5,500,000	$5,497,996

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, October 12, 2012			9,900,000	9,895,791

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, October 2, 2012			6,000,000	5,997,795

U.S. Treasury Bills with an effective yield of 0.168%, May 2, 2013(SEG)(SEGSF)			7,250,000	7,241,597

U.S. Treasury Bills with an effective yield of 0.163%, April 4, 2013(SEG)(SEGSF)			5,000,000	4,994,965

U.S. Treasury Bills with an effective yield of 0.144%, February 7, 2013(SEG)(SEGSF)			7,250,000	7,244,932

U.S. Treasury Bills with an effective yield of 0.106%, December 13, 2012(SEG)(SEGSF)			10,000,000	9,995,440

U.S. Treasury Bills with an effective yield of 0.100%, November 15, 2012(SEG)(SEGSF)			30,000,000	29,990,070

U.S. Treasury Bills with an effective yield of 0.078%, October 18, 2012(SEG)(SEGSF)			10,000,000	9,998,000

U.S. Treasury Bills with an effective yield of 0.099%, August 23, 2012(SEG)(SEGSF)			10,000,000	9,999,389

Total short-term investments (cost $228,238,235)				$228,237,469

TOTAL INVESTMENTS

Total investments (cost $823,357,558)(b)				$871,100,574

TBA SALE COMMITMENTS OUTSTANDING at 7/31/12 (proceeds receivable $22,021,679) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 3 1/2s, August 1, 2042	$11,000,000	7/6/12	$11,671,171
Federal National Mortgage Association 3s, August 1, 2042	10,000,000	7/9/12	10,403,125

Total			$22,074,296

FORWARD CURRENCY CONTRACTS at 7/31/12 (aggregate face value $163,073,942) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	British Pound	Buy	8/16/12	$97,676	$96,736	$940
	Czech Koruna	Buy	8/16/12	166,775	166,882	(107)
Barclays Bank PLC
	Australian Dollar	Buy	8/16/12	2,423,828	2,355,710	68,118
	Brazilian Real	Buy	8/16/12	520,482	532,116	(11,634)
	British Pound	Sell	8/16/12	2,490,353	2,498,548	8,195
	Canadian Dollar	Sell	8/16/12	1,870,791	1,816,875	(53,916)
	Chilean Peso	Buy	8/16/12	867,519	841,906	25,613
	Czech Koruna	Sell	8/16/12	1,243,234	1,265,818	22,584
	Euro	Sell	8/16/12	2,800,947	2,831,332	30,385
	Hungarian Forint	Sell	8/16/12	17,421	17,667	246
	Indian Rupee	Sell	8/16/12	213,023	212,478	(545)
	Japanese Yen	Buy	8/16/12	17,805	17,745	60
	Japanese Yen	Sell	8/16/12	17,805	17,531	(274)
	Malaysian Ringgit	Sell	8/16/12	133,429	132,824	(605)
	Mexican Peso	Sell	8/16/12	410,599	404,353	(6,246)
	New Zealand Dollar	Sell	8/16/12	96,041	109,487	13,446
	Norwegian Krone	Sell	8/16/12	440,965	458,373	17,408
	Polish Zloty	Sell	8/16/12	650,416	635,665	(14,751)
	Singapore Dollar	Sell	8/16/12	809,142	795,309	(13,833)
	South African Rand	Buy	8/16/12	317,733	319,047	(1,314)
	South Korean Won	Buy	8/16/12	319,658	315,705	3,953
	Swedish Krona	Buy	8/16/12	2,433,496	2,413,211	20,285
	Taiwan Dollar	Sell	8/16/12	640,951	641,180	229
	Thai Baht	Buy	8/16/12	561,991	559,516	2,475
	Turkish Lira	Buy	8/16/12	264,679	261,821	2,858
Citibank, N.A.
	Australian Dollar	Buy	8/16/12	3,231,456	3,224,112	7,344
	Brazilian Real	Buy	8/16/12	217,500	220,588	(3,088)
	British Pound	Sell	8/16/12	2,136,336	2,150,882	14,546
	Czech Koruna	Sell	8/16/12	1,332,778	1,361,769	28,991
	Euro	Sell	8/16/12	1,285,475	1,298,877	13,402
	Mexican Peso	Sell	8/16/12	817,316	814,113	(3,203)
	Singapore Dollar	Sell	8/16/12	590,885	580,439	(10,446)
	South Korean Won	Buy	8/16/12	772,545	762,724	9,821
	Taiwan Dollar	Sell	8/16/12	714,688	716,332	1,644
	Turkish Lira	Buy	8/16/12	384,902	379,908	4,994
Credit Suisse AG
	Australian Dollar	Buy	8/16/12	2,552,608	2,497,148	55,460
	Brazilian Real	Buy	8/16/12	316,759	322,702	(5,943)
	British Pound	Sell	8/16/12	853,687	863,417	9,730
	Canadian Dollar	Sell	8/16/12	2,643,749	2,566,153	(77,596)
	Chilean Peso	Buy	8/16/12	492,402	481,658	10,744
	Czech Koruna	Sell	8/16/12	777,508	800,112	22,604
	Euro	Sell	8/16/12	2,945,172	2,968,285	23,113
	Hungarian Forint	Buy	8/16/12	1,097,924	1,124,197	(26,273)
	Indian Rupee	Sell	8/16/12	374,950	374,024	(926)
	Japanese Yen	Buy	8/16/12	77,467	95,533	(18,066)
	Malaysian Ringgit	Buy	8/16/12	242,056	238,872	3,184
	Mexican Peso	Sell	8/16/12	337,041	334,869	(2,172)
	New Zealand Dollar	Sell	8/16/12	110,118	116,173	6,055
	Norwegian Krone	Sell	8/16/12	2,475,345	2,458,603	(16,742)
	Philippines Peso	Buy	8/16/12	956,161	950,735	5,426
	Polish Zloty	Sell	8/16/12	701,366	686,274	(15,092)
	Singapore Dollar	Sell	8/16/12	1,229,745	1,207,664	(22,081)
	South African Rand	Buy	8/16/12	229	3,896	(3,667)
	South Korean Won	Buy	8/16/12	322,016	323,597	(1,581)
	Swedish Krona	Buy	8/16/12	2,633,335	2,534,212	99,123
	Swiss Franc	Sell	8/16/12	11,270	11,384	114
	Taiwan Dollar	Sell	8/16/12	386,548	387,914	1,366
	Turkish Lira	Buy	8/16/12	278,686	275,646	3,040
Deutsche Bank AG
	Australian Dollar	Buy	8/16/12	2,147,587	2,113,935	33,652
	British Pound	Sell	8/16/12	1,686,993	1,679,686	(7,307)
	Canadian Dollar	Buy	8/16/12	212,130	281,008	(68,878)
	Czech Koruna	Sell	8/16/12	1,069,549	1,094,545	24,996
	Euro	Sell	8/16/12	2,540,923	2,568,772	27,849
	Mexican Peso	Sell	8/16/12	60,980	68,492	7,512
	Polish Zloty	Sell	8/16/12	332,111	319,117	(12,994)
	Singapore Dollar	Sell	8/16/12	696,156	684,418	(11,738)
	South Korean Won	Buy	8/16/12	636,348	635,562	786
	Swiss Franc	Sell	8/16/12	223,769	226,176	2,407
	Turkish Lira	Buy	8/16/12	619,288	610,671	8,617
Goldman Sachs International
	Canadian Dollar	Buy	8/16/12	1,076,699	1,059,285	17,414
	Canadian Dollar	Sell	8/16/12	1,076,699	1,050,990	(25,709)
	Chilean Peso	Buy	8/16/12	393,412	378,070	15,342
	Chilean Peso	Sell	8/16/12	393,412	379,794	(13,618)
	Czech Koruna	Sell	8/16/12	219,450	243,653	24,203
	Euro	Buy	8/16/12	707,343	697,801	9,542
	Japanese Yen	Buy	8/16/12	2,111,086	2,097,510	13,576
	Japanese Yen	Sell	8/16/12	2,111,086	2,078,677	(32,409)
	Norwegian Krone	Buy	8/16/12	1,079,272	1,068,528	10,744
	Singapore Dollar	Sell	8/16/12	804,160	790,068	(14,092)
	South Korean Won	Buy	8/16/12	74,036	73,862	174
	Turkish Lira	Buy	8/16/12	1,391,816	1,378,151	13,665
HSBC Bank USA, National Association
	Australian Dollar	Buy	8/16/12	2,154,724	2,095,513	59,211
	British Pound	Sell	8/16/12	2,407,571	2,416,242	8,671
	Canadian Dollar	Sell	8/16/12	1,075,104	1,035,265	(39,839)
	Czech Koruna	Sell	8/16/12	1,101,321	1,138,658	37,337
	Euro	Sell	8/16/12	1,697,723	1,708,500	10,777
	Indian Rupee	Sell	8/16/12	374,952	373,592	(1,360)
	Japanese Yen	Buy	8/16/12	945,683	930,848	14,835
	Singapore Dollar	Sell	8/16/12	578,269	568,698	(9,571)
	South Korean Won	Buy	8/16/12	644,116	641,863	2,253
	Turkish Lira	Buy	8/16/12	487,783	480,193	7,590
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	8/16/12	2,011,881	1,962,307	49,574
	Brazilian Real	Buy	8/16/12	665,645	674,097	(8,452)
	British Pound	Sell	8/16/12	1,069,578	1,088,527	18,949
	Canadian Dollar	Buy	8/16/12	123,709	147,669	(23,960)
	Chilean Peso	Buy	8/16/12	550,594	523,843	26,751
	Czech Koruna	Sell	8/16/12	821,063	837,825	16,762
	Euro	Sell	8/16/12	3,820,492	3,860,943	40,451
	Hungarian Forint	Buy	8/16/12	280,662	276,206	4,456
	Japanese Yen	Buy	8/16/12	1,497,064	1,481,065	15,999
	Mexican Peso	Sell	8/16/12	415,443	414,703	(740)
	New Zealand Dollar	Sell	8/16/12	752,546	751,990	(556)
	Norwegian Krone	Buy	8/16/12	2,440,572	2,421,035	19,537
	Norwegian Krone	Sell	8/16/12	2,440,572	2,416,264	(24,308)
	Polish Zloty	Sell	8/16/12	273,840	268,250	(5,590)
	Singapore Dollar	Sell	8/16/12	359,931	353,946	(5,985)
	South African Rand	Buy	8/16/12	42,887	46,327	(3,440)
	South Korean Won	Buy	8/16/12	372,806	370,116	2,690
	Swedish Krona	Buy	8/16/12	3,449,296	3,355,331	93,965
	Swiss Franc	Buy	8/16/12	409,013	413,307	(4,294)
	Taiwan Dollar	Sell	8/16/12	781,572	784,937	3,365
	Turkish Lira	Buy	8/16/12	1,247,582	1,233,026	14,556
Royal Bank of Scotland PLC (The)
	Brazilian Real	Sell	8/16/12	131,825	129,703	(2,122)
	British Pound	Buy	8/16/12	10,661	10,548	113
	British Pound	Sell	8/16/12	10,661	10,547	(114)
	Canadian Dollar	Buy	8/16/12	42,167	41,469	698
	Canadian Dollar	Sell	8/16/12	42,167	41,028	(1,139)
	Czech Koruna	Buy	8/16/12	588,236	586,070	2,166
	Czech Koruna	Sell	8/16/12	588,236	598,711	10,475
	Euro	Buy	8/16/12	1,258,894	1,270,189	(11,295)
	Japanese Yen	Sell	8/16/12	2,503,187	2,464,933	(38,254)
	Mexican Peso	Sell	8/16/12	214,864	214,034	(830)
	New Zealand Dollar	Sell	8/16/12	150,008	154,927	4,919
	Norwegian Krone	Buy	8/16/12	2,459,376	2,439,127	20,249
	Norwegian Krone	Sell	8/16/12	2,459,376	2,424,419	(34,957)
	Polish Zloty	Buy	8/16/12	18,049	17,605	444
	Polish Zloty	Sell	8/16/12	18,049	17,969	(80)
	Singapore Dollar	Sell	8/16/12	389,343	382,617	(6,726)
	South African Rand	Buy	8/16/12	6,681	6,755	(74)
	South African Rand	Sell	8/16/12	6,681	6,723	42
	South Korean Won	Buy	8/16/12	348,377	345,948	2,429
	Swedish Krona	Buy	8/16/12	1,208,702	1,162,093	46,609
	Swedish Krona	Sell	8/16/12	1,208,702	1,176,573	(32,129)
	Taiwan Dollar	Sell	8/16/12	73,989	74,114	125
	Turkish Lira	Buy	8/16/12	776,029	765,586	10,443
State Street Bank and Trust Co.
	Australian Dollar	Buy	8/16/12	3,074,024	2,996,948	77,076
	Brazilian Real	Buy	8/16/12	318,462	321,548	(3,086)
	British Pound	Buy	8/16/12	3,476,523	3,444,023	32,500
	British Pound	Sell	8/16/12	3,476,523	3,458,968	(17,555)
	Canadian Dollar	Buy	8/16/12	1,084,275	1,075,819	8,456
	Chilean Peso	Buy	8/16/12	395,404	382,877	12,527
	Czech Koruna	Sell	8/16/12	321,598	336,954	15,356
	Euro	Sell	8/16/12	7,171,882	7,245,410	73,528
	Hungarian Forint	Sell	8/16/12	44,676	45,323	647
	Japanese Yen	Buy	8/16/12	482,860	479,205	3,655
	Japanese Yen	Sell	8/16/12	482,860	477,274	(5,586)
	Mexican Peso	Sell	8/16/12	12,180	13,566	1,386
	New Zealand Dollar	Sell	8/16/12	141,269	151,047	9,778
	Norwegian Krone	Sell	8/16/12	309,188	320,152	10,964
	Polish Zloty	Sell	8/16/12	652,329	636,354	(15,975)
	Singapore Dollar	Sell	8/16/12	679,924	668,827	(11,097)
	South African Rand	Buy	8/16/12	248,324	261,954	(13,630)
	South Korean Won	Buy	8/16/12	996,022	993,816	2,206
	Swedish Krona	Buy	8/16/12	993,844	952,192	41,652
	Swiss Franc	Sell	8/16/12	22,029	22,259	230
	Taiwan Dollar	Sell	8/16/12	240,062	239,573	(489)
	Thai Baht	Buy	8/16/12	386,585	385,212	1,373
	Turkish Lira	Buy	8/16/12	741,290	734,416	6,874
Westpac Banking Corp.
	Australian Dollar	Buy	8/16/12	1,590,277	1,532,834	57,443
	British Pound	Sell	8/16/12	2,111,720	2,114,165	2,445
	Canadian Dollar	Buy	8/16/12	106,264	130,022	(23,758)
	Euro	Sell	8/16/12	6,552,402	6,630,526	78,124
	Japanese Yen	Buy	8/16/12	49,508	38,089	11,419
	Mexican Peso	Sell	8/16/12	16,116	14,095	(2,021)
	Norwegian Krone	Buy	8/16/12	1,046,772	1,038,098	8,674
	Norwegian Krone	Sell	8/16/12	1,046,772	1,044,699	(2,073)
	Swedish Krona	Buy	8/16/12	1,086,033	1,045,505	40,528

Total						$943,326

FUTURES CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	13	$1,801,087	Sep-12	$22,477
Euro-Bund 10 yr (Long)	456	81,112,774	Sep-12	$2,113,152
S&P 500 Index E-Mini (Long)	446	30,653,580	Sep-12	$162,300
S&P Mid Cap 400 Index E-Mini (Long)	400	37,544,000	Sep-12	$779,200
U.S. Treasury Bond 30 yr (Long)	328	49,538,250	Sep-12	$1,272,939
Euro-OAT (Short)	515	85,074,636	Sep-12	$(3,921,232)
Euro-Swiss Franc 3 Month (Short)	47	12,048,474	Dec-12	$(187,445)
MSCI EAFE Index Mini (Short)	352	25,072,960	Sep-12	$(88,323)
NASDAQ 100 Index E-Mini (Short)	318	16,768,140	Sep-12	$(586,558)

Total				$(433,490)

WRITTEN OPTIONS OUTSTANDING at 7/31/12 (premiums received $40,417,860) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Herbalife, Ltd. (Call)	21,975	Aug-12/$62.50	5,842
Herbalife, Ltd. (Call)	54,938	Aug-12/60.00	1,868
SPDR S&P 500 ETF Trust	1,493,876	Aug-12/140.00	1,421,244
SPDR S&P 500 ETF Trust (Put)	83,466	Jan-13/95.00	51,701
SPDR S&P 500 ETF Trust (Put)	141,593	Apr-13/100.00	255,239
SPDR S&P 500 ETF Trust (Put)	117,974	Aug-12/110.00	1,031
SPDR S&P 500 ETF Trust (Put)	117,974	Feb-13/100.00	128,750
SPDR S&P 500 ETF Trust (Put)	105,301	Nov-12/85.00	13,847
SPDR S&P 500 ETF Trust (Put)	116,203	Sep-12/113.00	25,130
SPDR S&P 500 ETF Trust (Put)	116,203	Mar-13/100.00	170,829
SPDR S&P 500 ETF Trust (Put)	129,078	May-13/90.00	167,722
SPDR S&P 500 ETF Trust (Put)	137,607	Dec-12/85.00	32,257
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	55,602,200	Aug-12/2.73	56
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	55,602,200	Aug-12/2.73	5,819,882
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	39,821,400	Aug-12/2.855	40
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	39,821,400	Aug-12/2.855	4,634,415
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	$6,636,700	Aug-15/4.375	187,221
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	6,636,700	Aug-15/4.375	2,633,316
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	6,636,700	Aug-15/4.46	173,749
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	6,636,700	Aug-15/4.46	2,740,844
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	10,259,726	Aug-16/3.625	346,779
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	10,259,726	Aug-16/3.625	1,244,505
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	21,094,416	Aug-16/4.17	240,476
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	21,094,416	Aug-16/4.17	2,124,208
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	18,978,932	Aug-16/4.28	443,898
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	18,978,932	Aug-16/4.28	3,198,671
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	35,414,819	Aug-16/4.35	6,151,023
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	8,352,631	Aug-16/4.68	151,183
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	8,352,631	Aug-16/4.68	1,651,315
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	6,960,526	Jul-16/4.67	126,682
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	6,960,526	Jul-16/4.67	1,371,224
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	6,921,908	Jul-16/4.74	116,572
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	6,921,908	Jul-16/4.74	1,436,947
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	3,266,918	Jul-16/4.79	53,715
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	3,266,918	Jul-16/4.79	690,355
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,784,210	Jul-16/4.80	47,053
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,784,210	Jul-16/4.80	576,888
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	8,451,295	Jun-16/4.12	859,767
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	8,316,290	Jun-16/4.39	929,761
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	8,263,488	Jun-16/4.575	69,165
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	8,263,488	Jun-16/4.575	1,007,063
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	8,316,290	Jun-16/4.89	63,204
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	8,451,295	Jun-16/5.12	56,032
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	12,870,759	May-16/4.11	1,305,455
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	14,031,812	May-16/4.36	1,559,917
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	13,961,977	May-16/4.60	114,069
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	13,961,977	May-16/4.60	1,731,285
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	19,149,649	May-16/4.745	151,282
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	19,149,649	May-16/4.745	2,443,495
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	12,539,848	May-16/4.7575	101,585
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	12,539,848	May-16/4.7575	1,614,593
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	47,874,123	May-16/4.77	385,722
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	47,874,123	May-16/4.77	6,189,837
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	14,031,812	May-16/4.86	105,379
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	12,870,759	May-16/5.11	85,076
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	12,294,000	Sep-15/4.04	214,100
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	12,294,000	Sep-15/4.04	2,030,920
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	7,936,217	Sep-16/3.49	294,275
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	7,936,217	Sep-16/3.49	889,571

Total			$60,638,030

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$595,000		$—	5/14/14	0.58%	3 month USD-LIBOR-BBA	$(1,902)
		64,259,000		—	5/14/14	3 month USD-LIBOR-BBA	0.577%	201,752
		6,060,000		—	5/14/42	2.795%	3 month USD-LIBOR-BBA	(619,173)
		2,014,000		53,457	6/20/22	2.183%	3 month USD-LIBOR-BBA	(60,677)
	Barclay’s Bank, PLC
		54,765,000	(E)	851,563	9/19/22	2.00%	3 month USD-LIBOR-BBA	(989,636)
		21,819,000	(E)	(13,090)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(90,330)
		10,484,000	(E)	(31,662)	9/19/14	3 month USD-LIBOR-BBA	0.60%	5,452
		2,026,000	(E)	(27,250)	9/19/17	3 month USD-LIBOR-BBA	1.10%	(588)
		37,477,000	(E)	(639,447)	9/19/22	3 month USD-LIBOR-BBA	2.00%	620,530
		657,000	(E)	(69,511)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(14,086)
		13,085,789		(501,840)	7/27/22	3 month USD-LIBOR-BBA	3.5375%	1,879,523
		5,234,316		(202,568)	7/30/22	3 month USD-LIBOR-BBA	3.51%	735,749
		13,085,789		(501,840)	8/1/22	3 month USD-LIBOR-BBA	3.52%	1,853,209
		13,085,789		(505,766)	8/1/22	3 month USD-LIBOR-BBA	3.36%	1,651,950
		73,431,000		—	4/10/42	3.0756%	3 month USD-LIBOR-BBA	(12,346,259)
		2,014,000		53,069	6/20/22	2.183%	3 month USD-LIBOR-BBA	(61,065)
	Barclay's Bank, PLC
	GBP	1,320,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(335,475)
	Citibank, N.A.
		$1,390,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	49,818
		2,127,000	(E)	2,485	9/19/17	1.10%	3 month USD-LIBOR-BBA	(25,506)
		2,181,000	(E)	12,868	9/19/17	3 month USD-LIBOR-BBA	1.10%	41,570
		31,111,000	(E)	387,047	9/19/22	2.00%	3 month USD-LIBOR-BBA	(658,906)
		2,128,000	(E)	(118)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(7,651)
		13,405,000	(E)	(5,958)	9/19/14	3 month USD-LIBOR-BBA	0.6%	41,495
		23,731,000	(E)	(733,417)	9/19/22	3 month USD-LIBOR-BBA	2.00%	64,419
		6,948,000	(E)	(424,053)	9/19/42	3 month USD-LIBOR-BBA	2.75%	162,080
	Credit Suisse International
		107,101,000	(E)	(1,660,229)	9/19/22	3 month USD-LIBOR-BBA	2.00%	1,940,505
		82,591,000	(E)	(60,427)	9/19/14	3 month USD-LIBOR-BBA	0.60%	231,945
		15,508,000	(E)	(64,675)	9/19/17	3 month USD-LIBOR-BBA	1.10%	139,411
		39,320,000	(E)	(2,444,560)	9/19/42	3 month USD-LIBOR-BBA	2.75%	872,476
		196,163,800	(E)	2,299,527	9/19/22	2.00%	3 month USD-LIBOR-BBA	(4,295,503)
		11,137,000	(E)	491,928	9/19/42	2.75%	3 month USD-LIBOR-BBA	(447,590)
		302,492,000	(E)	(66,408)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(1,137,228)
		34,118,000	(E)	(81,273)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(530,266)
		1,829,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	142,424
	Deutsche Bank AG
		703,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	24,710
		33,573,000	(E)	579,740	9/19/22	2.00%	3 month USD-LIBOR-BBA	(548,986)
		8,458,000	(E)	(216,562)	9/19/22	3 month USD-LIBOR-BBA	2.00%	67,795
		7,705,000	(E)	(6,780)	9/19/17	3 month USD-LIBOR-BBA	1.10%	94,617
		45,512,000	(E)	(3,047,045)	9/19/42	3 month USD-LIBOR-BBA	2.75%	792,348
	Goldman Sachs International
		2,246,000		(64,011)	7/18/22	3 month USD-LIBOR-BBA	2.215%	65,904
		2,057,000		57,553	7/23/22	2.1714%	3 month USD-LIBOR-BBA	(52,248)
		18,123,000	(E)	31,274	9/19/14	3 month USD-LIBOR-BBA	0.60%	95,430
		43,838,000	(E)	417,054	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,056,779)
		21,227,700	(E)	(404,744)	9/19/22	3 month USD-LIBOR-BBA	2.00%	308,930
		9,595,000	(E)	20,041	9/19/17	1.10%	3 month USD-LIBOR-BBA	(106,230)
		1,097,000	(E)	60,445	9/19/42	2.75%	3 month USD-LIBOR-BBA	(32,098)
		13,979,000	(E)	(819,530)	9/19/42	3 month USD-LIBOR-BBA	2.75%	359,739
		19,161,000		(303,702)	7/16/22	3 month USD-LIBOR-BBA	2.11875%	632,323
		3,952,000		(59,280)	7/27/22	3 month USD-LIBOR-BBA	2.1825%	154,919
		18,049,400		—	2/22/14	1 month USD-FEDERAL FUNDS-H.15	0.1925%	28,990
		4,845,000		—	2/23/14	0.19625%	1 month USD-FEDERAL FUNDS-H.15	(7,972)
		13,204,300		—	3/20/14	0.277%	1 month USD-FEDERAL FUNDS-H.15	(36,537)
		1,704,000		(31,098)	7/11/22	3 month USD-LIBOR-BBA	2.055%	42,540
	GBP	1,320,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	169,689
	JPMorgan Chase Bank NA
		$47,766,700	(E)	275,909	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,330,007)
		3,328,000	(E)	2,868	9/19/17	1.10%	3 month USD-LIBOR-BBA	(40,927)
		33,336,000	(E)	(974,441)	9/19/22	3 month USD-LIBOR-BBA	2.00%	146,315
		10,577,000	(E)	612,477	9/19/42	2.75%	3 month USD-LIBOR-BBA	(279,798)
		2,948,000	(E)	(199,893)	9/19/42	3 month USD-LIBOR-BBA	2.75%	48,800
	CAD	1,830,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(60,166)
	JPY	22,600,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	17,296
	JPY	30,400,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(7,140)
	UBS AG
	CHF	30,584,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(201,397)

	Total							$(11,697,473)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,922,919	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$3,420
	851,369	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,514
baskets	1,116,817	—	3/14/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	2,848,706
units	12,558	—	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(1,273,100)
units	9,934	—	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(1,378,928)
units	6,367	—	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(882,576)
Barclay’s Bank, PLC
	$707,238	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,158
	1,542,853	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,872)
	3,491,685	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,341)
	2,287,239	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	32,851
	1,838,549	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	23,818
	8,869,205	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(56,747)
	1,279,844	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	913
	724,409	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,384
	7,812,035	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(49,983)
	6,053,159	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	78,416
	2,263,744	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,615
	264,351	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	306
	104,543	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	62
	573,744	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,671)
	2,620,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(67,557)
	8,901,039	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(1,552)
	1,274,844	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(222)
	4,346,452	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	56,307
	13,321,871	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(85,236)
	8,381,848	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,979
	3,297,276	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,097)
	14,222,638	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	42,764
	8,249,469	33,513	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	40,919
	9,423,557	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	28,334
	20,082	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	60
	21,401,931	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	277,254
	619,182	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,893
	2,009,136	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	28,856
	1,456,275	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20,916
Citibank, N.A.
	2,424,596	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	31,410
	1,149,637	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,893
baskets	305	—	2/13/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	1,302,052
baskets	409,637	—	6/18/13	3 month USD-LIBOR-BBA minus 1.00%	A basket (CGPUTS11) of common stocks	(171,673)
baskets	168	—	2/13/13	3 month USD-LIBOR-BBA plus 0.10%	A basket (CGPUTQL2) of common stocks	400,158
units	6,793	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(702,944)
units	4,537	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(475,831)
Credit Suisse International
	$1,448,817	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,769
	163,784	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	291
	324,219	—	2/11/13	(3 month USD-LIBOR-BBA minus 0.35%)	iShares MSCI Emerging Markets Index	(295,653)
	850,596	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,513
Goldman Sachs International
	758,443	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	450
	2,658,278	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,577
	2,050,665	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,216
	1,500,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	23,985
	1,125,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	16,836
	3,698,738	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,194
	163,012	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	290
	439,591	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	782
	1,509,596	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,685
	2,719,468	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,400)
	1,021,720	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,537)
	156,927	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	93
	6,187,488	37,705	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	43,259
	295,121	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	525
	659,000	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,172
	3,725,382	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(23,836)
	193,280	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,237)
	515,263	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,297)
	437,138	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	259
	1,481,011	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,634
	2,913,200	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,728
UBS AG
	112,073	—	5/22/13	3 month USD-LIBOR-BBA plus 0.25%	MSCI Emerging Markets TR Net USD	(1,527,974)
baskets	476,409	—	5/22/13	(3 month USD-LIBOR-BBA plus 0.75%)	A basket (UBSEMBSK) of common stocks	606,602
shares	130,053	—	2/22/13	(3 month USD-LIBOR-BBA minus 0.20%)	iShares MSCI Emerging Markets Index	232,706

Total						$(849,740)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(4,006)	$450,000	12/20/19	(100 bp)	$91,797
	DJ CDX NA IG Series 18 Index	BBB+/P	191,756	16,035,000	6/20/17	100 bp	161,717
	DJ CDX NA IG Series 18 Index	BBB+/P	194,268	22,765,000	6/20/17	100 bp	151,622
	JPMorgan Chase Bank NA
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(353,495)	3,478,000	12/20/16	(100 bp)	(267,414)
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(257,485)	3,458,000	3/20/17	(100 bp)	(157,800)
	Republic of Austria, 4.65%, 1/5/18	—	(419,893)	8,695,000	12/20/16	(100 bp)	(424,010)

	Total						$(444,088)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $717,045,081.
(b)	The aggregate identified cost on a tax basis is $825,497,711, resulting in gross unrealized appreciation and depreciation of $69,160,389 and $23,557,526, respectively, or net unrealized appreciation of $45,602,863.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $457,184, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $19,348 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $338,074,211 and $279,448,753, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $570,477,827 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately 1,189,800,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 1,041,900,000 on written options contracts for the reporting period.
Futures contracts: The fund used futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $432,300,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $2,036,800,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
The fund had an average notional amount of approximately $83,900,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $16,827,890 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $31,438,279 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $30,949,256.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$5,972,949	$—	$—
Capital goods	9,186,162	—	—
Communication services	6,403,668	—	—
Conglomerates	3,798,612	—	—
Consumer cyclicals	25,762,128	—	—
Consumer staples	30,221,250	—	—
Energy	20,364,627	457,184	—
Financials	26,988,058	—	—
Health care	22,243,948	—	—
Technology	57,308,294	—	—
Transportation	4,222,178	—	—
Utilities and power	7,439,065	—	—
Total common stocks	219,910,939	457,184	—
Asset-backed securities	$—	$975,157	$—
Commodity linked notes	—	29,080,960	—
Corporate bonds and notes	—	97,822,959	—
Foreign government bonds and notes	—	8,135,066	—
Investment Companies	15,842,163	—	—
Mortgage-backed securities	—	80,585,938	—
Purchased options outstanding		68,227,132
Senior loans	—	45,365,646	—
U.S. Government and Agency Mortgage Obligations	—	76,459,961	—
Short-term investments	127,381,494	100,855,975	—

Totals by level	$363,134,596	$507,965,978	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$943,326	$—
Futures contracts	(433,490)	—	—
Written options	—	(60,638,030)	—
TBA sale commitments	—	(22,074,296)	—
Interest rate swap contracts	—	(3,745,600)	—
Total return swap contracts	—	(920,958)	—
Credit default contracts	—	204,767	—

Totals by level	$(433,490)	$(86,230,791)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$281,569	$76,802
Foreign exchange contracts	1,791,257	847,931
Equity contracts	9,566,379	9,659,020
Interest rate contracts	96,795,253	94,213,558

Total	$108,434,458	$104,797,311

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2013

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
7/31/12 (Unaudited)

COMMON STOCKS (95.1%)(a)
	Shares	Value

Auto components (2.8%)

Hyundai Mobis (South Korea)	512	$134,752

Hyundai Wia Corp. (South Korea)	452	66,089

		200,841
Automobiles (4.6%)

Brilliance China Automotive Holdings, Inc. (China)(NON)	102,000	82,205

Hyundai Motor Co. (South Korea)	490	101,885

Kia Motors Corp. (South Korea)	2,163	148,337

		332,427
Capital markets (0.6%)

BGP Holdings PLC (Malta)(F)	132,965	164

Yuanta Financial Holding Co., Ltd. (Taiwan)	100,264	46,434

		46,598
Chemicals (0.7%)

China BlueChemical, Ltd. (China)	74,000	48,425

		48,425
Commercial banks (16.7%)

Agricultural Bank of China, Ltd. (China)	176,000	71,233

Bank Mandiri (Persero) Tbk PT (Indonesia)	151,000	131,686

China Construction Bank Corp. (China)	233,000	156,580

CIMB Group Holdings Berhad (Malaysia)	40,100	100,415

ICICI Bank, Ltd. (India)	5,526	94,962

Industrial and Commercial Bank of China, Ltd. (China)	316,000	180,292

Kasikornbank PCL NVDR (Thailand)	22,700	125,804

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	145,000	106,506

Siam Commercial Bank PCL (Thailand)	14,300	73,159

United Overseas Bank, Ltd. (Singapore)	11,000	176,003

		1,216,640
Commercial services and supplies (0.5%)

KEPCO Plant Service & Engineering Co., Ltd. (South Korea)	860	37,768

		37,768
Communications equipment (0.7%)

Wistron NeWeb Corp. (Taiwan)	24,049	47,391

		47,391
Computers and peripherals (2.3%)

Asustek Computer, Inc. (Taiwan)	7,000	64,267

LITE-ON IT Corp. (Taiwan)	63,000	58,477

Pegatron Corp. (Taiwan)	36,000	46,679

		169,423
Construction and engineering (5.2%)

China Railway Group, Ltd. Class H (China)	183,000	79,828

China State Construction International Holdings, Ltd. (China)	60,000	62,317

Daelim Industrial Co., Ltd. (South Korea)	524	40,153

KEPCO Engineering & Construction Co., Inc. (South Korea)	1,061	64,026

Samsung Engineering Co., Ltd. (South Korea)	427	68,275

Sino Thai Engineering & Construction PCL (Thailand)	132,100	63,804

		378,403
Construction materials (2.7%)

China National Building Material Co., Ltd. (China)	72,000	69,878

China Shanshui Cement Group, Ltd. (China)	80,000	45,166

Indocement Tunggal Prakarsa (Indonesia)	35,500	80,180

		195,224
Electrical equipment (0.5%)

Harbin Electric Co., Ltd. (China)	58,000	43,275

		43,275
Electronic equipment, instruments, and components (3.3%)

Hollysys Automation Technologies, Ltd. (China)(NON)	7,646	59,562

Hon Hai Precision Industry Co., Ltd. (Taiwan)	46,600	129,270

Tripod Technology Corp. (Taiwan)	23,530	53,055

		241,887
Energy equipment and services (2.1%)

Ezion Holdings, Ltd. (Singapore)	88,000	66,219

Sapurakencana Petroleum Bhd. (Malaysia)(NON)	112,700	87,924

		154,143
Food products (2.8%)

First Resources, Ltd. (Singapore)	34,000	51,712

Golden Agri-Resources, Ltd. (Singapore)	123,000	72,833

Universal Robina Crop. (Philippines)	53,830	75,732

		200,277
Gas utilities (0.9%)

China Resources Gas Group, Ltd. (China)	34,000	65,651

		65,651
Health-care providers and services (0.7%)

Sinopharm Group Co. (China)	17,200	50,281

		50,281
Hotels, restaurants, and leisure (2.1%)

Galaxy Entertainment Group, Ltd. (Hong Kong)(NON)	27,000	64,594

Sands China, Ltd. (Hong Kong)	31,200	91,672

		156,266
Household durables (2.5%)

Haier Electronics Group Co., Ltd. (China)(NON)	52,000	59,845

Techtronic Industries Co. (Hong Kong)	43,000	57,838

Woongjin Coway Company, Ltd. (South Korea)	2,050	64,021

		181,704
Independent power producers and energy traders (1.5%)

Aboitiz Power Corp. (Philippines)	87,200	71,994

China WindPower Group, Ltd. (China)	1,180,000	34,371

		106,365
Industrial conglomerates (2.7%)

Alliance Global Group, Inc. (Philippines)	333,600	93,090

Keppel Corp., Ltd. (Singapore)	11,400	101,914

		195,004
Insurance (2.7%)

AIA Group, Ltd. (Hong Kong)	31,600	110,513

China Pacific Insurance (Group) Co., Ltd. (China)	26,800	84,538

		195,051
Internet software and services (3.0%)

Baidu, Inc. ADR (China)(NON)	600	72,312

Daum Communications Corp. (South Korea)	620	60,299

Tencent Holdings, Ltd. (China)	3,000	89,046

		221,657
Machinery (2.5%)

China Automation Group, Ltd. (China)	148,000	26,473

China National Materials Co., Ltd. (China)	169,000	40,715

SembCorp Marine, Ltd. (Singapore)	29,000	112,530

		179,718
Media (1.0%)

Major Cineplex Group PCL (Thailand)	115,200	69,186

		69,186
Multiline retail (0.5%)

Mitra Adiperkasa Tbk PT (Indonesia)	49,000	37,133

		37,133
Oil, gas, and consumable fuels (1.4%)

CNOOC, Ltd. (China)	52,000	104,533

		104,533
Pharmaceuticals (1.3%)

Glenmark Pharmaceuticals, Ltd. (India)	13,435	92,314

		92,314
Real estate management and development (7.0%)

Asian Property Development PCL (Thailand)	252,700	59,421

C C Land Holdings, Ltd. (China)	178,174	38,093

Cheung Kong Holdings, Ltd. (Hong Kong)	7,000	91,644

China Overseas Land & Investment, Ltd. (China)	44,000	103,681

Henderson Land Development Co., Ltd. (Hong Kong)	7,000	40,594

Hongkong Land Holdings, Ltd. (Hong Kong)	17,000	101,617

Hysan Development Co., Ltd. (Hong Kong)	17,000	71,705

		506,755
Semiconductors and semiconductor equipment (12.2%)

Samsung Electronics Co., Ltd. (South Korea)	474	544,304

SK Hynix, Inc. (South Korea)(NON)	5,270	100,074

Spreadtrum Communications, Inc. ADR (China)	2,769	50,064

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	73,000	195,325

		889,767
Thrifts and mortgage finance (2.7%)

Housing Development Finance Corp., Ltd. (HDFC) (India)	9,814	121,434

LIC Housing Finance, Ltd. (India)(NON)	15,826	74,727

		196,161
Water utilities (1.0%)

Hyflux, Ltd. (Singapore)	66,000	73,400

		73,400
Wireless telecommunication services (3.9%)

Bharti Airtel, Ltd. (India)	14,093	75,652

China Mobile, Ltd. (China)	13,000	151,847

Far EasTone Telecommunications Co., Ltd. (Taiwan)	21,000	52,763

		280,262

Total common stocks (cost $7,026,701)		$6,913,930

INVESTMENT COMPANIES (0.5%)(a)
	Shares	Value

iShares FTSE A50 China Index ETF (China)	29,100	$36,380

Total investment Companies (cost $40,537)		$36,380

SHORT-TERM INVESTMENTS (6.6%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.13%(e)	477,835	$477,835

Total short-term investments (cost $477,835)		$477,835

TOTAL INVESTMENTS

Total investments (cost $7,545,073)(b)		$7,428,145

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
NVDR	Non-voting Depository Receipt

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2012 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $7,273,242.
(b)	The aggregate identified cost on a tax basis is $7,579,418, resulting in gross unrealized appreciation and depreciation of $546,346 and $697,619, respectively, or net unrealized depreciation of $151,273.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $198 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $477,446 and $773,350, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	25.7%
	South Korea	19.3
	Taiwan	9.3
	Singapore	8.8
	Hong Kong	8.5
	United States	6.4
	India	6.2
	Thailand	5.3
	Indonesia	4.8
	Philippines	3.2
	Malaysia	2.5

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$69,186	$908,371	$—
Consumer staples	—	200,277	—
Energy	—	258,676	—
Financials	132,580	2,028,461	164
Health care	—	142,595	—
Industrials	63,804	770,364	—
Information technology	181,938	1,388,187	—
Materials	—	243,649	—
Telecommunication services	—	280,262	—
Utilities	—	245,416	—
Total common stocks	447,508	6,466,258	164
Investment companies	—	36,380	—
Short-term investments	477,835	—	—

Totals by level	$925,343	$6,502,638	$164

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2013

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Capital Spectrum Fund

The fund's portfolio
7/31/12 (Unaudited)

COMMON STOCKS (62.1%)(a)
		Shares	Value

Aerospace and defense (1.6%)

Northrop Grumman Corp.		297,263	$19,678,811

			19,678,811
Airlines (2.7%)

United Continental Holdings, Inc.(NON)(S)		1,779,900	33,622,311

			33,622,311
Banking (10.5%)

Bank of America Corp.		3,359,100	24,655,794

Capital One Financial Corp.		1,033,000	58,354,170

Citigroup, Inc.		936,900	25,418,097

JPMorgan Chase & Co.		599,500	21,582,000

			130,010,061
Biotechnology (3.3%)

Cubist Pharmaceuticals, Inc.(NON)		931,870	40,126,322

Sequenom, Inc.(NON)(S)		29,944	84,143

			40,210,465
Cable television (12.4%)

DISH Network Corp. Class A		4,965,212	152,729,921

			152,729,921
Chemicals (4.7%)

LyondellBasell Industries NV Class A (Netherlands)		884,811	39,400,634

OM Group, Inc.(NON)		269,900	4,237,430

W.R. Grace & Co.(NON)		260,300	14,587,212

			58,225,276
Distribution (0.1%)

Rentrak Corp.(NON)		92,500	1,731,600

			1,731,600
Electronics (5.0%)

L-3 Communications Holdings, Inc.		868,000	61,532,520

			61,532,520
Energy (oil field) (—%)

Stallion Oilfield Holdings, Ltd.		10,433	328,640

			328,640
Entertainment (0.1%)

Metro-Goldwyn-Mayer Studios, Inc. Class A (acquired 10/28/10, cost $1,026,629)(RES)		36,206	1,086,180

			1,086,180
Gaming and lottery (—%)

MTR Gaming Group, Inc.(NON)		95,337	343,213

			343,213
Household furniture and appliances (2.0%)

Select Comfort Corp.(NON)(S)		928,252	24,143,835

			24,143,835
Medical technology (0.2%)

STAAR Surgical Co.(NON)		401,555	2,063,993

			2,063,993
Oil and gas (4.0%)

Cabot Oil & Gas Corp.		312,966	13,204,036

Chesapeake Energy Corp.		1,539,600	28,975,272

Compton Petroleum Corp. (Canada)(NON)(S)		11,290	13,774

McMoRan Exploration Co.(NON)(S)		571,034	7,457,704

			49,650,786
Pharmaceuticals (3.8%)

Biospecifics Technologies Corp.(NON)		127,031	2,295,450

Elan Corp. PLC ADR (Ireland)(NON)		1,424,200	16,449,510

Jazz Pharmaceuticals PLC (Ireland)(NON)		580,324	27,896,175

			46,641,135
Real estate (0.1%)

MFA Financial, Inc.(R)		202,600	1,637,008

			1,637,008
Restaurants (1.0%)

AFC Enterprises(NON)		510,884	11,285,428

Famous Dave's of America, Inc.(NON)		59,800	621,920

			11,907,348
Telecommunications (10.6%)

EchoStar Corp. Class A(NON)		4,556,888	131,238,371

			131,238,371

Total common stocks (cost $696,740,786)			$766,781,474

CORPORATE BONDS AND NOTES (7.7%)(a)
		Principal amount	Value

Automotive (0.1%)

Navistar International Corp. sr. notes 8 1/4s, 2021		$450,000	$419,625

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	200,000	261,932

			681,557
Banking (—%)

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017		$500,000	530,000

			530,000
Broadcasting (0.2%)

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. sub. notes 7 5/8s, 2020		2,000,000	1,910,000

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015		300,000	318,000

			2,228,000
Cable television (0.1%)

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019		500,000	546,250

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019		25,000	27,625

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)		94,000	105,163

			679,038
Chemicals (0.1%)

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)		100,000	105,500

INEOS Group Holdings, Ltd. 144A company guaranty unsec. sub. notes 8 1/2s, 2016 (United Kingdom)		500,000	452,500

			558,000
Coal (—%)

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017		500,000	528,750

			528,750
Commercial and consumer services (0.7%)

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018		1,000,000	1,132,500

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016		1,000,000	1,041,250

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		3,000,000	2,902,500

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		1,130,000	1,178,025

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014		1,000,000	728,750

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016		2,015,000	1,375,238

			8,358,263
Computers (0.3%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)		2,069,500	2,053,979

Ceridian Corp. 144A sr. notes 8 7/8s, 2019		2,000,000	2,100,000

			4,153,979
Consumer finance (0.1%)

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015		1,161,000	1,187,123

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019		400,000	428,000

			1,615,123
Consumer services (—%)

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		350,000	379,750

			379,750
Containers (—%)

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 3/4s, 2016		130,000	136,500

			136,500
Electronics (0.2%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017		1,000,000	1,052,500

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020		670,000	713,550

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		700,000	749,000

			2,515,050
Financial (—%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		500,000	583,125

			583,125
Food (0.1%)

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022		700,000	729,750

			729,750
Gaming and lottery (3.0%)

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)		35,032,500	35,908,313

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		1,000,000	1,132,500

			37,040,813
Health-care services (—%)

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		500,000	566,875

			566,875
Homebuilding (—%)

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		265,000	267,650

			267,650
Investment banking/Brokerage (0.2%)

Jefferies Group, Inc. sr. unsec. notes 5 1/8s, 2018		2,000,000	1,960,000

Jefferies Group, Inc. sr. unsec. notes 3 7/8s, 2015		1,000,000	995,000

			2,955,000
Lodging/Tourism (—%)

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		77,000	88,069

			88,069
Machinery (0.1%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		177,000	188,948

Terex Corp. sr. unsec. sub. notes 8s, 2017		500,000	526,250

			715,198
Manufacturing (0.1%)

General Cable Corp. company guaranty sr. unsec. unsub. notes FRN 2.836s, 2015		20,000	18,750

RBS Global, Inc./Rexnord Corp. company guaranty unsec. sr. notes 8 1/2s, 2018		500,000	551,250

			570,000
Media (—%)

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015		335,000	247,900

			247,900
Medical technology (0.3%)

Hologic, Inc. 144A company guaranty sr. unsec. notes 6 1/4s, 2020		600,000	634,500

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018		1,335,000	1,411,763

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019		1,500,000	1,380,000

			3,426,263
Metals (—%)

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)		400,000	421,000

			421,000
Oil and gas (0.7%)

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. notes 6 7/8s, 2019		680,000	725,900

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. unsec. notes 9 3/8s, 2020		1,190,000	1,280,738

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019		1,000,000	950,000

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019		765,000	864,450

Plains Exploration & Production Co. company guaranty sr. unsec. notes 7 5/8s, 2018		500,000	535,000

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		785,000	859,575

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020		2,670,000	2,770,125

SandRidge Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2016		200,000	220,000

			8,205,788
Power producers (0.2%)

Calpine Corp. 144A sr. notes 7 1/4s, 2017		174,000	188,355

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)		1,300,000	828,750

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		2,000,000	1,170,000

			2,187,105
Restaurants (0.1%)

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		1,000,000	1,105,000

			1,105,000
Retail (0.1%)

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017		1,000,000	1,023,750

			1,023,750
Technology services (0.4%)

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021		2,460,000	2,484,594

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015		1,052,750	1,079,069

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		1,000,000	997,500

			4,561,163
Telecommunications (0.6%)

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021		500,000	552,500

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)		2,500,000	2,600,000

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		1,000,000	1,052,500

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021		835,000	647,125

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		1,500,000	1,518,750

Sprint Nextel Corp. 144A sr. unsec. notes 9 1/8s, 2017		500,000	556,250

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		500,000	549,375

			7,476,500
Telephone (—%)

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016		500,000	530,000

			530,000

Total corporate bonds and notes (cost $92,241,166)			$95,064,959

SENIOR LOANS (2.6%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018		$4,398,000	$3,865,965

Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017		5,000,000	4,982,640

Dynegy Power, LLC bank term loan FRN 9 1/4s, 2016		992,500	1,027,238

EP Energy, LLC bank term loan FRN 6 1/2s, 2018		90,000	91,013

Lightsquared LP bank term loan FRN 12s, 2014(PIK)		19,417,288	13,074,301

Sabre Holdings Corp. bank term loan FRN 5.989s, 2017		994,751	970,297

Travelport, LLC bank term loan FRN 11s, 2015		1,833,000	1,828,418

Travelport, LLC bank term loan FRN Ser. B, 4.968s, 2015		2,281,327	2,076,822

Travelport, LLC bank term loan FRN Ser. S, 4.97s, 2015		718,673	654,249

Wideopenwest Finance, LLC bank term loan FRN 6 1/4s, 2018		3,230,000	3,205,775

Total senior loans (cost $32,439,805)			$31,776,718

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
		Shares	Value

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		97,508	$2,452,931

United Technologies Corp. $3.75 cv. pfd.(NON)		40,433	2,132,841

Total convertible preferred stocks (cost $3,382,146)			$4,585,772

PREFERRED STOCKS (0.3%)(a)
		Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.		1,000	$898,625

Strategic Hotels & Resorts Ser. A, $2.13 cum. pfd.(R)		125,733	3,116,921

Total preferred stocks (cost $3,029,472)			$4,015,546

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
		Principal amount	Value

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s ( zero %, 3/1/16) 2026(STP)		$2,984,000	$2,596,080

Total convertible bonds and notes (cost $2,492,790)			$2,596,080

SHORT-TERM INVESTMENTS (30.9%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)		42,138,975	$42,138,975

Putnam Money Market Liquidity Fund 0.13%(e)		205,646,934	205,646,934

U.S. Treasury Bills with an effective yield of 0.195%, March 7, 2013(SEG)		$20,000,000	19,983,360

U.S. Treasury Bills with an effective yield of 0.163%, April 4, 2013		10,000,000	9,989,930

U.S. Treasury Bills with an effective yield of 0.155%, January 10, 2013		18,750,000	18,739,463

U.S. Treasury Bills with effective yields ranging from 0.148% to 0.168%, May 2, 2013		31,000,000	30,964,071

U.S. Treasury Bills with effective yields ranging from 0.140% to 0.144%, February 7, 2013		31,000,000	30,978,331

U.S. Treasury Bills with effective yields ranging from 0.110% to 0.141%, October 18, 2012		23,750,000	23,745,250

Total short-term investments (cost $382,170,673)			$382,186,314

TOTAL INVESTMENTS

Total investments (cost $1,212,496,838)(b)			$1,287,006,863

FUTURES CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	36	$4,847,625	Sep-12	$(67,287)

Total				$(67,287)

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2012 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,235,528,711.
(b)	The aggregate identified cost on a tax basis is $1,211,384,931, resulting in gross unrealized appreciation and depreciation of $106,026,319 and $30,404,387, respectively, or net unrealized appreciation of $75,621,932.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,086,180, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $40,691,856.
The fund received cash collateral of $42,138,975, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $65,700 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $210,315,245 and $189,537,340, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $4,847,625 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average contract amount of approximately 400 futures contracts outstanding for the reporting period.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$58,225,276	$—	$—
Capital goods	19,678,811	—	—
Communication services	283,968,292	—	—
Consumer cyclicals	24,487,048	1,086,180	—
Consumer staples	13,638,948	—	—
Energy	49,650,786	328,640	—
Financials	131,647,069	—	—
Health care	88,915,593	—	—
Technology	61,532,520	—	—
Transportation	33,622,311	—	—
Total common stocks	765,366,654	1,414,820	—
Convertible bonds and notes	—	2,596,080	—
Convertible preferred stocks	2,132,841	2,452,931	—
Corporate bonds and notes	—	95,064,959	—
Preferred stocks	3,116,921	898,625	—
Senior loans	—	31,776,718	—
Short-term investments	205,646,934	176,539,380	—

Totals by level	$976,263,350	$310,743,513	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(67,287)	$—	$—

Totals by level	$(67,287)	$—	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$—	$67,287

Total	$—	$67,287

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2013

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Equity Spectrum Fund

The fund's portfolio
7/31/12 (Unaudited)

COMMON STOCKS (86.6%)(a)
	Shares	Value

Aerospace and defense (7.8%)

L-3 Communications Holdings, Inc.	423,300	$30,007,737

Northrop Grumman Corp.	176,937	11,713,229

		41,720,966
Airlines (4.0%)

United Continental Holdings, Inc.(NON)(S)	1,136,400	21,466,596

		21,466,596
Biotechnology (4.9%)

Biospecifics Technologies Corp.(NON)	143,852	2,599,406

Cubist Pharmaceuticals, Inc.(NON)	532,615	22,934,402

		25,533,808
Chemicals (6.5%)

LyondellBasell Industries NV Class A (Netherlands)	510,800	22,745,924

OM Group, Inc.(NON)	154,700	2,428,790

W.R. Grace & Co.(NON)	177,100	9,924,684

		35,099,398
Communications equipment (13.0%)

EchoStar Corp. Class A(NON)	2,417,064	69,611,443

		69,611,443
Consumer finance (5.5%)

Capital One Financial Corp.	519,600	29,352,204

		29,352,204
Diversified financial services (6.2%)

Bank of America Corp.	1,467,200	10,769,248

Citigroup, Inc.	409,200	11,101,596

JPMorgan Chase & Co.	314,100	11,307,600

		33,178,444
Health-care equipment and supplies (2.5%)

GenMark Diagnostics, Inc.(NON)	702,380	3,968,447

STAAR Surgical Co.(NON)(AFF)	1,874,660	9,635,752

		13,604,199
Hotels, restaurants, and leisure (3.8%)

AFC Enterprises(NON)	645,646	14,262,320

Famous Dave's of America, Inc.(NON)	197,973	2,058,919

MTR Gaming Group, Inc.(NON)	1,207,538	4,347,137

		20,668,376
IT Services (2.0%)

Mantech International Corp. Class A	494,400	10,842,192

		10,842,192
Life sciences tools and services (0.6%)

Sequenom, Inc.(NON)(S)	1,085,774	3,051,025

		3,051,025
Media (12.8%)

DISH Network Corp. Class A	2,141,713	65,879,092

Rentrak Corp.(NON)	152,700	2,858,544

		68,737,636
Metals and mining (0.4%)

Horsehead Holding Corp.(NON)	208,900	1,886,367

		1,886,367
Oil, gas, and consumable fuels (5.4%)

Cabot Oil & Gas Corp.	156,834	6,616,826

Chesapeake Energy Corp.	852,300	16,040,286

Lone Pine Resources, Inc. (Canada)(NON)	1,409,000	3,127,980

McMoRan Exploration Co.(NON)(S)	249,439	3,257,673

		29,042,765
Pharmaceuticals (7.3%)

Elan Corp. PLC ADR (Ireland)(NON)	714,800	8,255,940

Jazz Pharmaceuticals PLC (Ireland)(NON)	364,476	17,520,361

Medicines Co. (The)(NON)	211,700	5,300,968

Warner Chilcott PLC Class A (Ireland)(NON)	463,700	7,882,900

		38,960,169
Specialty retail (4.1%)

Select Comfort Corp.(NON)(S)	849,168	22,086,861

		22,086,861

Total common stocks (cost $430,439,159)		$464,842,449

PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Strategic Hotels & Resorts Ser. A, $2.13 cum. pfd.(R)	33,185	$822,656

Total preferred stocks (cost $797,767)		$822,656

SHORT-TERM INVESTMENTS (19.2%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)	23,557,275	$23,557,275

Putnam Money Market Liquidity Fund 0.13%(e)	23,444,196	23,444,196

U.S. Treasury Bills with an effective yield of 0.195%, March 7, 2013	10,000,000	9,991,679

U.S. Treasury Bills with an effective yield of 0.168%, May 2, 2013	$5,500,000	5,493,626

U.S. Treasury Bills with an effective yield of 0.163%, April 4, 2013	15,000,000	14,984,895

U.S. Treasury Bills with an effective yield of 0.155%, January 10, 2013	5,000,000	4,997,190

U.S. Treasury Bills with effective yields ranging from 0.140% to 0.144%, February 7, 2013	15,500,000	15,489,166

U.S. Treasury Bills with an effective yield of 0.141%, October 18, 2012	5,000,000	4,999,000

Total short-term investments (cost $102,949,011)		$102,957,027

TOTAL INVESTMENTS

Total investments (cost $534,185,937)(b)		$568,622,132

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2012 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.

(a)	Percentages indicated are based on net assets of $536,693,425.

(b)	The aggregate identified cost on a tax basis is $534,188,198, resulting in gross unrealized appreciation and depreciation of $66,609,082 and $32,175,148, respectively, or net unrealized appreciation of $34,433,934.

(NON)	Non-income-producing security.

(AFF)	Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:

	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sales proceeds	Income distributions	Capital gain distributions	Market value at the end of the reporting period
	STAAR Surgical Co.	$10,146,098	$7,763,184	$--	$--	$--	$9,635,752
	Totals	$10,146,098	$7,763,184	$--	$--	$--	$9,635,752

Market values are shown for those securities affiliated at period end.

(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $22,625,013.

The fund received cash collateral of $23,577,275 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.

(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $10,716 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $86,272,007 and $114,118,508, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R)	Real Estate Investment Trust.

(S)	Security on loan, in part or in entirety, at the close of the reporting period.

Security valuation: Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$111,492,873	$—	$—
Energy	29,042,765	—	—
Financials	62,530,648	—	—
Health care	81,149,201	—	—
Industrials	63,187,562	—	—
Information technology	80,453,635	—	—
Materials	36,985,765	—	—
Total common stocks	464,842,449	—	—
Preferred stocks	$822,656	$—	$—
Short-term investments	23,444,196	79,512,831	—

Totals by level	$489,109,301	$79,512,831	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Global Sector Fund

The fund's portfolios
7/31/12 (Unaudited)

	Shares	Value
Global Sector Funds 99.6%*

Putnam Global Consumer Fund (Class Y)	38,873	$571,826

Putnam Global Financials Fund (Class Y)	47,570	489,018

Putnam Global Health Care Fund (Class Y)	6,124	282,634

Putnam Global Industrials Fund (Class Y)	21,794	285,720

Putnam Global Natural Resources Fund (Class Y)	24,619	459,149

Putnam Global Technology Fund (Class Y)	21,070	326,166

Putnam Global Telecommunications Fund (Class Y)	7,874	113,459

Putnam Global Utilities Fund (Class Y)	9,413	97,145

Total Global Sector Funds (cost $2,750,533)		$2,625,117

Fixed Income Funds 0.4%*

Putnam Money Market Fund (Class A)	11,760	$11,760

Total Fixed Income Funds (cost $11,760)		$11,760

Total Investments (cost $2,762,293)(b)		$2,636,877

* Percentages indicated are based on net assets of $2,636,309

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through July 31, 2012 (the reporting period).
(b)	The aggregate identified cost on a tax basis is $2,783,400, resulting in gross unrealized appreciation and depreciation of $45,133 and $191,656, respectively, or net unrealized depreciation of $146,523.
Security valuation: The price of the fund’s shares are based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund's financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Global sector funds	$2,625,117	$—	$—
Fixed income funds	11,760	—	—

Totals by level	$2,636,877	$—	$—

Transactions with affiliated issuers

Putnam Global Sector Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Global Consumer Fund	$491,198	$184,915	$112,763	$8,569	$36,896	$571,826
Putnam Global Financials Fund	429,784	168,929	112,738	7,407	3,126	489,018
Putnam Global Health Care Fund	230,028	97,414	57,062	6,654	21,238	282,634
Putnam Global Industrials Fund	248,429	90,552	54,138	6,923	8,649	285,720
Putnam Global Natural Resources Fund	423,779	155,973	81,899	13,178	—	459,149
Putnam Global Technology Fund	292,353	100,024	68,092	4,331	10,010	326,166
Putnam Global Telecommunications Fund	108,210	32,544	37,718	3,937	1,444	113,459
Putnam Global Utilities Fund	98,715	27,725	29,893	2,544	—	97,145
Putnam Money Market Fund	6,290	14,850	9,380	—	—	11,760
Totals	$2,328,786	$872,926	$563,683	$53,543	$81,363	$2,636,877

Market values are shown for those securities affiliated at period end.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2013

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
7/31/12 (Unaudited)

COMMON STOCKS (96.6%)(a)
	Shares	Value

Aerospace and defense (3.8%)

Embraer SA ADR (Brazil)	927	$23,527

General Dynamics Corp.	421	26,708

Honeywell International, Inc.	1,340	77,787

L-3 Communications Holdings, Inc.	870	61,674

Northrop Grumman Corp.	652	43,162

Precision Castparts Corp.	155	24,112

Raytheon Co.	404	22,414

Textron, Inc.	668	17,401

United Technologies Corp.	455	33,870

		330,655
Air freight and logistics (0.7%)

United Parcel Service, Inc. Class B	823	62,227

		62,227
Airlines (0.8%)

Delta Air Lines, Inc.(NON)	991	9,563

Southwest Airlines Co.	3,695	33,957

Spirit Airlines, Inc.(NON)	1,051	22,607

		66,127
Auto components (0.3%)

Autoliv, Inc. (Sweden)	405	22,911

		22,911
Automobiles (0.4%)

Ford Motor Co.	3,663	33,846

		33,846
Beverages (1.6%)

Coca-Cola Co. (The)	452	36,522

Coca-Cola Enterprises, Inc.	2,007	58,845

Molson Coors Brewing Co. Class B	451	19,086

PepsiCo, Inc.	405	29,456

		143,909
Biotechnology (1.1%)

Amgen, Inc.	754	62,280

Celgene Corp.(NON)	187	12,802

Verastem, Inc.(NON)	2,622	24,489

		99,571
Building products (0.2%)

Fortune Brands Home & Security, Inc.(NON)	960	21,235

		21,235
Capital markets (3.0%)

Ameriprise Financial, Inc.	532	27,515

Apollo Global Management, LLC. Class A	1,838	24,942

Bank of New York Mellon Corp. (The)	2,558	54,434

Goldman Sachs Group, Inc. (The)	393	39,654

Morgan Stanley	2,153	29,410

Och-Ziff Capital Management Group Class A	3,347	24,266

State Street Corp.	807	32,587

SWS Group, Inc.(NON)	5,222	29,922

		262,730
Chemicals (3.2%)

Celanese Corp. Ser. A	879	33,516

CF Industries Holdings, Inc.	124	24,274

Dow Chemical Co. (The)	1,833	52,754

E.I. du Pont de Nemours & Co.	741	36,828

Huntsman Corp.	1,393	17,621

LyondellBasell Industries NV Class A (Netherlands)	626	27,876

Monsanto Co.	439	37,587

Tronox, Ltd. Class A(NON)	740	17,146

W.R. Grace & Co.(NON)	493	27,628

		275,230
Commercial banks (2.1%)

PNC Financial Services Group, Inc.	582	34,396

Regions Financial Corp.	3,265	22,724

U.S. Bancorp	2,206	73,901

Wells Fargo & Co.	1,447	48,923

		179,944
Communications equipment (1.9%)

Cisco Systems, Inc.	4,286	68,362

Polycom, Inc.(NON)	1,844	16,117

Qualcomm, Inc.	1,361	81,224

		165,703
Computers and peripherals (3.9%)

Apple, Inc.(NON)	347	211,934

EMC Corp.(NON)	2,334	61,174

Hewlett-Packard Co.	1,410	25,718

NetApp, Inc.(NON)	558	18,230

SanDisk Corp.(NON)	628	25,830

		342,886
Consumer finance (1.1%)

Capital One Financial Corp.	768	43,384

Discover Financial Services	1,536	55,235

		98,619
Containers and packaging (0.5%)

Bemis Co., Inc.	567	17,435

Owens-Illinois, Inc.(NON)	1,269	23,413

		40,848
Diversified financial services (3.3%)

Bank of America Corp.	5,766	42,322

Citigroup, Inc.	1,945	52,768

CME Group, Inc.	330	17,196

JPMorgan Chase & Co.	4,244	152,784

Nasdaq OMX Group, Inc. (The)	1,088	24,698

		289,768
Diversified telecommunication services (2.4%)

AT&T, Inc.	943	35,759

CenturyLink, Inc.	799	33,190

Iridium Communications, Inc.(NON)	3,460	31,348

Verizon Communications, Inc.	2,307	104,138

		204,435
Electric utilities (1.1%)

Edison International	800	36,944

Entergy Corp.	830	60,316

		97,260
Electrical equipment (0.2%)

Hubbell, Inc. Class B	251	20,652

		20,652
Electronic equipment, instruments, and components (0.3%)

TE Connectivity, Ltd. (Switzerland)	785	25,913

		25,913
Energy equipment and services (1.4%)

Cameron International Corp.(NON)	509	25,587

Nabors Industries, Ltd.(NON)	1,856	25,687

Schlumberger, Ltd.	928	66,129

		117,403
Food and staples retail (2.4%)

Chefs' Warehouse, Inc. (The)(NON)	845	13,647

CVS Caremark Corp.	1,399	63,305

Kroger Co. (The)	1,018	22,569

Safeway, Inc.	863	13,420

Walgreen Co.	818	29,742

Wal-Mart Stores, Inc.	833	62,000

		204,683
Food products (1.1%)

Bunge, Ltd.	237	15,587

H.J. Heinz Co.	470	25,949

Hillshire Brands Co.	579	14,828

Mead Johnson Nutrition Co.	312	22,764

Post Holdings, Inc.(NON)	612	18,115

		97,243
Health-care equipment and supplies (2.2%)

Baxter International, Inc.	721	42,186

Boston Scientific Corp.(NON)	2,683	13,871

Covidien PLC (Ireland)	989	55,265

Medtronic, Inc.	867	34,177

St. Jude Medical, Inc.	584	21,818

Zimmer Holdings, Inc.	447	26,342

		193,659
Health-care providers and services (3.3%)

Aetna, Inc.	2,426	87,482

AmerisourceBergen Corp.	682	27,075

Express Scripts Holding Co.(NON)	885	51,277

HCA Holdings, Inc.	916	24,256

Health Management Associates, Inc. Class A(NON)	3,004	19,766

McKesson Corp.	272	24,679

UnitedHealth Group, Inc.	1,037	52,980

		287,515
Hotels, restaurants, and leisure (1.8%)

Ignite Restaurant Group, Inc.(NON)	3,761	51,413

McDonald's Corp.	320	28,595

Red Robin Gourmet Burgers, Inc.(NON)	1,479	44,148

Ruby Tuesday, Inc.(NON)	2,274	14,576

Wyndham Worldwide Corp.	400	20,820

		159,552
Household durables (0.4%)

Newell Rubbermaid, Inc.	1,813	31,999

		31,999
Household products (1.1%)

Colgate-Palmolive Co.	356	38,220

Energizer Holdings, Inc.(NON)	396	30,797

Procter & Gamble Co. (The)	476	30,721

		99,738
Independent power producers and energy traders (0.4%)

AES Corp. (The)(NON)	2,877	34,697

		34,697
Industrial conglomerates (2.4%)

General Electric Co.	6,147	127,550

Tyco International, Ltd.	1,458	80,103

		207,653
Insurance (3.5%)

ACE, Ltd.	440	32,340

Allstate Corp. (The)	854	29,292

Hartford Financial Services Group, Inc. (The)	1,519	24,988

MetLife, Inc.	2,848	87,633

Principal Financial Group	688	17,606

Prudential Financial, Inc.	1,133	54,701

RenaissanceRe Holdings, Ltd.	276	20,421

Travelers Cos., Inc. (The)	528	33,079

		300,060
Internet and catalog retail (1.0%)

Amazon.com, Inc.(NON)	88	20,530

HSN, Inc.	719	30,457

Priceline.com, Inc.(NON)	53	35,072

		86,059
Internet software and services (2.3%)

Brightcove, Inc.(NON)	2,423	35,885

eBay, Inc.(NON)	637	28,219

Facebook, Inc. Class A(NON)	656	14,242

Google, Inc. Class A(NON)	168	106,339

Sohu.com, Inc. (China)(NON)	314	11,006

		195,691
IT Services (3.7%)

Accenture PLC Class A	673	40,582

Alliance Data Systems Corp.(NON)	455	59,150

IBM Corp.	506	99,166

Total Systems Services, Inc.	2,471	58,439

Unisys Corp.(NON)	403	7,830

Visa, Inc. Class A	202	26,072

Western Union Co. (The)	1,879	32,751

		323,990
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.	1,027	39,324

Thermo Fisher Scientific, Inc.	160	8,907

		48,231
Machinery (2.1%)

Caterpillar, Inc.	527	44,379

CNH Global NV (Netherlands)(NON)	356	13,571

Eaton Corp.	626	27,444

Ingersoll-Rand PLC	427	18,109

Parker Hannifin Corp.	670	53,814

Wabtec Corp.	270	21,379

		178,696
Media (4.4%)

CBS Corp. Class B	870	29,110

Comcast Corp. Class A	2,199	71,577

DISH Network Corp. Class A	907	27,899

Gannett Co., Inc.	1,179	16,636

Interpublic Group of Companies, Inc. (The)	4,725	46,636

News Corp. Class A	849	19,544

Omnicom Group, Inc.	436	21,878

Time Warner Cable, Inc.	276	23,441

Time Warner, Inc.	931	36,421

Walt Disney Co. (The)	1,774	87,174

		380,316
Metals and mining (0.8%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	952	32,054

Iluka Resources, Ltd. (Australia)	1,676	16,545

Teck Resources, Ltd. Class B (Canada)	756	21,191

		69,790
Multiline retail (1.1%)

Macy's, Inc.	1,244	44,585

Target Corp.	771	46,761

		91,346
Multi-utilities (1.6%)

Ameren Corp.	1,839	62,912

CenterPoint Energy, Inc.	1,967	41,425

DTE Energy Co.	576	35,349

		139,686
Office electronics (0.4%)

Xerox Corp.	4,894	33,915

		33,915
Oil, gas, and consumable fuels (8.0%)

American Midstream Partners LP	2,837	58,698

Apache Corp.	379	32,639

Chevron Corp.	1,060	116,155

Devon Energy Corp.	437	25,835

Exxon Mobil Corp.	1,151	99,964

Hess Corp.	618	29,145

Kodiak Oil & Gas Corp.(NON)	2,000	16,700

LRR Energy LP	2,799	45,988

Marathon Oil Corp.	1,257	33,273

Noble Energy, Inc.	227	19,847

Occidental Petroleum Corp.	951	82,766

Oiltanking Partners LP (Units)	470	15,957

Royal Dutch Shell PLC ADR (United Kingdom)	718	48,968

SandRidge Permiam Trust	1,211	24,801

Scorpio Tankers, Inc. (Monaco)(NON)	737	4,429

Suncor Energy, Inc. (Canada)	726	22,172

Valero Energy Corp.	623	17,133

		694,470
Paper and forest products (0.2%)

International Paper Co.	595	19,522

		19,522
Personal products (0.2%)

Avon Products, Inc.	1,368	21,190

		21,190
Pharmaceuticals (5.0%)

Abbott Laboratories	442	29,309

Johnson & Johnson	1,071	74,135

Medicines Co. (The)(NON)	1,283	32,126

Merck & Co., Inc.	2,636	116,432

Pfizer, Inc.	6,202	149,096

ViroPharma, Inc.(NON)	1,397	30,329

		431,427
Professional services (0.7%)

Equifax, Inc.	449	21,031

Nielsen Holdings NV(NON)	1,377	39,245

		60,276
Real estate investment trusts (REITs) (2.0%)

American Campus Communities, Inc.	693	33,028

American Capital Agency Corp.	1,221	42,906

CYS Investments, Inc.	2,491	36,020

Two Harbors Investment Corp.	3,488	40,007

Weyerhaeuser Co.	1,066	24,891

		176,852
Real estate management and development (0.4%)

Kennedy-Wilson Holdings, Inc.	2,500	34,200

		34,200
Road and rail (0.6%)

Hertz Global Holdings, Inc.(NON)	1,935	21,788

Union Pacific Corp.	243	29,794

		51,582
Semiconductors and semiconductor equipment (1.3%)

Advanced Micro Devices, Inc.(NON)	4,553	18,485

Intel Corp.	1,694	43,536

KLA-Tencor Corp.	614	31,259

Texas Instruments, Inc.	756	20,593

		113,873
Software (3.2%)

CA, Inc.	690	16,608

Microsoft Corp.	5,427	159,934

Oracle Corp.	3,455	104,341

		280,883
Specialty retail (2.5%)

Best Buy Co., Inc.	1,317	23,825

Express, Inc.(NON)	1,033	16,631

Foot Locker, Inc.	1,100	36,322

Group 1 Automotive, Inc.	548	29,455

Home Depot, Inc. (The)	636	33,186

Lowe's Cos., Inc.	1,012	25,674

Staples, Inc.	1,562	19,900

TJX Cos., Inc. (The)	714	31,616

		216,609
Textiles, apparel, and luxury goods (0.5%)

Coach, Inc.	869	42,868

		42,868
Thrifts and mortgage finance (0.3%)

United Financial Bancorp, Inc.	1,615	23,014

		23,014
Tobacco (1.6%)

Lorillard, Inc.	292	37,563

Philip Morris International, Inc.	1,099	100,493

		138,056
Trading companies and distributors (0.2%)

Air Lease Corp.(NON)	699	13,759

		13,759

Total common stocks (cost $7,858,090)		$8,384,972

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

SPDR S&P Homebuilders ETF	2,362	$49,696

Total investment Companies (cost $40,375)		$49,696

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.	61	$3,607

United Technologies Corp. $3.75 cv. pfd.	314	16,564

Total convertible preferred stocks (cost $21,800)		$20,171

SHORT-TERM INVESTMENTS (2.7%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.13%(e)	233,017	$233,017

Total short-term investments (cost $233,017)		$233,017

TOTAL INVESTMENTS

Total investments (cost $8,153,282)(b)		$8,687,856

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $8,680,240.
(b)	The aggregate identified cost on a tax basis is $8,151,974, resulting in gross unrealized appreciation and depreciation of $953,280 and $417,398, respectively, or net unrealized appreciation of $535,882.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $50 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $180,156 and $138,011, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$1,065,506	$—	$—
Consumer staples	704,819	—	—
Energy	811,873	—	—
Financials	1,365,187	—	—
Health care	1,060,403	—	—
Industrials	1,012,862	—	—
Information technology	1,482,854	—	—
Materials	388,845	16,545	—
Telecommunication services	204,435	—	—
Utilities	271,643	—	—
Total common stocks	8,368,427	16,545	—
Convertible preferred stocks	16,564	3,607	—
Investment Companies	49,696	—	—
Short-term investments	233,017	—	—

Totals by level	$8,667,704	$20,152	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012